Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Nov. 16, 2012	Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	Capitol Federal Financial Inc
Entity Central Index Key	0001490906
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		152,907,557
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	cffn
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 1.93

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS:
Cash and cash equivalents (includes interest-earning deposits of $127,544 and $105,292)	$ 141,705	$ 121,070
SECURITIES:
Available-for-sale ("AFS") at estimated fair value (amortized cost of $1,367,925 and $1,443,529)	1,406,844	1,486,439
Held-to-maturity ("HTM") at amortized cost (estimated fair value of $1,969,899 and $2,434,292)	1,887,947	2,370,117
Loans receivable, net (of allowance for credit losses ("ACL") of $11,100 and $15,465)	5,608,083	5,149,734
Bank-owned life insurance ("BOLI")	58,012	56,534
Capital stock of Federal Home Loan Bank ("FHLB"), at cost	132,971	126,877
Accrued interest receivable	26,092	29,316
Premises and equipment, net	57,766	48,423
Other Real estate owned ("OREO"), net	8,047	11,321
Other assets	50,837	50,968
TOTAL ASSETS	9,378,304	9,450,799
LIABILITIES:
Deposits	4,550,643	4,495,173
Advances from FHLB	2,530,322	2,379,462
Other borrowings	365,000	515,000
Advance payments by borrowers for taxes and insurance	55,642	55,138
Income taxes payable	918	2,289
Deferred income tax liabilities, net	25,042	20,447
Accounts payable and accrued expenses	44,279	43,761
Total liabilities	7,571,846	7,511,270
Commitments and Contingencies (Note 12)
STOCKHOLDERS' EQUITY:
Preferred stock ($0.01 par value) 100,000,000 shares authorized; no share issued or outstanding	0	0
Common stock ($0.01 par value) 1,400,000,000 shares authorized, 155,379,739 and 167,498,133 shares issued and outstanding as of September 30, 2012 and 2011, respectively	1,554	1,675
Additional paid-in capital	1,292,122	1,392,567
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(47,575)	(50,547)
Retained earnings	536,150	569,127
Accumulated other comprehensive income ("AOCI"), net of tax	24,207	26,707
Total stockholders' equity	1,806,458	1,939,529
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,378,304	$ 9,450,799

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Interest-earning deposits	$ 127,544	$ 105,292
Available-for-sale Securities, Amortized Cost	1,367,925	1,443,529
Held-to-maturity securities, fair value	1,969,899	2,434,392
Loans receivable, allowance for credit losses	$ 11,100	$ 15,465
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	155,379,739	167,498,133
Common stock, shares outstanding	155,379,739	167,498,133

Consolidated Statements Of Income (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 236,225,000	$ 251,909,000	$ 282,307,000
Mortgage-backed securities ("MBS")	71,156,000	71,332,000	71,859,000
Investment securities	15,944,000	19,077,000	15,682,000
Capital stock of FHLB	4,446,000	3,791,000	3,966,000
Cash and cash equivalents	280,000	756,000	237,000
Total interest and dividend income	328,051,000	346,865,000	374,051,000
INTEREST EXPENSE:
FHLB advances	82,044,000	90,298,000	97,212,000
Deposits	46,170,000	63,568,000	79,216,000
Other borrowings	14,956,000	24,265,000	28,058,000
Total interest expense	143,170,000	178,131,000	204,486,000
NET INTEREST INCOME	184,881,000	168,734,000	169,565,000
PROVISION FOR CREDIT LOSSES	2,040,000	4,060,000	8,881,000
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES	182,841,000	164,674,000	160,684,000
OTHER INCOME:
Retail fees and charges	15,915,000	15,509,000	17,789,000
Insurance commissions	2,772,000	3,071,000	2,476,000
Loan fees	2,113,000	2,449,000	2,592,000
Income from BOLI	1,478,000	1,824,000	1,202,000
Gains on securities, net			6,454,000
Other income, net	1,955,000	2,142,000	3,898,000
Total other income	24,233,000	24,995,000	34,411,000
OTHER EXPENSES:
Salaries and employee benefits	44,235,000	44,913,000	42,666,000
Occupancy, information technology, and communications	16,334,000	16,051,000	15,554,000
Deposit and loan transaction costs	5,381,000	5,157,000	5,300,000
Regulatory and outside services	5,291,000	5,224,000	4,769,000
Federal insurance premium	4,444,000	5,222,000	7,452,000
Advertising and promotional	3,931,000	3,723,000	6,027,000
Contribution to Capitol Federal Foundation ("Foundation")		40,000,000
Other expenses, net	11,459,000	12,027,000	7,962,000
Total other expenses	91,075,000	132,317,000	89,730,000
INCOME BEFORE INCOME TAX EXPENSE	115,999,000	57,352,000	105,365,000
INCOME TAX EXPENSE	41,486,000	18,949,000	37,525,000
NET INCOME	$ 74,513,000	$ 38,403,000	$ 67,840,000
Basic earnings per share	$ 0.47	$ 0.24	$ 0.41
Diluted earnings per share	$ 0.47	$ 0.24	$ 0.41
Dividends declared per share	$ 0.4	$ 1.625	$ 2.29
Basic weighted average common shares	157,912,978	162,625,274	165,862,176
Diluted weighted average common shares	157,916,400	162,632,665	165,899,445

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Unearned Compensation-ESOP [Member]	Retained Earnings [Member]	AOCI [Member]	Treasury Stock [Member]	Total
Balance at Sep. 30, 2009	$ 915	$ 452,542	$ (8,066)	$ 781,604	$ 33,870	$ (319,567)	$ 941,298
Comprehensive income:
Net income				67,840			67,840
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes					(2,008)		(2,008)
Total comprehensive income							65,832
ESOP activity, net		4,465	2,016				6,481
Restricted stock activity, net		(40)				47	7
Stock based compensation		452					452
Repurchase of common stock						(4,019)	(4,019)
Stock options exercised		121				178	299
Dividends on common stock to stockholders				(48,400)			(48,400)
Balance at Sep. 30, 2010	915	457,540	(6,050)	801,044	31,862	(323,361)	961,950
Comprehensive income:
Net income				38,403			38,403
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes					(5,155)		(5,155)
Total comprehensive income							33,248
ESOP activity, net		3,259	2,763				6,022
Restricted stock activity, net		(4)					(4)
Stock based compensation		262					262
Stock options exercised		42					42
Dividends on common stock to stockholders				(150,110)			(150,110)
Merger of Capitol Federal Savings Bank MHC	(522)	1,997		(1,223)			252
Retirement of treasury stock	(175)	(204,199)		(118,987)		323,361
Exchange of common stock	276	(323)					(47)
Proceeds from stock offering, net of offering expenses	1,181	1,133,993					1,135,174
Purchase of common stock by ESOP			(47,260)				(47,260)
Balance at Sep. 30, 2011	1,675	1,392,567	(50,547)	569,127	26,707		1,939,529
Comprehensive income:
Net income				74,513			74,513
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes					(2,500)		(2,500)
Total comprehensive income							72,013
ESOP activity, net		3,434	2,972				6,406
Restricted stock activity, net	5	(5)
Stock based compensation		1,196					1,196
Repurchase of common stock	(126)	(105,131)		(43,722)			(148,979)
Stock options exercised		61					61
Dividends on common stock to stockholders				(63,768)			(63,768)
Balance at Sep. 30, 2012	$ 1,554	$ 1,292,122	$ (47,575)	$ 536,150	$ 24,207		$ 1,806,458

Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Stockholders' Equity [Abstract]
Changes in unrealized gain/losses on securities AFS, deferred income taxes	$ 1,491	$ 3,159	$ 1,221
Dividends on common stock to stockholders per share	$ 0.4	$ 1.625	$ 2.29

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 74,513	$ 38,403	$ 67,840
Adjustments to reconcile net income to net cash provided by operating activities:
FHLB stock dividends	(4,446)	(3,791)	(3,966)
Provision for credit losses	2,040	4,060	8,881
Originations of loans receivable held-for-sale ("LHFS")	(6,008)	(11,715)	(47,488)
Proceeds from sales of LHFS	6,524	13,483	46,140
Amortization and accretion of premiums and discounts on securities	8,662	8,100	5,940
Depreciation and amortization of premises and equipment	4,951	4,397	4,584
Amortization of deferred amounts related to FHLB advances, net	8,797	7,091	6,676
Common stock committed to be released for allocation - ESOP	6,406	6,022	6,481
Stock based compensation	1,196	262	452
Provision for deferred income taxes	6,089	(9,647)	3,466
Gain on the sale of trading securities received in the loan swap transaction			(6,454)
Changes in:
Prepaid federal insurance premium, net	3,927	4,718	(20,447)
Accrued interest receivable	3,224	904	2,420
Other assets, net	2,493	637	(7,035)
Income taxes payable/receivable	(1,398)	3,004	(6,697)
Accounts payable and accrued expenses	(10,732)	(143)	(1,631)
Net cash flows provided by operating activities	106,238	65,785	59,162
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of trading securities received in the loan swap transaction			199,144
Purchase of AFS securities	(688,520)	(790,083)
Purchase of HTM securities	(560,024)	(1,979,789)	(1,662,009)
Proceeds from calls, maturities and principal reductions of AFS securities	761,535	351,636	557,141
Proceeds from calls, maturities and principal reductions of HTM securities	1,036,121	1,485,786	628,350
Proceeds from the redemption of capital stock of FHLB	4,048	4,942	16,185
Purchases of capital stock of FHLB	(5,696)	(7,162)	(21)
Net (increase) decrease in loans receivable	(471,144)	(105)	219,628
Purchases of premises and equipment	(12,617)	(12,751)	(8,183)
Proceeds from sales of OREO	13,145	14,205	11,273
Net cash provided by (used in) investing activities	76,848	(933,321)	(38,492)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(63,768)	(150,110)	(48,400)
Deposits, net of withdrawals	55,470	126,553	157,701
Proceeds from borrowings	957,768	644,162	300,000
Repayments of borrowings	(957,768)	(773,771)	(395,000)
Deferred FHLB prepayment penalty	(7,937)		(875)
Change in advance payments by borrowers for taxes and insurance	504	102	(331)
Net proceeds from common stock offering (deferred offering costs)		1,076,411	(5,982)
Repurchase of common stock	(146,781)		(4,019)
Stock options exercised	36	35	210
Excess tax benefits from stock options	25	7	89
Net cash (used in) provided by financing activities	(162,451)	923,389	3,393
NET INCREASE IN CASH AND CASH EQUIVALENTS	20,635	55,853	24,063
CASH AND CASH EQUIVALENTS:
Beginning of Period	121,070	65,217	41,154
End of Period	141,705	121,070	65,217
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income tax payments	36,791	25,517	40,664
Interest payments	135,444	172,332	199,433
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Note received from ESOP in exchange for common stock		47,260
Customer deposit holds related to common stock offering		17,690
Loans transferred to OREO	11,296	15,048	13,717
Swap of loans for trading securities			$ 193,889

Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business - Capitol Federal Financial, Inc. (the “Company”) provides a full range of retail banking services through its wholly-owned subsidiary, Capitol Federal Savings Bank (the “Bank”) which has 36 traditional and 10 in-store banking offices serving primarily the metropolitan areas of Topeka, Wichita, Lawrence, Manhattan, Emporia and Salina, Kansas and portions of the metropolitan area of greater Kansas City.  The Bank emphasizes mortgage lending, primarily originating and purchasing one- to four-family mortgage loans and providing personal retail financial services.  The Bank is subject to competition from other financial institutions and other companies that provide financial services.

On July 21, 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law.  The Dodd-Frank Act, among other things, required the Office of Thrift Supervision (the “OTS”) to be merged into the Office of the Comptroller of the Currency (the “OCC”).  On July 21, 2011, the OCC assumed all functions and authority from the OTS relating to federally chartered savings banks, and the Board of Governors of the Federal Reserve System (“FRB”) assumed all functions and authority from the OTS relating to savings and loan holding companies.   Effective July 21, 2011, the Bank is regulated by the OCC and the Company is regulated by the FRB.  Prior to that date, the Bank and Company were regulated by the OTS.  The Bank is also regulated by the Federal Deposit Insurance Corporation (the “FDIC”).  The Bank and Company are subject to periodic examinations by the above noted regulatory authorities.

The Bank has an expense sharing agreement with the Company that covers the reimbursement of certain expenses that are allocable to the Company.  These expenses include compensation, rent for leased office space, and general overhead expenses.

The Company and its subsidiary have a tax allocation agreement.  The Bank is the paying agent to the taxing authorities for the group for all periods presented.  Each company is liable for taxes as if separate tax returns were filed and reimburses the Bank for its pro rata share of the tax liability.  If any entity has a tax benefit, the Bank reimburses the entity for its tax benefit.

The Company’s ability to pay dividends is dependent, in part, upon its ability to obtain capital distributions from the Bank. The dividend policy of the Company is subject to the discretion of the Board of Directors and will depend upon a number of factors, including the Company’s financial condition and results of operations, the Bank’s regulatory capital requirements, regulatory limitations on the Bank’s ability to make capital distributions to the Company, and the amount of cash at the holding company.  Holders of common stock will be entitled to receive dividends as of and when declared by the Board of Directors of the Company out of funds legally available for that purpose.

Basis of Presentation - In December 2010, Capitol Federal Financial completed its conversion from a mutual holding company form of organization to a stock form of organization (“the corporate reorganization”).  Capitol Federal Financial, which owned 100% of the Bank, was succeeded by the Company, a new Maryland corporation.  As part of the corporate reorganization, Capitol Federal Savings Bank MHC’s (“MHC”) ownership interest in Capitol Federal Financial was sold in a public offering.  Gross proceeds from the offering were $1.18 billion and related offering expenses were $46.7 million, of which $6.0 million were incurred and deferred in fiscal year 2010.  The publicly held shares of Capitol Federal Financial were exchanged for new shares of common stock of the Company.  The exchange ratio was 2.2637 and ensured that immediately after the corporate reorganization the public stockholders of Capitol Federal Financial owned the same aggregate percentage of the Company’s common stock that they owned of Capitol Federal Financial’s common stock immediately prior to the reorganization.  All share information used in the consolidated financial statements and notes to consolidated financial statements prior to the corporate reorganization has been revised to reflect the exchange ratio.  In conjunction with the corporate reorganization, the Company contributed $40.0 million of cash to the Bank’s charitable foundation, Capitol Federal Foundation.  Additionally, a “liquidation account” was established for the benefit of certain depositors of the Bank in an amount equal to MHC’s ownership interest in the retained earnings of Capitol Federal Financial as of June 30, 2010.  As of September 30, 2012, the balance of the liquidation account was $339.3 million.  Under OCC and FRB regulations, neither the Company nor the Bank is permitted to pay dividends on its capital stock to its stockholders if stockholders’ equity would be reduced below the current amount of the liquidation account at that time.

The consolidated financial statements after the corporate reorganization in December 2010 include the accounts of the Company and its wholly owned subsidiary, the Bank.  The consolidated financial statements prior to the corporate reorganization include the accounts of Capitol Federal Financial and its wholly owned subsidiary, the Bank.  The Bank has a wholly owned subsidiary, Capitol Funds, Inc.  Capitol Funds, Inc. has a wholly owned subsidiary, Capitol Federal Mortgage Reinsurance Company.  All intercompany accounts and transactions have been eliminated.

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The ACL is a significant estimate that involves a high degree of complexity and requires management to make difficult and subjective judgments and assumptions about highly uncertain matters.  The use of different judgments and assumptions could cause reported results to differ significantly.  In addition, bank regulators periodically review the Bank’s ACL.  The bank regulators have the ability to require the Bank, as they can require all banks, to increase the ACL or recognize additional charge-offs based upon their judgments, which may differ from management’s judgments.  Any increases in the ACL or recognition of additional charge-offs required by bank regulators could adversely affect the Company’s financial condition and results of operations.

Cash and Cash Equivalents - Cash and cash equivalents include cash on hand and amounts due from banks.  The Bank has an acknowledged informal agreement with another bank where it maintains a deposit account.  Under this agreement, service fees charged to the Bank are waived provided certain average compensating balances are maintained throughout each month.  FRB regulations require federally chartered savings banks to maintain cash reserves against their transaction accounts.  Required reserves must be maintained in the form of vault cash, an account at a Federal Reserve Bank, or a pass-through account as defined by the FRB.  The amount of interest-earning deposits held at the FRB as of September 30, 2012 and 2011 was $122.4 million and $99.9 million, respectively.  The Bank is in compliance with the FRB requirements.  For the years ended September 30, 2012 and 2011, the average daily balance of required reserves at the Federal Reserve Bank was $9.2 million and $9.3 million, respectively.

Securities - Securities include mortgage-backed and agency securities issued primarily by United States Government-Sponsored Enterprises (“GSE”), including Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) and FHLB,  United States Government agencies, including Government National Mortgage Association (“GNMA”), and municipal bonds.  Securities are classified as HTM, AFS, or trading based on management’s intention on the date of purchase.  Generally, classifications are made in response to liquidity needs, asset/liability management strategies, and the market interest rate environment at the time of purchase.

Securities that management has the intent and ability to hold to maturity are classified as HTM and reported at amortized cost.  Such securities are adjusted for the amortization of premiums and discounts which are recognized as adjustments to interest income over the life of the securities using the level-yield method.

Securities that management may sell if necessary for liquidity or asset management purposes are classified as AFS and reported at fair value, with unrealized gains and losses reported as a component of AOCI within stockholders’ equity, net of deferred income taxes.  The amortization of premiums and discounts are recognized as adjustments to interest income over the life of the securities using the level-yield method.  Gains or losses on the disposition of AFS securities are recognized using the specific identification method.  Estimated fair values of AFS securities are based on one of three methods:  1) quoted market prices where available, 2) quoted market prices for similar instruments if quoted market prices are not available, and 3) unobservable data that represents the Bank’s assumptions about items that market participants would consider in determining fair value where no market data is available.  See additional discussion of fair value of AFS securities in Note 14.

Securities that are purchased and held principally for resale in the near future are classified as trading securities and are reported at fair value, with unrealized gains and losses included in other income in the consolidated statements of income.  During the fiscal years ended September 30, 2012 and 2011, neither the Company nor the Bank maintained a trading securities portfolio.

Management monitors the securities portfolio for impairment on an ongoing basis and performs a formal review quarterly.  The process involves monitoring market events and other items that could impact issuers.  The evaluation includes, but is not limited to, such factors as:  the nature of the investment, the length of time the security has had a fair value less than the amortized cost basis, the cause(s) and severity of the loss, expectation of an anticipated recovery period, recent events specific to the issuer or industry including the issuer’s financial condition and current ability to make future payments in a timely manner, external credit ratings and recent downgrades in such ratings, management’s intent to sell and whether it is more likely than not management would be required to sell prior to recovery for debt securities.  Management determines whether other-than-temporary losses should be recognized for impaired securities by assessing all known facts and circumstances surrounding the securities.  If management intends to sell an impaired security or if it is more likely than not that management will be required to sell an impaired security before recovery of its amortized cost basis, an other-than-temporary impairment has occurred and the difference between amortized cost and fair value will be recognized as a loss in earnings and the security will be written down to fair value.  Such losses would be included in other income in the consolidated statements of income.

Loans Receivable  - Loans receivable that management has the intent and ability to hold for the foreseeable future are carried at the amount of unpaid principal, net of ACL, undisbursed loan funds, unamortized premiums and discounts, and deferred loan origination fees and costs.  Net loan origination fees and costs and premiums and discounts are amortized as yield adjustments to interest income using the level-yield method, adjusted for the estimated prepayment speeds of the related loans when applicable.  Interest on loans is credited to income as earned and accrued only if deemed collectible.

Endorsed loans - Existing loan customers, whose loans have not been sold to third parties, who have not been delinquent on their contractual loan payments during the previous 12 months and who are not currently in bankruptcy, have the opportunity for a cash fee to endorse their original loan terms to current loan terms being offered.  The fee assessed for endorsing the mortgage loan is deferred and amortized over the remaining life of the endorsed loan using the level-yield method and is reflected as an adjustment to interest income.  Each endorsement is examined on a loan-by-loan basis and if the new loan terms represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees and/or costs associated with the mortgage loan are recognized in interest income at the time of the endorsement.  If the endorsement of terms does not represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees and/or costs continue to be deferred.

Troubled debt restructurings (“TDRs”) - For borrowers experiencing financial difficulties, the Bank may grant a concession to the borrower.  Generally, the Bank grants a short-term payment concession to borrowers who are experiencing a temporary cash flow problem.  The most frequently used concession is to reduce the monthly payment amount for a period of six to 12 months, often by requiring payments of only interest and escrow during this period, resulting in an extension of the maturity date of the loan.  For more severe situations requiring long-term solutions, the Bank also offers interest rate reductions to currently-offered rates and more lengthy extensions of the maturity date.  The Bank does not forgive principal or interest nor does it commit to lend additional funds, except for the capitalization of delinquent interest and/or escrow balances not to exceed the original loan balance, to these borrowers.

Endorsed loans are classified as TDRs when certain guidelines for soft credit scores and/or estimated loan-to-value (“LTV”) ratios are not met.  These guidelines reflect changes since origination, signifying the borrower could be experiencing financial difficulties even though the borrower has not been delinquent on his contractual loan payment in the previous 12 months.

An aforementioned loan will be reported as a TDR until it pays off, unless it has been restructured to an interest rate equal to or greater than the rate the Bank was willing to accept at the time of the restructuring for a new loan with comparable risk, and has performed under the new terms of the restructuring agreement for at least 12 consecutive months.  TDRs are reported as nonaccrual if the loan was either nonaccrual at the time of restructuring or if the borrower(s) did not receive a credit evaluation prior to the restructuring and has not made six consecutive monthly payments per the restructured loan terms.

During July 2012, the OCC provided guidance to the industry regarding loans that had been discharged under Chapter 7 bankruptcy proceedings where the borrower has not reaffirmed the debt owed to the lender.  The OCC requires that these loans be reported as TDRs and nonaccrual, regardless of their delinquency status.  These loans will be reported as TDRs for at least four years after the Chapter 7 discharge date.

Delinquent loans - A loan is considered delinquent when payment has not been received within 30 days of its contractual due date.

Nonaccrual loans - The accrual of income on loans is discontinued when interest or principal payments are 90 days in arrears, until a nonaccrual TDR has made six consecutive monthly payments per the restructured loan terms, or for at least four years after the discharge date for loans discharged under Chapter 7 bankruptcy proceedings where the borrower did not reaffirm the debt.  Loans on which the accrual of income has been discontinued are designated as nonaccrual and outstanding interest previously credited beyond 90 days delinquent is reversed.  A nonaccrual loan is returned to accrual status once the contractual payments have been made to bring the loan less than 90 days past due or, in the case of a TDR, the borrower has made six consecutive payments under the restructured terms or it has been at least four years after the discharge date for loans discharged under Chapter 7 bankruptcy proceedings where the borrower did not reaffirm the debt.

Impaired loans - A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement.  Interest income on impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful.  The following types of loans are reported as impaired loans: all nonaccrual loans, loans classified as substandard, loans partially charged-off, and all TDRs except: 1) those that have been restructured to an interest rate equal to or greater than the rate the Bank was willing to accept at the time of the restructuring for a new loan with comparable risk, and has performed under the new terms of the restructuring agreement for at least 12 consecutive months; and 2) those that have been discharged under Chapter 7 bankruptcy proceedings where the borrower has not reaffirmed the debt owed to the Bank but has performed for at least four years since the date of discharge by the bankruptcy court.

The majority of the Bank’s impaired loans are related to one- to four-family properties.  Impaired loans related to one- to four-family properties are individually evaluated for loss when the loan becomes 180 days delinquent or at any time management has knowledge of the existence of a potential loss to ensure that the carrying value of the loan is not in excess of the fair value of the collateral, less estimated selling costs.

Allowance for Credit Losses -  The ACL represents management’s best estimate of the amount of inherent losses in the loan portfolio as of the balance sheet date.  Management’s methodology for assessing the appropriateness of the ACL consists of an analysis (“formula analysis”) model, along with analyzing several other factors.  Management maintains the ACL through provisions for credit losses that are charged to income.

For one- to four-family secured loans, losses are charged-off when the loan is generally 180 days delinquent.  Losses are based on new collateral values obtained through appraisals, less estimated costs to sell.  Anticipated private mortgage insurance (“PMI”) proceeds are taken into consideration when calculating the loss amount.  An updated appraisal is requested, at a minimum, every six months thereafter that a purchased loan remains a classified asset and every 12 months thereafter that an originated loan remains 180 days or more delinquent.  If the Bank holds the first and second mortgage, both loans are combined when evaluating whether there is a potential loss on the loan.  However, charge-offs for real estate-secured loans may also occur at any time if the Bank has knowledge of the existence of a potential loss.  For all other real estate loans that are not secured by one- to four-family property, losses are charged-off when the collection of such amounts is unlikely.  When a non-real estate secured loan is 120 days delinquent, any identified losses are charged-off.

The Bank’s primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, second mortgage loans on one- to four-family residential properties, resulting in a loan concentration in residential mortgage loans.  The Bank has a concentration of loans secured by residential property located in Kansas and Missouri.  Based on the composition of the Bank’s loan portfolio, the primary risks inherent in the one- to four-family and consumer loan portfolios are the continued weakened economic conditions, continued high levels of unemployment or underemployment, and a continuing decline in residential real estate values.  Any one or a combination of these events may adversely affect borrowers’ ability to repay their loans, resulting in increased delinquencies, non-performing assets, loan losses, and future loan loss provisions.  Although the multi-family and commercial loan portfolio is subject to the same risk of continued weakened economic conditions, the primary risks for this portfolio includes the ability of the borrower to sustain sufficient cash flows from leases and to control expenses to satisfy their contractual debt payments, and/or the ability to utilize personal and/or business resources to pay their contractual debt payments if the cash flows are not sufficient.  Additionally, if the Bank were to repossess the secured collateral of a multi-family or commercial loan, the pool of potential buyers is limited more than that for a residential property.  Therefore, the Bank could hold the property for an extended period of time and/or potentially be forced to sell at a discounted price, resulting in additional losses.

Each quarter, a formula analysis is prepared which segregates the loan portfolio into categories based on certain risk characteristics.  The categories include the following: one- to four-family loans; multi-family and commercial loans; consumer home equity loans; and other consumer loans.  Home equity loans with the same underlying collateral as a one- to four-family loan are combined with the one- to four-family loan in the formula analysis model to calculate a combined LTV ratio.  Loans individually evaluated for loss are excluded from the formula analysis model.  The one- to four-family loan portfolio and related home equity loans are segregated into additional categories based on the following risk characteristics:  originated or bulk purchased; interest payments (fixed-rate, adjustable-rate, and interest-only); LTV ratios; borrower’s credit scores; and geographic location.  The categories were derived by management based on reviewing the historical performance of the one- to four-family loan portfolio and taking into consideration current economic conditions, such as trends in residential real estate values in certain areas of the U.S. and unemployment rates.  The geographic location category pertains primarily to certain states in which the Bank has experienced measurable loan losses.

Quantitative loss factors are applied to each loan category in the formula analysis model based on the historical loss experience for each respective loan category.  Each quarter, management reviews the historical loss time periods and utilizes the historical loss time periods believed to be the most reflective of the current economic conditions and recent charge-off experience for each respective loan category.

Qualitative loss factors are applied to each loan category in the formula analysis model.  The qualitative factors for the one- to four-family and consumer loan portfolios are:  unemployment rate trends; collateral value trends; credit score trends; and delinquent loan trends.  The qualitative factors for the multi-family and commercial loan portfolio are:  unemployment rate trends; credit score trends; delinquent loan trends and other factors related to the higher risk level for this category of loan.  As loans are classified or become delinquent, the qualitative loss factors increase.  Additionally, TDRs that have not been partially charged-off are included in a category within the formula analysis model with an overall higher qualitative loss factor than corresponding performing loans, for the life of the loan.  The qualitative factors were derived by management based on a review of the historical performance of the respective loan portfolios and consideration of current economic conditions and their likely impact to the loan portfolio.

Management utilizes the formula analysis, along with analyzing several other factors, when evaluating the adequacy of the ACL.  Such factors include the trend and composition of delinquent loans, results of foreclosed property and short sale transactions, the current status and trends of local and national economies, particularly levels of unemployment, trends and current conditions in the real estate and housing markets, and loan portfolio growth and concentrations. Since the Bank’s loan portfolio is primarily concentrated in one- to four-family real estate, management monitors residential real estate market value trends in the Bank’s local market areas and geographic sections of the U.S. by reference to various industry and market reports, economic releases and surveys, and management’s general and specific knowledge of the real estate markets in which the Bank lends, in order to determine what impact, if any, such trends may have on the level of ACL.  Reviewing these factors assists management in evaluating the overall credit quality of the loan portfolio and the reasonableness of the ACL on an ongoing basis, and whether changes need to be made to the Bank’s ACL methodology.  Management seeks to apply the ACL methodology in a consistent manner; however, the methodology can be modified in response to changing conditions.

Assessing the adequacy of the ACL is inherently subjective.  Actual results could differ from estimates as a result of changes in economic or market conditions.  Changes in estimates could result in a material change in the ACL.  In the opinion of management, the ACL, when taken as a whole, is adequate to absorb estimated losses inherent in the loan portfolio.  However, future adjustments may be necessary if loan portfolio performance or economic or market conditions differ substantially from the conditions that existed at the time of the initial determinations.

Bank-Owned Life Insurance - BOLI is an insurance investment designed to help offset costs associated with the Bank’s compensation and benefit programs.  In the event of the death of an insured individual, the Bank would receive a death benefit.  If the insured individual is employed by the Bank at the time of death, a death benefit will be paid to the insured individual’s designated beneficiary equal to the insured individual’s base compensation at the time BOLI was approved by the Bank’s Board of Directors.  If the individual is not employed by the Bank at the time of death, no death benefits will be paid to the insured individual’s designated beneficiary.

The cash surrender value of the policies is reported in BOLI in the consolidated balance sheets.  Changes in the cash surrender value are recorded in income from BOLI in the consolidated statements of income.

Capital Stock of Federal Home Loan Bank - As a member of FHLB Topeka, the Bank is required to acquire and hold shares of FHLB stock.  The Bank’s holding requirement varies based on the Bank’s activities, primarily the Bank’s outstanding advances, with FHLB.  FHLB stock is carried at cost.  Management conducts a periodic review and evaluation of the Bank’s investment in FHLB stock to determine if any impairment exists.  Dividends received on FHLB stock are reflected as dividend income in the consolidated statements of income.

Premises and Equipment - Land is carried at cost.  Buildings, leasehold improvements and furniture, fixtures and equipment are carried at cost less accumulated depreciation and leasehold amortization.  Buildings, furniture, fixtures and equipment are depreciated over their estimated useful lives using the straight-line method.  Buildings have an estimated useful life of 39 years. Structural components of the buildings have an estimated life of 15 years.  Furniture, fixtures and equipment have an estimated useful life of three to seven years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases, which is generally three to 15 years.  The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred.  Gains and losses on dispositions are recorded as other income or other expense as incurred.

Other Real Estate Owned -  OREO primarily represents foreclosed assets held for sale.  OREO is reported at the lower of cost or estimated fair value less estimated selling costs (“realizable value.”)  At acquisition, write downs to realizable value are charged to the ACL.  After acquisition, any additional write downs are charged to operations in the period they are identified and are recorded in other expenses on the consolidated statements of income.  Costs and expenses related to major additions and improvements are capitalized while maintenance and repairs which do not improve or extend the lives of the respective assets are expensed.  Gains and losses on the sale of OREO are recognized upon disposition of the property and are recorded in other expenses in the consolidated statements of income.

Income Taxes - The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.  The provision for deferred income taxes represents the change in deferred income tax assets and liabilities excluding the tax effects of the change in net unrealized gain (loss) on AFS securities and changes in the market value of restricted stock between the grant date and vesting date.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Certain tax benefits attributable to stock options and restricted stock are credited to additional paid-in capital.  A valuation allowance is recorded to reduce deferred income tax assets when there is uncertainty regarding the ability to realize their benefit.

Certain accounting literature prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an uncertain tax position taken, or expected to be taken, in a tax return.  Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Employee Stock Ownership Plan - The funds borrowed by the ESOP from the Company to purchase the Company’s common stock are being repaid from the Bank’s contributions and dividends paid on unallocated ESOP shares.  The shares pledged as collateral are reported as a reduction of stockholders’ equity at cost.  As ESOP shares are committed to be released from collateral each quarter, the Company records compensation expense based on the average market price of the Company’s stock during the quarter.  Additionally, the shares become outstanding for earnings per share (“EPS”) computations once they are committed to be released.

Stock-based Compensation - The Company has Stock Option and Restricted Stock Plans, both of which are considered share-based plans.  Compensation expense is recognized over the service period of the share-based payment award.  The Company utilizes a fair-value-based measurement method in accounting for the share-based payment transactions with employees, except for equity instruments held by the ESOP.  The Company applies the modified prospective method in which compensation cost is recognized over the service period for all awards granted.

Borrowed Funds  - The Bank enters into sales of securities under agreements to repurchase with selected brokers (“repurchase agreements”).  These agreements are recorded as financing transactions as the Bank maintains effective control over the transferred securities.  The dollar amount of the securities underlying the agreements continues to be carried in the Bank’s securities portfolio. The obligations to repurchase the securities are reported as a liability in the consolidated balance sheet.  The securities underlying the agreements are delivered to the party with whom each transaction is executed.  They agree to resell to the Bank the same securities at the maturity of the agreement.    The Bank retains the right to substitute similar or like securities throughout the terms of the agreements.  The collateral is subject to valuation at current market levels and the Bank may ask for the return of excess collateral or be required to post additional collateral due to market value changes or as a result of principal payments received.

The Bank has obtained advances from FHLB.  FHLB advances are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with FHLB and all of the capital stock of FHLB owned by the Bank.  Per the FHLB lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets, as reported on the Bank’s Call Report to the OCC, without pre-approval from the FHLB president.

The Bank is authorized to borrow from the Federal Reserve Bank’s “discount window.”  The Bank had no outstanding Federal Reserve Bank borrowings at September 30, 2012 or 2011.

Comprehensive Income  - Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes changes in unrealized gains and losses on securities AFS, net of tax.  Comprehensive income is presented in the consolidated statements of changes in stockholders’ equity.

Segment Information - As a community-oriented financial institution, substantially all of the Bank’s operations involve the delivery of loan and deposit products to customers.  Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute the Company’s only operating segment for financial reporting purposes.

Earnings Per Share -  Basic EPS is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period.  Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock.  These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method.  Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.

In computing both basic and diluted EPS, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and restricted stock shares which have vested or have been allocated to participants.  ESOP and restricted stock shares that have not been committed to be released or have not vested are excluded from the computation of basic and diluted EPS.  Unvested restricted stock awards contain nonforfeitable rights to dividends and are treated as participating securities in the computation of EPS pursuant to the two-class method for fiscal year 2012.

Recent Accounting Pronouncements - In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-03, Reconsideration of Effective Control for Repurchase Agreements.  The primary objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  This ASU eliminates the requirement for entities to consider whether a transferor has the ability to repurchase the financial assets in a repurchase agreement, which may result in more repurchase agreements to be accounted for as secured borrowings rather than as a sale.  ASU 2011-03 was effective for the Company on January 1, 2012.  The Company accounts for its repurchase agreements as secured borrowings; therefore, the adoption of ASU 2011-03 did not have an impact on the Company’s financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.  This ASU is a result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRSs”).  This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP.  For many of the requirements of ASU 2011-04, the FASB did not intend for the ASU to result in a change in the application of the requirements in Topic 820. This ASU explains how to measure fair value, but does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting.  ASU 2011-04 was effective for the Company on January 1, 2012, and was applied prospectively.  The provisions of ASU 2011-04 applicable to the Company are disclosure related; therefore, the adoption of ASU 2011-04 did not have a material impact on the Company’s financial condition or results of operations.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which revises how entities present comprehensive income in their financial statements.  The ASU requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements.  In a continuous statement of comprehensive income, an entity would be required to present the components of the income statement as presented today, along with the components of other comprehensive income.  In the two-statement approach, an entity would be required to present a statement that is consistent with the income statement format used today, along with a second statement, which would immediately follow the income statement, that would include the components of other comprehensive income.  The ASU does not change the items that an entity must report in other comprehensive income.  ASU 2011-05 is effective October 1, 2012 for the Company, and should be applied retrospectively for all periods presented in the financial statements.  The Company intends to elect the two-statement approach upon adoption on October 1, 2012.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.  The ASU requires new disclosures regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make GAAP financial statements more comparable to those prepared under International Financial Reporting Standards.  The new disclosures entail presenting information about both gross and net exposures.  The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, which is October 1, 2013 for the Company, and interim periods therein; retrospective application is required.  The Company has not yet completed its evaluation of this standard; however, since the provisions of ASU 2011-11 are disclosure-related, the Company’s adoption of this ASU is not expected to have an impact on its financial condition or results of operations.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers certain provisions of ASU 2011-05, Presentation of Comprehensive Income.  One of ASU 2011-05’s provisions, which was deferred by ASU 2011-12, requires entities to present reclassification adjustments out of AOCI by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements).  The FASB is currently deliberating how to present reclassification adjustments and its goal is to give users of financial statements better information about the effect of such reclassification adjustments without imposing a significant burden on financial statement preparers.  The pending guidance focuses solely on new disclosures. Thus, it would not amend the current requirements for the reporting of net income or other comprehensive income in the financial statements.

Earnings Per Share	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share

2. EARNINGS PER SHARE

The Company accounts for the shares acquired by its ESOP and the shares awarded pursuant to its restricted stock benefit plans in accordance with ASC 260, which requires that unvested restricted stock awards be treated as participating securities in the computation of EPS pursuant to the two-class method as they contain nonforfeitable rights to dividends. The two-class method is an earnings allocation that determines EPS for each class of common stock and participating security.  Shares acquired by the ESOP are not considered in the basic average shares outstanding until the shares are committed for allocation or vested to an employee’s individual account.

	2012	2011	2010
	(Dollars in thousands, except per share amounts)
Net income	$74,513	$38,403	$67,840
Income allocated to participating
securities (unvested restricted stock)	(69)	--	--
Net income available to common stockholders	74,444	38,403	67,840

Average common shares outstanding	157,704,473	162,432,315	165,689,601
Average committed ESOP shares outstanding	208,505	192,959	172,575
Total basic average common shares outstanding	157,912,978	162,625,274	165,862,176

Effect of dilutive restricted stock	--	2,747	6,492
Effect of dilutive stock options	3,422	4,644	30,777

Total diluted average common shares outstanding	157,916,400	162,632,665	165,899,445

Net EPS:
Basic	$0.47	$0.24	$0.41
Diluted	$0.47	$0.24	$0.41

Antidilutive stock options and restricted stock,
excluded from the diluted average common shares
outstanding calculation	1,308,925	898,415	642,777

Securities	12 Months Ended
Sep. 30, 2012
Securities [Abstract]
Securities

3. SECURITIES

The following tables reflect the amortized cost, estimated fair value, and gross unrealized gains and losses of AFS and HTM securities at September 30, 2012 and 2011.  The majority of the MBS and investment securities portfolios are composed of securities issued by GSEs.

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$857,409	$4,317	$2	$861,724
Municipal bonds	2,435	81	--	2,516
Trust preferred securities	2,912	--	614	2,298
MBS	505,169	35,137	--	540,306
	1,367,925	39,535	616	1,406,844

HTM:
GSE debentures	49,977	247	--	50,224
Municipal bonds	45,334	1,822	--	47,156
MBS	1,792,636	79,883	--	1,872,519
	1,887,947	81,952	--	1,969,899
	$3,255,872	$121,487	$616	$3,376,743

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$746,545	$1,996	$233	$748,308
Municipal bonds	2,628	126	--	2,754
Trust preferred securities	3,681	--	740	2,941
MBS	690,675	41,764	3	732,436
	1,443,529	43,886	976	1,486,439

HTM:
GSE debentures	633,483	3,171	--	636,654
Municipal bonds	56,994	2,190	4	59,180
MBS	1,679,640	59,071	153	1,738,558
	2,370,117	64,432	157	2,434,392
	$3,813,646	$108,318	$1,133	$3,920,831

The following tables summarize the estimated fair value and gross unrealized losses of those securities on which an unrealized loss at September 30, 2012 and 2011 was reported and the continuous unrealized loss position for at least 12 months or less than 12 months as of September 30, 2012 and 2011.

	September 30, 2012
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	2	$42,733	$2	--	$--	$--
Trust preferred securities	--	--	--	1	2,298	614
MBS	--	--	--	--	--	--
	2	$42,733	$2	1	$2,298	$614

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	--	--	--	--	--	--
MBS	--	--	--	--	--	--
	--	$--	$--	--	$--	$--

	September 30, 2011
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	7	$230,848	$233	--	$--	$--
Trust preferred securities	--	--	--	1	2,941	740
MBS	5	1,189	3	--	--	--
	12	$232,037	$236	1	$2,941	$740

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	2	615	4	--	--	--
MBS	1	25,142	153	--	--	--
	3	$25,757	$157	--	$--	$--

On a quarterly basis, management conducts a formal review of securities for the presence of an other-than-temporary impairment.  Management assesses whether an other-than-temporary impairment is present when the fair value of a security is less than its amortized cost basis at the balance sheet date.  For such securities, other-than-temporary impairment is considered to have occurred if the Company intends to sell the security, if it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or if the present value of expected cash flows is not sufficient to recover the entire amortized cost.

The unrealized losses at September 30, 2012 and 2011 are primarily a result of a decrease in the credit rating of the Bank’s trust preferred security since the time of purchase.  Management reviews the underlying cash flows of this security on a quarterly basis.  As of September 30, 2012, the analysis indicated the present value of future expected cash flows are adequate to recover the entire amortized cost.  In addition, management neither intends to sell this security, nor is it more likely than not that the Company will be required to sell the security before the recovery of the remaining amortized cost amount, which could be at maturity.  As a result, management does not believe an other-than-temporary impairment exists at September 30, 2012.

Over time, market yields may rise and result in a decrease in the market value of securities within our portfolio.  Management generally views changes in fair value caused by changes in interest rates as temporary; therefore, these securities would not be classified as other-than-temporarily impaired.  Additionally, this type of impairment would also be considered temporary if scheduled coupon payments are made, if it is anticipated that the entire principal balance would be collected as scheduled, and management neither intends to sell the securities, nor is it more likely than not that the Company will be required to sell the securities before the recovery of the remaining amortized cost amount, which could be at maturity.

The amortized cost and estimated fair value of securities by remaining contractual maturity without consideration for call features or pre-refunding dates as of September 30, 2012 are shown below.  Actual maturities of MBS may differ from contractual maturities because borrowers have the right to call or prepay obligations, generally without penalties.  As of September 30, 2012, the amortized cost of the securities in our portfolio which are callable or have pre-refunding dates within one year totaled $607.0 million.  Maturities of MBS depend on the repayment characteristics and experience of the underlying financial instruments. Issuers of certain investment securities have the right to call and prepay obligations with or without prepayment penalties.

	AFS		HTM		Total
		Estimated		Estimated		Estimated
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value	Cost	Value
	(Dollars in thousands)

One year or less	$60,075	$60,120	$5,456	$5,500	$65,531	$65,620
One year through five years	775,223	779,615	77,205	78,701	852,428	858,316
Five years through ten years	169,555	182,283	358,423	377,900	527,978	560,183
Ten years and thereafter	363,072	384,826	1,446,863	1,507,798	1,809,935	1,892,624
	$1,367,925	$1,406,844	$1,887,947	$1,969,899	$3,255,872	$3,376,743

The following table presents the carrying value of the MBS in our portfolio by issuer as of the dates indicated.

	At September 30,
	2012	2011
	(Dollars in thousands)
FNMA	$1,324,293	$1,384,396
FHLMC	824,197	823,728
GNMA	183,778	202,340
Private Issuer	674	1,612
	$2,332,942	$2,412,076

The following table presents the taxable and non-taxable components of interest income on investment securities for the fiscal years ended September 30, 2012, 2011, and 2010.

	For the Year Ended
	September 30,
	2012	2011	2010
	(Dollars in thousands)
Taxable	$14,309	$17,180	$13,547
Non-taxable	1,635	1,897	2,135
	$15,944	$19,077	$15,682

The following table summarizes the amortized cost and estimated fair value of securities pledged as collateral as of the dates indicated.

	September 30,
	2012		2011
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)

Repurchase agreements	$400,827	$427,864	$571,016	$597,286
Retail deposits	--	--	44,429	44,991
Public unit deposits	219,913	232,514	116,472	124,785
Federal Reserve Bank	49,472	52,122	26,666	27,939
	$670,212	$712,500	$758,583	$795,001

During fiscal year 2010, the Bank swapped originated fixed-rate mortgage loans with the FHLMC for MBS (“loan swap transaction”).  The $192.7 million of MBS received, at amortized cost, in the loan swap transaction were classified as trading securities prior to their subsequent sale by the Bank.  Proceeds from the sale of these securities were $199.1 million, resulting in a gross realized gain of $6.5 million.  The gain was included in gain on securities, net in the consolidated statements of income for the year ended September 30, 2010.  All other dispositions of securities during 2012, 2011, and 2010 were the result of principal repayments, calls or maturities.

Loans Receivable And Allowance For Credit Losses	12 Months Ended
Sep. 30, 2012
Loans Receivable And Allowance For Credit Losses [Abstract]
Loans Receivable And Allowance For Credit Losses

4. LOANS RECEIVABLE and ALLOWANCE FOR CREDIT LOSSES

Loans receivable, net at September 30, 2012 and 2011 is summarized as follows:

	2012	2011
	(Dollars in thousands)
Real Estate Loans:
One- to four-family	$5,392,429	$4,918,778
Multi-family and commercial	48,623	57,965
Construction	52,254	47,368
Total real estate loans	5,493,306	5,024,111

Consumer Loans:
Home equity	149,321	164,541
Other	6,529	7,224
Total consumer loans	155,850	171,765

Total loans receivable	5,649,156	5,195,876

Less:
Undisbursed loan funds	22,874	22,531
ACL	11,100	15,465
Discounts/unearned loan fees	21,468	19,093
Premiums/deferred costs	(14,369)	(10,947)
	$5,608,083	$5,149,734

Lending Practices and Underwriting Standards  - Originating and purchasing loans secured by one- to four-family residential properties is the Bank’s primary business, resulting in a loan concentration in residential first mortgage loans.  The Bank purchases one- to four-family loans, on a loan-by-loan basis, from a select group of correspondent lenders located generally throughout the central and southern United States.  As a result of originating loans in our branches, along with the correspondent lenders in our local markets, the Bank has a concentration of loans secured by real property located in Kansas and Missouri.  Additionally, the Bank periodically purchases whole one- to four-family loans in bulk packages from nationwide and correspondent lenders.  The Bank also makes consumer loans, construction loans secured by residential or commercial properties, and real estate loans secured by multi-family dwellings.

One- to four-family loans - One- to four-family loans are underwritten manually or by using an internal loan origination auto-underwriting method.  The method closely resembles the Bank’s manual underwriting standards which are generally in accordance with FHLMC and FNMA manual underwriting guidelines.  The method includes, but is not limited to, an emphasis on credit scoring, qualifying ratios reflecting the applicant’s ability to repay, asset reserves, LTV ratio, property, and occupancy type.  Full documentation to support the applicant’s credit, income, and sufficient funds to cover all applicable fees and reserves at closing are required on all loans.  Loans that do not meet the automated underwriting standards are referred to a staff underwriter for manual underwriting.  Properties securing one- to four-family loans are appraised by either staff appraisers or fee appraisers, both of which are independent of the loan origination function.

The underwriting standards for loans purchased from correspondent and nationwide lenders are generally similar to the Bank’s internal underwriting standards.  The underwriting of correspondent loans is generally performed by the Bank’s underwriters.  Before committing to a bulk loan purchase, the Bank’s Chief Lending Officer or Secondary Marketing Manager reviews specific criteria such as loan amount, credit scores, LTV ratios, geographic location, and debt ratios of each loan in the pool.  If the specific criteria do not meet the Bank’s underwriting standards and compensating factors are not sufficient, then a loan will be removed from the population.  Before the bulk loan purchase is funded, an internal Bank underwriter or a third party reviews at least 25% of the loan files to confirm loan terms, credit scores, debt service ratios, property appraisals, and other underwriting related documentation.  For the tables within this footnote, correspondent loans are included with originated loans, and bulk loan purchases are reported as purchased loans.

The Bank also originates construction-to-permanent loans secured by one- to four-family residential real estate.  The majority of the one- to four-family construction loans are secured by property located within the Bank’s Kansas City market area.  Construction loans are obtained by homeowners who will occupy the property when construction is complete.  Construction loans to builders for speculative purposes are not permitted.  The application process includes submission of complete plans, specifications, and costs of the project to be constructed.  All construction loans are manually underwritten using the Bank’s internal underwriting standards.  Construction draw requests and the supporting documentation are reviewed and approved by management.  The Bank also performs regular documented inspections of the construction project to ensure the funds are being used for the intended purpose and the project is being completed according to the plans and specifications provided.

Multi-family and commercial loans - The Bank’s multi-family and commercial real estate loans are originated by the Bank or are in participation with a lead bank, and are secured primarily by multi-family dwellings and small commercial buildings.  These loans are granted based on the income producing potential of the property and the financial strength of the borrower.  At the time of origination, LTV ratios on multi-family and commercial real estate loans cannot exceed 80% of the appraised value of the property securing the loans.  The net operating income, which is the income derived from the operation of the property less all operating expenses, must be sufficient to cover the payments related to the outstanding debt at the time of origination.  The Bank generally requires personal guarantees of the borrowers covering a portion of the debt in addition to the security property as collateral for these loans.  Appraisals on properties securing these loans are performed by independent state certified fee appraisers.

Consumer loans - The Bank offers a variety of secured consumer loans, including home equity loans and lines of credit, home improvement loans, auto loans, and loans secured by savings deposits.  The Bank also originates a very limited amount of unsecured loans.  The Bank does not originate any consumer loans on an indirect basis, such as contracts purchased from retailers of goods or services which have extended credit to their customers.  The majority of the consumer loan portfolio is comprised of home equity lines of credit.

The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan.  Although creditworthiness of the applicant is a primary consideration, the underwriting process also includes a comparison of the value of the security in relation to the proposed loan amount.

Credit Quality Indicators  - Based on the Bank’s lending emphasis and underwriting standards, management has segmented the loan portfolio into three segments: 1) one- to four-family loans; 2) consumer loans; and 3) multi-family and commercial loans.  The one- to four-family and consumer segments are further grouped into classes for purposes of providing disaggregated information about the credit quality of the loan portfolio.  The classes are:  one- to four-family loans – originated, one- to four-family loans – purchased, consumer loans – home equity, and consumer loans – other.

The Bank’s primary credit quality indicators for the one- to four-family loan and consumer - home equity loan portfolios are delinquency status, asset classifications, LTV ratios and borrower credit scores.  The Bank’s primary credit quality indicators for the multi-family and commercial loan and consumer – other loan portfolios are delinquency status and asset classifications.

The following table presents the recorded investment of loans, defined as the unpaid loan principal balance (net of unadvanced funds related to loans in process and charge-offs) inclusive of unearned loan fees and deferred costs, of the Company's loans 30 to 89 days delinquent, loans 90 or more days delinquent or in foreclosure, total delinquent loans, total current loans, and the total loans receivable balance at September 30, 2012 and 2011 by class.  In the formula analysis model, delinquent loans not individually evaluated for impairment are assigned a higher loss factor than corresponding performing loans.  At September 30, 2012 and 2011, all loans 90 or more days delinquent were on nonaccrual status.  In addition to loans 90 or more days delinquent, the Bank also had $10.0 million of originated and $2.4 million of purchased TDRs classified as nonaccrual at September 30, 2012, as required by the OCC Call Report requirements.  Of these amounts, $11.2 million were current at September 30, 2012.  As of September 30, 2012 and 2011, loans with unpaid principal amounts totaling $31.8 million and $26.5 million, respectively, were on nonaccrual status.

	September 30, 2012
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$14,902	$8,602	$23,504	$4,590,194	$4,613,698
One- to four-family loans - purchased	7,788	10,530	18,318	771,755	790,073
Multi-family and commercial loans	--	--	--	59,562	59,562
Consumer - home equity	521	369	890	148,431	149,321
Consumer - other	106	27	133	6,396	6,529
	$23,317	$19,528	$42,845	$5,576,338	$5,619,183

	September 30, 2011
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$19,682	$12,363	$32,045	$4,362,498	$4,394,543
One- to four-family loans - purchased	6,243	13,836	20,079	520,876	540,955
Multi-family and commercial loans	--	--	--	57,936	57,936
Consumer - home equity	759	380	1,139	163,402	164,541
Consumer - other	92	3	95	7,129	7,224
	$26,776	$26,582	$53,358	$5,111,841	$5,165,199

In accordance with the Bank’s asset classification policy, management regularly reviews the problem loans in the Bank's portfolio to determine whether any assets require classification.  Loan classifications, other than pass loans, are defined as follows:

·

Special mention - These loans are performing loans on which known information about the collateral pledged or the possible credit problems of the borrowers have caused management to have doubts as to the ability of the borrower(s) to comply with present loan repayment terms and which may result in the future inclusion of such loans in the non-performing loan categories.

·

Substandard - A loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Substandard loans include those characterized by the distinct possibility the Bank will sustain some loss if the deficiencies are not corrected.

·

Doubtful - Loans classified as doubtful have all the weaknesses inherent as those classified as substandard, with the added characteristic that the weaknesses present make collection or liquidation in full on the basis of currently existing facts and conditions and values highly questionable and improbable.

·	Loss - Loans classified as loss are considered uncollectible and of such little value that their continuance as assets on the books is not warranted.

Special mention and substandard loans are included in the formula analysis model, if the loan is not individually evaluated for impairment.  Loans classified as doubtful or loss are individually evaluated for impairment.

The following tables set forth the recorded investment in loans, less charge-offs and specific valuation allowances (“SVAs”), classified as special mention or substandard at September 30, 2012 and 2011, by class.  At September 30, 2012 and 2011, there were no loans classified as doubtful or loss that were not fully charged-off or reserved.

	September 30,
	2012		2011
	Special Mention	Substandard	Special Mention	Substandard
	(Dollars in thousands)
One- to four-family - originated	$36,055	$23,153	$32,673	$18,419
One- to four-family - purchased	2,829	14,538	447	15,987
Multi-family and commercial	2,578	--	7,683	--
Consumer - home equity	413	815	50	592
Consumer - other	--	39	--	5
	$41,875	$38,545	$40,853	$35,003

The following table shows the weighted average LTV and credit score information for originated and purchased one- to four-family loans and originated consumer home equity loans at September 30, 2012 and 2011.  Borrower credit scores are intended to provide an indication as to the likelihood that a borrower will repay their debts.  Credit scores are typically updated in September and are obtained from a nationally recognized consumer rating agency.  The LTV ratios provide an estimate of the extent to which the Bank may incur a loss on any given loan that may go into foreclosure.  The LTV ratios were based on the current loan balance and either the lesser of the purchase price or original appraisal, the most recent bank appraisal, or broker price opinion (“BPO”), if available.  In most cases, the most recent appraisal was obtained at the time of origination.

	September 30,
	2012		2011
	Weighted Average		Weighted Average
	Credit Score	LTV	Credit Score	LTV
One- to four-family - originated	763	65%	762	66%
One- to four-family - purchased	749	67	740	60
Consumer - home equity	747	19	742	20
	761	64%	759	64%

TDRs – The following tables present the recorded investment prior to restructuring and immediately after restructuring for all loans restructured during the years ended September 30, 2012 and 2011.  These tables do not reflect the recorded investment at September 30, 2012 and 2011.  The increase in the balance from pre- to post- at the time of the restructuring was generally due to the capitalization of delinquent amounts due.

	For the Year Ended September 30, 2012
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	232	$33,683	$33,815
One- to four-family loans - purchased	14	3,878	3,877
Multi-family and commercial loans	--	--	--
Consumer - home equity	23	466	475
Consumer - other	1	12	12
	270	$38,039	$38,179

	For the Year Ended September 30, 2011
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	158	$27,250	$26,936
One- to four-family loans - purchased	4	1,563	1,555
Multi-family and commercial loans	--	--	--
Consumer - home equity	5	224	227
Consumer - other	--	--	--
	167	$29,037	$28,718

The following tables provide information on TDRs restructured within each period presented that subsequently became delinquent during the same time period.

For the Year Ended
	September 30, 2012		September 30, 2011
	Number		Number
	of	Recorded	of	Recorded
	Contracts	Investment	Contracts	Investment
(Dollars in thousands)
One- to four-family loans - originated	14	$2,340	13	$1,353
One- to four-family loans - purchased	--	--	--	--
Multi-family and commercial loans	--	--	--	--
Consumer - home equity	--	--	--	--
Consumer - other	--	--	--	--
	14	$2,340	13	$1,353

Impaired loans - The following is a summary of information pertaining to impaired loans by class as of September 30, 2012 and 2011.

September 30, 2012				Fiscal	Fiscal
				Year-to-Date	Year-to-Date
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	ACL	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$10,729	$10,765	$--	$41,396	$176
One- to four-family - purchased	15,340	15,216	--	12,296	126
Multi-family and commercial	--	--	--	223	--
Consumer - home equity	882	881	--	543	6
Consumer - other	27	27	--	11	--
	26,978	26,889	--	54,469	308
With an allowance recorded
One- to four-family - originated	41,125	41,293	268	10,886	1,330
One- to four-family - purchased	2,028	2,016	54	6,138	51
Multi-family and commercial	--	--	--	--	--
Consumer - home equity	307	307	52	226	4
Consumer - other	12	12	1	6	--
	43,472	43,628	375	17,256	1,385
Total
One- to four-family - originated	51,854	52,058	268	52,282	1,506
One- to four-family - purchased	17,368	17,232	54	18,434	177
Multi-family and commercial	--	--	--	223	--
Consumer - home equity	1,189	1,188	52	769	10
Consumer - other	39	39	1	17	--
	$70,450	$70,517	$375	$71,725	$1,693

September 30, 2011				Fiscal	Fiscal
				Year-to-Date	Year-to-Date
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	ACL	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$47,710	$47,845	$--	$41,401	$1,467
One- to four-family - purchased	6,075	6,056	--	7,381	58
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	468	468	--	672	14
Consumer - other	5	5	--	46	--
	54,821	54,939	--	50,078	1,575
With an allowance recorded
One- to four-family - originated	3,297	3,299	335	2,419	102
One- to four-family - purchased	13,640	13,546	3,280	14,576	156
Multi-family and commercial	--	--	--	--	--
Consumer - home equity	264	264	140	80	3
Consumer - other	--	--	--	--	--
	17,201	17,109	3,755	17,075	261
Total
One- to four-family - originated	51,007	51,144	335	43,820	1,569
One- to four-family - purchased	19,715	19,602	3,280	21,957	214
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	732	732	140	752	17
Consumer - other	5	5	--	46	--
	$72,022	$72,048	$3,755	$67,153	$1,836

Allowance for Credit Losses - The following is a summary of the activity in the ACL by segment and the ending balance of the ACL based on the Company’s impairment methodology for and at the periods presented.  In January 2012, management implemented a loan charge-off policy as OCC Call Report requirements do not permit the use of SVAs, which the Bank was previously utilizing for potential loan losses, as permitted by the Bank’s previous regulator.  As a result of the implementation of the charge-off policy change, $3.5 million of SVAs were charged-off during the year ended September 30, 2012.  These charge-offs did not impact the provision for credit losses, and therefore had no additional income statement impact, as the amounts were expensed in previous periods. There was no ACL for loans individually evaluated for impairment at September 30, 2012, as all potential losses were charged-off.

September 30, 2012	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)

Beginning balance	$4,915	$9,901	$14,816	$254	$395	$15,465
Charge-offs	(892)	(5,186)	(6,078)	--	(357)	(6,435)
Recoveries	16	8	24	--	6	30
Provision for credit losses	2,035	(270)	1,765	(35)	310	2,040
Ending balance	$6,074	$4,453	$10,527	$219	$354	$11,100

Ratio of net charge-offs to average loans outstanding year-to-date						0.12%
Ratio of net charge-offs year-to-date to average non-performing assets						16.49%

ACL for loans collectively
evaluated for impairment	$6,074	$4,453	$10,527	$219	$354	$11,100

ACL for loans individually
evaluated for impairment	$--	$--	$--	$--	$--	$--

September 30, 2011	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)

Beginning balance	$3,813	$10,425	$14,238	$275	$379	$14,892
Charge-offs	(414)	(2,928)	(3,342)	--	(145)	(3,487)
Recoveries	--	--	--	--	--	--
Provision for credit losses	1,516	2,404	3,920	(21)	161	4,060
Ending balance	$4,915	$9,901	$14,816	$254	$395	$15,465

Ratio of net charge-offs to average loans outstanding year-to-date						0.07%
Ratio of net charge-offs year-to-date to average non-performing assets						8.75%

ACL for loans collectively
evaluated for impairment	$4,580	$6,621	$11,201	$254	$255	$11,710

ACL for loans individually
evaluated for impairment	$335	$3,280	$3,615	$--	$140	$3,755

The following is a summary of the loan portfolio at September 30, 2012 and 2011 by loan portfolio segment disaggregated by the Company’s impairment method.  The decrease in the recorded investment of loans individually evaluated for impairment between September 30, 2011 and 2012 was due primarily to a change in our process of evaluating TDRs for impairment.  At September 30, 2012, generally only TDRs that were 180 days or more delinquent were individually evaluated for impairment, compared to all TDRs being individually evaluated for impairment at September 30, 2011.  This change was primarily driven by the implementation of a new loan charge-off policy during the year ended September 30, 2012 in order to conform to OCC Call Report requirements.

	September 30, 2012
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment of loans
collectively evaluated for impairment	$4,602,969	$774,734	$5,377,703	$59,562	$154,940	$5,592,205

Recorded investment of loans
individually evaluated for impairment	10,729	15,339	26,068	--	910	26,978
	$4,613,698	$790,073	$5,403,771	$59,562	$155,850	$5,619,183

	September 30, 2011
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment of loans
collectively evaluated for impairment	$4,343,536	$521,240	$4,864,776	$57,373	$171,028	$5,093,177

Recorded investment of loans
individually evaluated for impairment	51,007	19,715	70,722	563	737	72,022
	$4,394,543	$540,955	$4,935,498	$57,936	$171,765	$5,165,199

As noted above, the Bank has a loan concentration in residential first mortgage loans.  Continued declines in residential real estate values could adversely impact the property used as collateral for the Bank’s loans.  Adverse changes in the economic conditions and increasing unemployment rates may have a negative effect on the ability of the Bank’s borrowers to make timely loan payments, which would likely increase delinquencies and have an adverse impact on the Bank’s earnings.  Further increases in delinquencies would decrease interest income on loans receivable and would likely adversely impact the Bank’s loan loss experience, resulting in an increase in the Bank’s ACL and provision for credit losses.  Although management believes the ACL was at an adequate level to absorb known and inherent losses in the loan portfolio at September 30, 2012, the level of the ACL remains an estimate that is subject to significant judgment and short-term changes.  Additions to the ACL may be necessary if future economic and other conditions worsen substantially from the current environment.

The Bank originated, participated in and refinanced $14.0 million, $892 thousand, and $13.1 million of commercial real estate and business loans during the years ended September 30, 2012, 2011, and 2010, respectively.

The Bank is subject to numerous lending-related regulations. Under the Financial Institutions Reform, Recovery, and Enforcement Act, the limit of aggregate loans to one borrower is the greater of 15% of the Bank’s unimpaired capital and surplus, and $500 thousand.  As of September 30, 2012, the Bank was in compliance with this limitation.

Aggregate loans to executive officers, directors and their associates did not exceed 5% of stockholders’ equity as of September 30, 2012 and 2011.  Such loans were made under terms and conditions substantially the same as loans made to parties not affiliated with the Bank.

The Bank recognized net gains of $248 thousand, $298 thousand, and $1.8 million for the years ended September 30, 2012, 2011, and 2010, respectively, as a result of selling LHFS.  The net gains are included in other income, net in the consolidated statements of income.

As of September 30, 2012 and 2011, the Bank serviced loans for others aggregating approximately $349.7 million and $526.3 million, respectively.  Such loans are not included in the accompanying consolidated balance sheets. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing.  Loan servicing income includes servicing fees withheld from investors and certain charges collected from borrowers, such as late payment fees. The Bank held borrowers’ escrow balances on loans serviced for others of $5.5 million and $7.5 million as of September 30, 2012 and 2011, respectively.

Premises And Equipment, Net	12 Months Ended
Sep. 30, 2012
Premises And Equipment, Net [Abstract]
Premises And Equipment, Net

5. PREMISES AND EQUIPMENT,  Net

A summary of the net carrying value of banking premises and equipment at September 30, 2012 and 2011 is as follows:

	2012	2011
	(Dollars in thousands)
Land	$9,337	$8,684
Building and improvements	63,684	53,822
Furniture, fixtures and equipment	41,304	38,069
	114,325	100,575
Less accumulated depreciation	56,559	52,152
	$57,766	$48,423

Depreciation and amortization expense for the years ended September 30, 2012, 2011, and 2010 was $5.0 million, $4.4 million, and $4.6 million, respectively.

The Bank has entered into non-cancelable operating lease agreements with respect to banking premises and equipment.  It is expected that many agreements will be renewed at expiration in the normal course of business. Rental expense was $1.3 million for the years ended September 30, 2012 and 2011, respectively and $1.2 million for the year ended September 30, 2010.

As of September 30, 2012, future minimum rental commitments, rounded to the nearest thousand, required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year were as follows (dollars in thousands):

2013	$1,247
2014	1,116
2015	993
2016	906
2017	874
Thereafter	7,188
$12,324

Deposits	12 Months Ended
Sep. 30, 2012
Deposits [Abstract]
Deposits

6. DEPOSITS

Deposits at September 30, 2012 and 2011 are summarized as follows:

	2012			2011
		Weighted			Weighted
		Average	% of		Average	% of
	Amount	Rate	Total	Amount	Rate	Total
	(Dollars in thousands)
Non-certificates:
Checking	$606,504	0.04%	13.3%	$551,632	0.08%	12.3%
Savings	260,933	0.11	5.8	253,184	0.41	5.6
Money market	1,110,962	0.25	24.4	1,066,065	0.35	23.7
Total non-certificates	1,978,399	0.17	43.5	1,870,881	0.28	41.6

Certificates of deposit:
0.00 – 0.99%	1,005,724	0.55	22.1	339,803	0.50	7.6
1.00 – 1.99%	800,745	1.44	17.6	1,106,957	1.27	24.6
2.00 – 2.99%	663,985	2.51	14.6	775,235	2.49	17.2
3.00 – 3.99%	95,765	3.21	2.1	371,682	3.42	8.3
4.00 – 4.99%	6,025	4.50	0.1	30,615	4.40	0.7
Total certificates of deposit	2,572,244	1.44	56.5	2,624,292	1.87	58.4
	$4,550,643	0.89%	100.0%	$4,495,173	1.21%	100.0%

As of September 30, 2012, certificates of deposit were scheduled to mature as follows:

		Weighted
		Average
	Amount	Rate
	(Dollars in thousands)
2013	$1,265,647	1.07%
2014	482,966	1.67
2015	532,738	1.95
2016	192,218	1.68
2017	96,794	1.76
Thereafter	1,881	2.64
	$2,572,244	1.44%

Interest expense on deposits for the periods presented was as follows:

	Year Ended September 30,
	2012	2011	2010
	(Dollars in thousands)
Checking	$421	$441	$622
Savings	408	1,225	1,323
Money market	3,457	5,307	6,522
Certificates	41,884	56,595	70,749
	$46,170	$63,568	$79,216

The amount of noninterest-bearing deposits was $132.5 million and $97.6 million as of September 30, 2012 and 2011, respectively.  Certificates of deposit with a minimum denomination of $100 thousand were $865.4 million and $882.8 million as of September 30, 2012 and 2011, respectively.  Deposits in excess of $250 thousand may not be fully insured by the FDIC.  The aggregate amount of deposits that were reclassified as loans receivable due to customer overdrafts was $123 thousand and $124 thousand as of September 30, 2012 and 2011, respectively.

Borrowed Funds	12 Months Ended
Sep. 30, 2012
Borrowed Funds [Abstract]
Borrowed Funds

7. BORROWED FUNDS

At September 30, 2012 and 2011, the Company’s borrowed funds consisted of FHLB advances and repurchase agreements.

FHLB Advances – FHLB advances at September 30, 2012 and 2011 were comprised of the following:

	2012	2011
	(Dollars in thousands)
Fixed-rate FHLB advances	$2,550,000	$2,400,000
Deferred prepayment penalty	(19,952)	(20,995)
Deferred gain on terminated interest rate swaps	274	457
	$2,530,322	$2,379,462

Weighted average contractual interest rate on FHLB advances	2.62%	3.37%
Weighted average effective interest rate on FHLB advances (1)	3.03%	3.71%

(1)The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.

During fiscal year 2012, the Bank prepaid a $200.0 million fixed-rate FHLB advance with a contractual interest rate of 3.88% and a remaining term-to-maturity of 15 months.  The prepaid FHLB advance was replaced with a $200.0 million fixed-rate FHLB advance, with a contractual interest rate of 0.86% and a term of 46 months.  The Bank paid a $7.9 million penalty to the FHLB as a result of prepaying the FHLB advance. The prepayment penalty was deferred and will be recognized in interest expense over the life of the new advance and thereby effectively increased the interest rate on the new advance 108 basis points, to 1.94%, at the time of the transaction.  During fiscal year 2010, the Bank prepaid $200.0 million of fixed-rate FHLB advances with a weighted average interest rate of 4.63% and a weighted average remaining term to maturity of approximately one month.  The prepaid FHLB advances were replaced with $200.0 million of fixed-rate FHLB advances with a weighted average contractual interest rate of 3.17% and an average term of 84 months.  The Bank paid an $875 thousand prepayment penalty to the FHLB as a result of prepaying the FHLB advances.  The prepayment penalty was deferred and will be recognized in interest expense over the life of the new advance and thereby effectively increased the interest rate on the new advance seven basis points at the time of the transaction.  The present value of the cash flows under the terms of the new FHLB advances were not more than 10% different from the present value of the cash flows under the terms of the prepaid FHLB advances (including the prepayment penalty) and there were no embedded conversion options in any of the prepaid advances or in any of the new FHLB advances and therefore were accounted for as debt modifications.  The benefit of prepaying these advances was an immediate decrease in interest expense and a decrease in interest rate sensitivity as the maturity of each of the refinanced advances was extended at a lower rate.

The FHLB advances are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with the FHLB and all of the capital stock of FHLB owned by the Bank.    Per the FHLB’s lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets without the pre-approval of the FHLB president.  At September 30, 2012, the Bank’s ratio of FHLB advances, at par, to total assets, as reported to the Bank’s regulators, was 27%.

At September 30, 2012, the Bank had access to a line of credit with the FHLB set to expire on November 23, 2012, at which time the line of credit is expected to be renewed automatically by the FHLB for a one year period.  At September 30, 2012,  there were no outstanding borrowings on the FHLB line of credit.  Any borrowings on the line of credit would be included in total FHLB borrowings in calculating the ratio of FHLB borrowings to total Bank assets, which generally could not exceed 40% of total Bank assets at September 30, 2012.

Other Borrowings –  At September 30, 2012 and 2011, the Company’s other borrowings consisted of repurchase agreements in the amounts of $365.0 million and $515.0 million, with weighted average contractual rates of 3.83% and 4.00%, respectively.  The Bank has pledged MBS with an estimated fair value of $427.9 million at September 30, 2012 as collateral for the repurchase agreements.

Maturity of Borrowed Funds – At September 30, 2012, the maturities of FHLB advances and repurchase agreements were as follows:

				Weighted	Weighted
	FHLB	Repurchase	Total	Average	Average
	Advances	Agreements	Borrowings	Contractual	Effective
	Amount	Amount	Amount	Rate	Rate
	(Dollars in thousands)
2013	$325,000	$145,000	$470,000	3.68%	4.06%
2014	450,000	100,000	550,000	3.33	3.95
2015	600,000	20,000	620,000	1.73	1.95
2016	575,000	--	575,000	2.29	2.91
2017	400,000	--	400,000	3.17	3.21
Thereafter	200,000	100,000	300,000	2.90	2.90
	$2,550,000	$365,000	$2,915,000	2.77%	3.13%

Of the $325.0 million FHLB advances maturing in fiscal year 2013, $100.0 million is due in the first quarter of fiscal year 2013 and $225.0 million is due in the third quarter of fiscal year 2013.  Of the $145.0 million of repurchase agreements maturing in fiscal year 2013, $50.0 million is due in the second quarter of fiscal year 2013, $25.0 million is due in the third quarter of fiscal year 2013, and $70.0 million is due in the fourth quarter of fiscal year 2013.

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes

8.  INCOME TAXES

Income tax expense (benefit) for the years ended September 30, 2012, 2011, and 2010 consisted of the following:

	2012	2011	2010
Current	(Dollars in thousands)
Federal	$32,353	$25,889	$31,252
State	3,044	2,707	2,807
	35,397	28,596	34,059
Deferred
Federal	5,638	(8,933)	3,209
State	451	(714)	257
	6,089	(9,647)	3,466
	$41,486	$18,949	$37,525

The Company’s effective tax rates were 35.8%, 33.0%, and 35.6% for the years ended September 30, 2012, 2011, and 2010, respectively.  The differences between such effective rates and the statutory Federal income tax rate computed on income before income tax expense result from the following:

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Federal income tax expense
computed at statutory Federal rate	$40,600	35.0%	$20,073	35.0%	$36,878	35.0%
Increases (Decreases) in taxes resulting from:
State taxes, net of Federal tax effect	3,495	3.0	1,993	3.4	3,064	2.9
Net tax-exempt interest income	(513)	(0.4)	(577)	(1.0)	(624)	(0.6)
Change in cash surrender value of BOLI	(517)	(0.4)	(638)	(1.1)	(421)	(0.4)
Low income housing tax credits	(2,081)	(1.8)	(1,397)	(2.4)	(1,209)	(1.1)
Other	502	0.4	(505)	(0.9)	(163)	(0.2)
	$41,486	35.8%	$18,949	33.0%	$37,525	35.6%

Deferred income tax (benefit) expense results from temporary differences in the recognition of revenue and expenses for tax and financial statement purposes.  The sources of these differences and the tax effect of each as of September 30, 2012, 2011, and 2010 were as follows:

	2012	2011	2010
	(Dollars in thousands)
Foundation contribution	$5,422	$(12,824)	$--
Mortgage servicing rights	(521)	(885)	774
ACL	1,617	(197)	(1,771)
FHLB prepayment penalty	--	--	1,283
FHLB stock dividends	1,650	1,432	2,206
Other, net	(2,079)	2,827	974
	$6,089	$(9,647)	$3,466

The components of the net deferred income tax liabilities as of September 30, 2012 and 2011 were as follows:

	2012	2011
	(Dollars in thousands)
Deferred income tax assets:
Foundation contribution	$7,402	$12,824
ACL	2,246	3,863
Salaries and employee benefits	1,612	1,219
ESOP compensation	949	836
Other	4,194	2,630
Gross deferred income tax assets	16,403	21,372

Valuation allowance	(1,926)	(2,060)
Gross deferred income tax asset, net of valuation allowance	14,477	19,312

Deferred income tax liabilities:
FHLB stock dividends	20,478	18,828
Unrealized gain on AFS securities	14,712	16,203
Other	4,329	4,728
Gross deferred income tax liabilities	39,519	39,759

Net deferred tax liabilities	$25,042	$20,447

The Company assesses the available positive and negative evidence surrounding the recoverability of its deferred tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances.  As of September 30, 2012, the Company had a valuation allowance of $1.9 million related to the net operating losses generated by the Company's consolidated Kansas corporate income tax return.  The Company's consolidated Kansas corporate income tax return at September 30, 2012 and 2011 does not include the Bank, as the Bank files a Kansas privilege tax return.  Based on the nature of the operations of the companies included in the consolidated Kansas corporate return, management believes there will not be sufficient taxable income to fully utilize the deferred tax assets noted above; therefore a valuation allowance has been recorded for the related amounts at September 30, 2012 and 2011.

ASC 740 Income Taxes prescribes a process by which the likelihood of a tax position is gauged based upon the technical merits of the position, and then a subsequent measurement relates the maximum benefit and the degree of likelihood to determine the amount of benefit to recognize in the financial statements.  A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended September 30, 2012, 2011, and 2010 is provided below.  The amounts have not been reduced by the federal deferred tax effects of unrecognized tax benefits.

	2012	2011	2010
	(Dollars in thousands)
Balance at beginning of year	$68	$114	$2,848
Additions for tax positions of prior years	5	3	28
Increases (Reductions) for tax positions of prior years	65	(49)	(195)
Lapse of statute of limitations	--	--	(2,567)
Balance at end of year	$138	$68	$114

The unrecognized tax benefits at September 30, 2012, 2011 and 2010 that would impact the effective tax rate if realized would be $25 thousand, $20 thousand and $10 thousand, respectively.  Included in the unrecognized tax benefits in the table above were accrued penalties and interest of $25 thousand, $20 thousand, and $17 thousand for the years ended September 30, 2012, 2011, and 2010, respectively.  Estimated penalties and interest for the years ended September 30, 2012, and 2011, were $3 thousand and $2 thousand, respectively.   The net reversal of penalties and interest expense due to the lapse of statute of limitations for the years ended September 30, 2010 was $463 thousand.  Estimated penalties and interest are included in income tax expense in the consolidated statements of income.  It is reasonably possible that decreases in gross unrecognized tax benefits totaling less than $10 thousand may occur in fiscal year 2013 as a result of a lapse in the applicable statute of limitations.

The Company files income tax returns in the U.S. federal jurisdiction and the state of Kansas,  as well as other states where it has either established nexus under an economic nexus theory or has exceeded enumerated nexus thresholds based on the amount of interest income derived from sources within the state.  In many cases, uncertain tax positions are related to tax years that remain subject to examination by the relevant taxing authorities.  With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for fiscal years before 2009.

Employee Benefit Plans	12 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

9. EMPLOYEE BENEFIT PLANS

The Company has a profit sharing plan (“PIT”) and an ESOP.  The plans cover all employees with a minimum of one year of service, at least age 21, and at least 1,000 hours of employment in each plan year.

Profit Sharing Plan  – The PIT provides for two types of discretionary contributions. The first type is an optional Bank contribution and may be 0% or any percentage above that, as determined by the Board of Directors, of an eligible employee’s eligible compensation during the fiscal year.  The second contribution may be 0% or any percentage above that, as determined by the Board of Directors, of an eligible employee’s eligible compensation during the fiscal year if the employee matches 50.0% (on an after-tax basis) of the Bank’s second contribution.  The PIT qualifies as a thrift and profit sharing plan for purposes of Internal Revenue Codes 401(a), 402, 412, and 417.  Total Bank contributions to the PIT amounted to $105 thousand for each of the years ended September 30, 2012 and 2011, and $101 thousand for the year ended September 30, 2010.

ESOP  – The ESOP Trust acquired 3,024,574 shares (6,846,728 shares post corporate reorganization) of common stock in the Company’s initial public offering and 4,726,000 shares of common stock in the Company’s corporate reorganization in December of 2010.  Both acquisitions of common stock were made with proceeds from loans from the Company.  The loans are secured by shares of the Company’s stock purchased in each offering.  The Bank has agreed to make cash contributions to the ESOP Trust on an annual basis sufficient to enable the ESOP Trust to make the required annual loan payments to the Company on September 30 of each year.

The loan for the shares acquired in the initial public offering bears interest at a fixed-rate of 5.80%, with one remaining principal and interest payment of $3.0 million on September 30, 2013. Payments of $3.0 million consisting of principal of $2.7 million, $2.5 million, and $2.4 million and interest of $319 thousand, $465 thousand, and $604 thousand were made on September 30, 2012, 2011, and 2010, respectively.

The loan for the shares acquired in the corporate reorganization bears interest at a fixed-rate of 3.25% and has a 30 year term.  The loan requires interest-only payments the first three years.  The second interest payment of $1.5 million was paid on September 30, 2012.  The next interest payment of $1.5 million is payable on September 30, 2013.  Beginning in fiscal year 2014, principal and interest payments of $2.7 million will be payable annually.  The loan matures on September 30, 2040.

As the annual loan payments are made, shares are released from collateral at September 30 and allocated to qualified employees based on the proportion of their qualifying compensation to total qualifying compensation.    On September 30, 2012, 551,991 shares were released from collateral.  On September 30, 2013,  551,990 shares will be released from collateral.  As ESOP shares are committed to be released from collateral, the Company records compensation expense.  Dividends on unallocated ESOP shares are only applied to the debt service payments of the loan secured by the unallocated shares.  Dividends on unallocated ESOP shares in excess of the debt service payment are recorded as compensation expense and distributed to participants or participants' ESOP accounts.  During the years ended September 30, 2012, 2011, and 2010, the Bank paid $2.6 million, $1.4 million, and $1.1 million, respectively, of the ESOP debt payment because dividends on unallocated shares were insufficient to pay the scheduled debt payment, specifically on the loan for the shares acquired in the initial public offering.  Compensation expense related to the ESOP was $6.7 million for the year ended September 30, 2012, $8.7 million for the year ended September 30, 2011, and $6.5 million for the year ended September 30, 2010.  Of these amounts, $3.4 million, $3.3 million, and $4.5 million related to the difference between the market price of the Company’s stock when the shares were acquired by the ESOP Trust and the average market price of the Company’s stock during the years ended September 30, 2012, 2011, and 2010, respectively.  The amount included in compensation expense for dividends on unallocated ESOP shares in excess of the debt service payments was $325 thousand and $2.7 million for the years ended September 30, 2012 and 2011, which was related to the loan for the shares acquired in the corporate reorganization.  There was no such amount for the year ended September 30, 2010.

Participants have the option to receive the dividends on allocated shares and unallocated shares in excess of debt service payments, in cash or leave the dividend in the ESOP.  Dividends are reinvested in Company stock for those participants who choose to leave their dividends in the ESOP or who do not make an election.  The purchase of Company stock for reinvestment of dividends is made in the open market on or about the date of the cash disbursement to the participants who opt to take dividends in cash.

Shares may be withdrawn from the ESOP Trust due to retirement, termination or death of the participant.  Additionally, a participant may begin to diversify at least 25% of their ESOP shares at age 50.  The  following is a summary of shares held in the ESOP Trust as of September 30, 2012 and 2011:

	2012	2011
	(Dollars in thousands)
Allocated ESOP shares	4,723,590	4,393,908
Unreleased ESOP shares	5,012,336	5,564,328
Total ESOP shares	9,735,926	9,958,236

Fair value of unreleased ESOP shares	$59,948	$58,759

Stock-Based Compensation	12 Months Ended
Sep. 30, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

10. STOCK-BASED COMPENSATION

The Company has Stock Option and Restricted Stock Plans, both of which are considered share-based plans.

Stock Option Plans – The Company currently has two plans outstanding which provide for the granting of stock option awards, the 2000 Stock Option Plan and the 2012 Equity Incentive Plan.  The objective of both plans is to provide additional incentive to certain officers, directors and key employees by facilitating their purchase of a stock interest in the Company.  The total number of shares originally eligible to be granted as stock options under the 2000 Stock Option Plan was 8,558,411.  Prior to stockholder approval of the 2012 Equity Incentive Plan, the 2000 Stock Option Plan still had 2,867,859 shares available for future grants.  The 2000 Stock Option Plan will expire in April 2015 and no additional grants may be made after expiration, but outstanding grants continue until they are individually vested, forfeited, or expire.  The Company does not intend to issue any additional stock option grants from the 2000 Stock Option Plan; instead, all future grants will be awarded from the 2012 Equity Incentive Plan, which had 5,907,500 shares originally eligible to be granted as stock options.  The Company may issue incentive and nonqualified stock options under the 2012 Equity Incentive Plan.  The Company may also award stock appreciation rights, although to date no stock appreciation rights have been awarded.  The incentive stock options expire no later than 10 years and the nonqualified stock options expire no later than 15  years from the date of grant.  The date on which the options are first exercisable is determined by the Stock Benefits Committee (“sub-committee”), a sub-committee of the Compensation Committee (“committee”) of the Board of Directors.  The vesting period of the options under the 2012 Equity Incentive Plan generally ranges from three-to-five years.  The option price is equal to the market value at the date of the grant as defined by each plan.

At September 30, 2012, the Company had 4,313,500 shares still available for future grants of stock options under the 2012 Equity Incentive Plan.  This plan will expire in January 2027 and no additional grants may be made after expiration, but outstanding grants continue until they are individually vested, forfeited, or expire.  The following provisions generally apply: 1) if a holder of such stock options terminates service for reasons other than death, disability or termination for cause, the holder forfeits all rights to the non-vested stock options and all outstanding vested options granted to the holder will remain exercisable for three months following the termination date, but not beyond the expiration date of the options; 2) if the participant’s service terminates as a result of death or disability, all outstanding stock options vest and all outstanding stock options will remain exercisable for one year following such event, but not beyond the expiration date of the options; 3) if the participant’s service is terminated for cause, all outstanding stock options expire immediately; and 4) if a change in control of the Company occurs, all outstanding unvested stock options vest in full.

The Stock Option Plans are administered by the sub-committee, which selects the employees and non-employee directors to whom options are to be granted and the number of shares to be granted.  The exercise price may be paid in cash, shares of the common stock, or a combination of both.  The option price may not be less than 100% of the fair market value of the shares on the date of the grant. In the case of any employee who is granted an incentive stock option who owns more than 10% of the outstanding common stock at the time the option is granted, the option price may not be less than 110% of the fair market value of the shares on the date of the grant, and the option shall not be exercisable after the expiration of five years from the grant date.  Prior to the corporate reorganization in December 2010, the Company issued shares held in treasury upon the exercise of stock options.  After the corporate reorganization, new shares are issued by the Company upon the exercise of stock options.

The fair value of stock option grants is estimated on the date of grant using the Black-Scholes option pricing model.  The weighted average grant-date fair value of stock options granted during the fiscal years ended September 30, 2012, 2011, and 2010 was $1.59, $0.78, and $1.52 per share, respectively.  Compensation expense attributable to stock option awards during the years ended September 30, 2012, 2011, and 2010 totaled $369 thousand ($320 thousand, net of tax), $131 thousand ($122 thousand, net of tax), and $214 thousand ($189 thousand, net of tax), respectively.  The following weighted average assumptions were used for valuing stock option grants for the years ended:

	September 30,
	2012	2011	2010
Risk-free interest rate	0.5%	1.3%	2.1%
Expected life (years)	4	5	4
Expected volatility	24%	25%	25%
Dividend yield	2.5%	8.1%	6.2%
Estimated forfeitures	4.5%	12.9%	3.3%

The risk-free interest rate was determined using the yield available on the option grant date for a zero-coupon U.S. Treasury security with a term nearest to the equivalent of the expected life of the option.  The expected life for options granted was based upon historical experience.  The expected volatility was determined using historical volatilities based on historical stock prices.  The dividend yield was determined based upon historical quarterly dividends and the Company’s stock price on the option grant date.  Estimated forfeitures were determined based upon voluntary termination behavior and actual option forfeitures.

A summary of option activity for the years ended September 30, 2012, 2011, and 2010 follows:

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
	of Options	Price	of Options	Price	of Options	Price

Options outstanding
at beginning of year	906,964	$15.09	919,639	$15.08	841,991	$14.69
Granted	1,594,000	11.89	2,030	10.86	119,945	14.25
Forfeited	(16,966)	16.70	(10,180)	16.59	--	--
Expired	(3,390)	11.33	--	--	--	--
Exercised	(8,783)	4.07	(4,525)	8.23	(42,297)	4.96
Options outstanding
at end of year	2,471,825	$13.06	906,964	$15.09	919,639	$15.08

During the years ended September 30, 2012, 2011, and 2010, the total pretax intrinsic value of stock options exercised was $68 thousand, $19 thousand, and $361 thousand, respectively, and the tax benefits realized from the exercise of stock options were $25 thousand, $7 thousand, and $89 thousand, respectively.  The fair value of stock options vested during the years ended September 30, 2012, 2011, and 2010 was $141 thousand, $150 thousand, and $264 thousand, respectively.

The following summarizes information about the stock options outstanding and exercisable as of September 30, 2012:

			Options Outstanding
				Weighted	Weighted
				Average	Average
			Number	Remaining	Exercise	Aggregate
Exercise			of Options	Contractual	Price per	Intrinsic
Price			Outstanding	Life (in years)	Share	Value
			(Dollars in thousands, except per share amounts)
$10.86	-	12.71	1,597,160	10.8	$11.89	$112
13.33	-	17.59	827,160	6.5	14.97	--
19.19			47,505	6.1	19.19	--
			2,471,825	9.3	$13.06	$112

			Options Exercisable
				Weighted	Weighted
				Average	Average
			Number	Remaining	Exercise	Aggregate
Exercise			of Options	Contractual	Price per	Intrinsic
Price			Exercisable	Life (in years)	Share	Value
			(Dollars in thousands, except per share amounts)
$10.86	-	12.71	32,342	5.9	$11.91	$2
13.33	-	17.59	772,958	6.3	14.99	--
19.19			38,004	6.1	19.19	--
			843,304	6.3	$15.06	$2

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $11.96 as of September 30, 2012, which would have been received by the option holders had all option holders exercised their options as of that date.  The total number of in-the-money options exercisable as of September 30, 2012 was 31,212.

As of September 30, 2012, the total future compensation cost related to non-vested stock options not yet recognized in the consolidated statements of income was $2.2 million, net of estimated forfeitures, and the weighted average period over which these awards are expected to be recognized was 3.5 years.

Restricted Stock Plans – The Company currently has two plans outstanding which provide for the granting of restricted stock awards, the 2000 Recognition and Retention Plan and the 2012 Equity Incentive Plan.  The objective of both plans is to enable the Bank to retain personnel of experience and ability in key positions of responsibility.  Employees and directors are eligible to receive benefits under these plans at the sole discretion of the sub-committee.  The total number of shares originally eligible to be granted as restricted stock under the 2000 Recognition and Retention Plan was 3,423,364.  Prior to stockholder approval of the 2012 Equity Incentive Plan, the 2000 Recognition and Retention Plan still had 358,767 shares available for future restricted stock grants.  The 2000 Recognition and Retention Plan plan will expire in April 2015 and no additional grants may be made after expiration, but outstanding grants continue until they are individually vested, forfeited, or expire.  The Company does not intend to award any additional grants from the 2000 Recognition and Retention Plan; instead, all future grants of restricted stock will be awarded from the 2012 Equity Incentive Plan, which had 2,363,000 shares originally eligible to be granted as restricted stock.  At September 30, 2012, the Company had 1,847,675 shares available for future grants of restricted stock under the 2012 Equity Incentive Plan.  This plan will expire in January 2027 and no additional grants may be made after expiration, but outstanding grants continue until they are individually vested, forfeited, or expire.  The vesting period of the restricted stock awards under the 2012 Equity Incentive Plan generally ranges from three to five years.

Compensation expense in the amount of the fair market value of the common stock at the date of the grant, as defined by the plans, to the employee is recognized over the period during which the shares vest.  Compensation expense attributable to restricted stock awards during the years ended September 30, 2012, 2011, and 2010 totaled $827 thousand ($531 thousand, net of tax), $131 thousand ($88 thousand, net of tax), and $238 thousand ($153 thousand, net of tax), respectively.  The following provisions generally apply: 1) a recipient of such restricted stock will be entitled to all voting and other stockholder rights (including the right to receive dividends on vested and non-vested shares), except that the shares, while restricted, may not be sold, pledged or otherwise disposed of and are required to be held in escrow by the Company; 2) if a holder of such restricted stock terminates service for reasons other than death or disability, the holder forfeits all rights to the non-vested shares under restriction; and 3) if a participant’s service terminates as a result of death or disability, or if a change in control of the Company occurs, all restrictions expire and all non-vested shares become unrestricted.

A summary of restricted stock activity for the years ended September 30, 2012, 2011, and 2010 follows:

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Grant Date	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value	of Shares	Fair Value
Unvested restricted stock
at beginning of year	13,582	$14.90	23,762	$15.07	34,177	$15.17
Granted	515,325	11.89	--	--	11,317	14.42
Vested	(18,046)	13.17	(10,180)	15.30	(21,732)	14.88
Unvested restricted stock
at end of year	510,861	$11.93	13,582	$14.90	23,762	$15.07

The estimated forfeiture rate for the restricted stock granted during the year ended September 30, 2012 was 0.88% and 0% during the years ended September 30, 2011 and 2010, respectively, based upon voluntary termination behavior and actual forfeitures.  The fair value of restricted stock that vested during the years ended September 30, 2012, 2011, and 2010 totaled $212 thousand, $120 thousand, and $324 thousand, respectively.  As of September 30, 2012, there was $5.4 million, net of estimated forfeitures, of unrecognized compensation cost related to non-vested restricted stock to be recognized over a weighted average period of 3.6 years.

Performance Based Compensation	12 Months Ended
Sep. 30, 2012
Performance Based Compensation [Abstract]
Performance Based Compensation

11. PERFORMANCE BASED COMPENSATION

The Company and the Bank have a short-term performance plan for all officers and a deferred incentive bonus plan for senior and executive officers.  The short-term performance plan has a component tied to Company performance and a component tied to individual participant performance.  Individual performance criteria are established by executive management for eligible non-executive employees of the Bank; individual performance of executive officers is reviewed by the committee.  Company performance criteria are approved by the committee.  Short-term performance plan awards are granted based upon a performance review by the committee.  The committee may exercise its discretion and reduce or not grant awards.  The deferred incentive bonus plan is intended to operate in conjunction with the short-term performance plan.  A participant in the deferred incentive bonus plan can elect to defer into an account between $2 thousand and up to 50% (executive officers can defer up to 50%, while senior officers can elect to defer up to 35%) of the short-term performance plan award up to but not exceeding $100 thousand.  The amount deferred receives an employer match of up to 50% that is accrued over a three year mandatory deferral period.  The amount deferred, plus up to a  50% match, is deemed to have been invested in Company stock on the last business day of the calendar year preceding the receipt of the short-term performance plan award, in the form of phantom stock.  The number of shares deemed purchased in phantom stock receives dividend equivalents as if the stock were owned by the officer.  At the end of the mandatory deferral period, the deferred incentive bonus plan award is paid out in cash and is comprised of the initial amount deferred, the match amount, dividend equivalents on the phantom shares over the deferral period and the increase in the market value of the Company’s stock over the deferral period, if any, on the phantom shares.  There is no provision for the reduction of the deferred incentive bonus plan award if the market value of the Company’s stock at the time is lower than the market value at the time of the deemed investment.

The total amount of short-term performance plan awards provided for during the years ended September 30, 2012, 2011, and 2010 amounted to $2.0 million, $1.8 million and $1.7 million, respectively, of which $386 thousand, $345 thousand, and $332 thousand, respectively, was deferred under the deferred incentive bonus plan.  The deferrals, any earnings on those deferrals and increases in the market value of the phantom shares, if any, will be paid in 2014, 2015, and 2016.  During fiscal years 2012, 2011, and 2010, the amount expensed in conjunction with the deferred amounts was $162 thousand, $153 thousand, and $86 thousand, respectively.

Commitments And Contingencies	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

12. COMMITMENTS AND CONTINGENCIES

The Bank had commitments outstanding to originate, refinance, purchase, or participate in loans as of September 30, 2012 and 2011 as follows:

	2012	2011
	(Dollars in thousands)
Originate/refinance fixed-rate	$102,449	$89,059
Originate/refinance adjustable-rate	18,272	24,047
Purchase/participate fixed-rate	81,107	30,650
Purchase/participate adjustable-rate	31,315	26,556
	$233,143	$170,312

As of September 30, 2012 and 2011, the Bank had approved but unadvanced home equity lines of credit of $261.8 million and $264.6 million, respectively.  As of September 30, 2012 and 2011, the Bank had unadvanced commitments on commercial loans of $239 thousand and $957 thousand, respectively.

Commitments to originate mortgage and non-mortgage loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a rate lock fee.  Some of the commitments are expected to expire without being fully drawn upon; therefore the amount of total commitments disclosed above does not necessarily represent future cash requirements.  The Bank evaluates each customer’s creditworthiness on a case-by-case basis.  The amount of collateral obtained, if considered necessary by the Bank, upon extension of credit is based on management’s credit evaluation of the customer.  As of September 30, 2012 and 2011, there were no significant loan-related commitments that met the definition of derivatives or commitments to sell mortgage loans.

In the normal course of business, the Company and its subsidiary are named defendants in various lawsuits and counter claims.  In the opinion of management, after consultation with legal counsel, none of the currently pending suits are expected to have a material adverse effect on the Company’s consolidated financial statements for the year ended September 30, 2012 or future periods.

Regulatory Capital Requirements	12 Months Ended
Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements

13. REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a material adverse effect on the Company’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors.

The Bank was required to start filing a Call Report with the OCC starting with the quarter ended March 31, 2012.  Prior to that date, the Bank filed a Thrift Financial Report with the OTS.  The capital ratios presented in the Call Report differ from that of the Thrift Financial Report.  The September 30, 2011 capital ratios presented in the table below are based on Thrift Financial Report guidelines while the September 30, 2012 capital ratios are based on the Call Report guidelines.  As of September 30, 2012 and 2011, the most recent regulatory guidelines categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action.  To be categorized as “well capitalized,” the Bank must maintain minimum capital ratios as set forth in the table below.  Management believes, as of September 30, 2012, that the Bank meets all capital adequacy requirements to which it is subject and there were no conditions or events subsequent to September 30, 2012 that would change the Bank’s category.  There are currently no regulatory capital requirements at the Company.

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2012:
Tier 1 leverage ratio	$1,355,105	14.6%	$371,747	4.0%	$464,684	5.0%
Tier 1 risk-based capital	1,355,105	36.4	148,744	4.0	223,116	6.0
Total risk-based capital	1,366,205	36.7	297,489	8.0	371,861	10.0

As of September 30, 2011:
Tangible equity	$1,369,143	15.1%	$135,926	1.5%	N/A	N/A
Tier 1 (core) capital	1,369,143	15.1	362,469	4.0	$453,086	5.0%
Tier 1 (core) risk-based capital	1,369,143	37.9	N/A	N/A	216,551	6.0
Total risk-based capital	1,380,853	38.3	288,734	8.0	360,918	10.0

A reconciliation of the Bank’s equity under GAAP to regulatory capital amounts as of September 30, 2012 and 2011 is as follows:

	2012	2011
	(Dollars in thousands)
Total Bank equity as reported under GAAP	$1,379,357	$1,395,708
Unrealized gains on AFS securities	(24,179)	(26,314)
Other	(73)	(251)
Total Tier 1 capital	1,355,105	1,369,143
ACL(1)	11,100	11,710
Total risk-based capital	$1,366,205	$1,380,853

(1)The September 30, 2011 ACL amount represents the general valuation allowances calculated using the formula analysis.  SVAs were netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.

Generally, savings institutions, such as the Bank, may make capital distributions during any calendar year equal to earnings of the previous two calendar years and current year-to-date earnings.  It is generally required that the Bank remain well capitalized before and after the proposed distribution.  So long as the Bank continues to remain “well capitalized” after each capital distribution and operates in a safe and sound manner, it is management’s belief that the OCC and FRB will continue to allow the Bank to distribute its net income to the Company, although no assurance can be given in this regard.

Fair Value Of Financial Instruments	12 Months Ended
Sep. 30, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

14. FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value Measurements – ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  ASC 820 applies only to fair value measurements already required or permitted by other accounting standards and does not impose requirements for additional fair value measures.  ASC 820 was issued to increase consistency and comparability in reporting fair values.

The Company uses fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures.  The Company did not have any liabilities that were measured at fair value at September 30, 2012 and 2011.  The Company’s AFS securities are recorded at fair value on a recurring basis.  Additionally, from time to time, the Company may be required to record at fair value other assets or liabilities on a non-recurring basis, such as OREO, LHFS, and loans individually evaluated for impairment.  These non-recurring fair value adjustments involve the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

In accordance with ASC 820, the Company groups its assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value. These levels are:

·	Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.
·

Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

·

Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, and similar techniques. The results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.

The Company bases its fair values on the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date.  As required by ASC 820, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

The following is a description of valuation methodologies used for assets measured at fair value on a recurring basis.

AFS Securities - The Company’s AFS securities portfolio is carried at estimated fair value, with any unrealized gains and losses, net of taxes, reported as AOCI in stockholders’ equity.  The majority of the securities within the AFS portfolio are issued by U.S. GSEs.  The Company’s major security types based on the nature and risks of the securities are:

·

GSE Debentures – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined by taking any embedded options into consideration and are discounted using current market yields for similar securities (Level 2).

·

Municipal Bonds – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined by taking any embedded options into consideration and are discounted using current market yields for securities with similar credit profiles (Level 2).

·

Trust Preferred Securities – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined by taking prepayment and underlying credit considerations into account.  The discount rates are derived from secondary trades and bid/offer prices (Level 3).

·

MBS – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined based on prepayment projections of the underlying mortgages and are discounted using current market yields for benchmark securities (Level 2).

The following tables provide the level of valuation assumption used to determine the carrying value of the Company’s AFS securities measured at fair value on a recurring basis at September 30, 2012 and 2011.

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3) (1)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$861,724	$--	$861,724	$--
Municipal bonds	2,516	--	2,516	--
Trust preferred securities	2,298	--	--	2,298
MBS	540,306	--	540,306	--
	$1,406,844	$--	$1,404,546	$2,298

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3) (2)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$748,308	$--	$748,308	$--
Municipal bonds	2,754	--	2,754	--
Trust preferred securities	2,941	--	--	2,941
MBS	732,436	--	732,436	--
	$1,486,439	$--	$1,483,498	$2,941

(1)The Company’s Level 3 AFS securities had no activity from September 30, 2011 to September 30, 2012, except for principal repayments of $996 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2012 were $78 thousand.

(2)The Company’s Level 3 AFS securities had no activity from September 30, 2010 to September 30, 2011, except for principal repayments of $87 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2011 were $115 thousand.

The following is a description of valuation methodologies used for significant assets measured at fair value on a non-recurring basis.

Loans Receivable – The unpaid principal balance of loans individually evaluated for impairment at September 30, 2012 and 2011 was $26.9 million and $72.0 million, respectively.  The decrease in the recorded investment of loans individually evaluated for impairment between September 30, 2011 and 2012 was due primarily to a change in our process of evaluating TDRs for impairment, as a result of the implementation of a new loan charge-off policy during the year ended September 30, 2012 in order to conform to OCC Call Report requirements as previously discussed in Note 4, Loans Receivable and Allowance for Credit Losses.  Substantially all of the loans individually evaluated for impairment were secured by residential real estate.  Fair values were estimated through current appraisals, BPOs, or listing prices to ensure that the carrying value of the loan was not in excess of the fair value of the collateral, less estimated selling costs.  Fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.  Based on this evaluation, the Bank charged-off any loss amounts at September 30, 2012 per the Bank’s new loan charge-off policy implemented in January 2012; therefore there was no ACL related to these loans at September 30, 2012.  The ACL related to these loans at September 30, 2011 was $3.8 million.

OREO – OREO primarily represents residential real estate acquired as a result of foreclosure or by deed in lieu of foreclosure and is carried at lower-of-cost or fair value.  Fair value is estimated through current appraisals, BPOs or listing prices.  As these properties are actively marketed, estimated fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.  The fair value of OREO at September 30, 2012 and 2011 was $8.0 million and $11.3 million, respectively.

The following tables provide the level of valuation assumption used to determine the carrying value of the Company’s assets measured at fair value on a non-recurring basis at September 30, 2012 and 2011.

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$26,890	$--	$--	$26,890
OREO	8,047	--	--	8,047
	$34,937	$--	$--	$34,937

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$72,048	$--	$--	$72,048
OREO	11,321	--	--	11,321
	$83,369	$--	$--	$83,369

Fair Value Disclosures  – The Company determined estimated fair value amounts using available market information and a selection from a variety of valuation methodologies.  However, considerable judgment is required to interpret market data to develop the estimates of fair value.  Accordingly, the estimates presented are not necessarily indicative of the amount the Company could realize in a current market exchange.  The use of different market assumptions and estimation methodologies may have a material impact on the estimated fair value amounts.  The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2012 and 2011.  Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since those dates.  The carrying amounts and estimated fair values of the Company’s financial instruments as of September 30, 2012 and 2011 were as follows:

	2012		2011
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in thousands)
Assets:
Cash and cash equivalents	$141,705	$141,705	$121,070	$121,070
AFS securities	1,406,844	1,406,844	1,486,439	1,486,439
HTM securities	1,887,947	1,969,899	2,370,117	2,434,392
Loans receivable	5,608,083	5,978,872	5,149,734	5,475,150
BOLI	58,012	58,012	56,534	56,534
Capital stock of FHLB	132,971	132,971	126,877	126,877
Liabilities:
Deposits	4,550,643	4,607,732	4,495,173	4,553,516
FHLB Advances	2,530,322	2,701,142	2,379,462	2,569,958
Other borrowings	365,000	388,761	515,000	545,096

The following methods and assumptions were used to estimate the fair value of the financial instruments:

Cash and Cash Equivalents – The carrying amounts of cash and cash equivalents are considered to approximate their fair value due to the nature of the financial asset (Level 1).

AFS and HTM Securities – Estimated fair values of securities are based on one of three methods:  1) quoted market prices where available, 2) quoted market prices for similar instruments if quoted market prices are not available, 3) unobservable data that represents the Bank’s assumptions about items that market participants would consider in determining fair value where no market data is available.  AFS securities are carried at estimated fair value.  HTM securities are carried at amortized cost.  (Level 2).

Loans Receivable – The fair value of one- to four-family mortgages and home equity loans are generally estimated using the present value of expected future cash flows, assuming future prepayments and using discount factors determined by prices obtained from securitization markets, less a discount for the cost of servicing and lack of liquidity. The estimated fair value of the Bank’s multi-family and consumer loans are based on the expected future cash flows assuming future prepayments and discount factors based on current offering rates. (Level 3).

BOLI – The carrying value of BOLI is considered to approximate its fair value due to the nature of the financial asset (Level 1).

Capital Stock of FHLB – The carrying value of FHLB stock equals cost.  The fair value is based on redemption at par value (Level 1).

Deposits – The estimated fair value of demand deposits, savings and money market accounts is the amount payable on demand at the reporting date.  The estimated fair value of these deposits at September 30, 2012 was $1.98 billion (Level 1).  The fair value of certificates of deposit is estimated by discounting future cash flows using current LIBOR rates.  The estimated fair value of certificates of deposit at September 30, 2012 was $2.63 billion (Level 2).

Advances from FHLB and Other Borrowings – The fair value of fixed-maturity borrowed funds is estimated by discounting estimated future cash flows using currently offered rates (Level 2).

Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

15. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events occurring subsequent to September 30, 2012, for potential recognition and disclosure.  There have been no material events or transactions which would require adjustments to the consolidated financial statements at September 30, 2012.

Selected Quarterly Financial Data	12 Months Ended
Sep. 30, 2012
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

16. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following tables present summarized quarterly data for each of the years indicated for the Company.

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
	(Dollars and counts in thousands, except per share amounts)
2012
Total interest and dividend income	$84,827	$83,274	$80,645	$79,305	$328,051
Net interest and dividend income	45,374	47,466	46,188	45,853	184,881
Provision for credit losses	540	1,500	--	--	2,040
Net income	18,789	19,315	18,673	17,736	74,513
Basic earnings per share	0.12	0.12	0.12	0.11	0.47
Diluted earnings per share	0.12	0.12	0.12	0.11	0.47
Dividends declared per share	0.175	0.075	0.075	0.075	0.400
Average number of basic shares outstanding	161,923	161,722	156,962	151,077	157,913
Average number of diluted shares outstanding	161,931	161,728	156,966	151,079	157,916

2011
Total interest and dividend income	$87,247	$84,941	$88,083	$86,594	$346,865
Net interest and dividend income	40,005	40,556	44,308	43,865	168,734
Provision for credit losses	650	520	1,240	1,650	4,060
Net income (loss)	(11,258)	15,636	17,259	16,766	38,403
Basic earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Diluted earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Dividends declared per share	0.800	0.675	0.075	0.075	1.625
Average number of basic shares outstanding	165,541	161,500	161,642	161,784	162,625
Average number of diluted shares outstanding	165,541	161,507	161,648	161,791	162,633

Parent Company Financial Information (Parent Company Only)	12 Months Ended
Sep. 30, 2012
Parent Company Financial Information (Parent Company Only) [Abstract]
Parent Company Financial Information (Parent Company Only)

17. PARENT COMPANY FINANCIAL INFORMATION (PARENT COMPANY ONLY)

The Company serves as the holding company for the Bank (see Note 1).  The Company’s (parent company only) balance sheets as of September 30, 2012 and 2011, and the related statements of income and cash flows for each of the three years in the period ended September 30, 2012 are as follows:

BALANCE SHEETS
SEPTEMBER 30, 2012 and 2011
(Dollars in thousands, except share amounts)

	2012	2011
ASSETS
Cash and cash equivalents	$308,648	$113,101
Investment in the Bank	1,379,357	1,395,708
AFS securities, at fair value (amortized cost of $60,074 and $362,271)	60,120	362,875
Note receivable - ESOP	50,087	52,759
Other assets	84	75
Accrued interest	263	1,812
Income tax receivable	3,092	2,855
Deferred income tax assets	7,103	10,409
TOTAL ASSETS	$1,808,754	$1,939,594

LIABILITIES AND STOCKHOLDERS’ EQUITY

LIABILITIES:
Accounts payable and accrued expenses	$2,296	$65

STOCKHOLDERS’ EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized,
no shares issued or outstanding	--	--
Common stock, $.01 par value; 1,400,000,000 shares authorized,
155,379,739 and 167,498,133 shares issued and outstanding
as of September 30, 2012 and 2011, respectively	1,554	1,675
Additional paid-in capital	1,292,122	1,392,567
Unearned compensation - ESOP	(47,575)	(50,547)
Retained earnings	536,150	569,127
AOCI, net of tax	24,207	26,707
Total stockholders’ equity	1,806,458	1,939,529

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$1,808,754	$1,939,594

STATEMENTS OF INCOME
YEARS ENDED SEPTEMBER 30, 2012, 2011 and 2010
(Dollars in thousands)

	2012	2011	2010

INTEREST AND DIVIDEND INCOME:
Dividend income from the Bank	$88,871	$45,643	$84,869
Interest income from other investments	2,835	3,221	2,927
Interest income from securities	1,062	1,093	--
Total interest and dividend income	92,768	49,957	87,796

INTEREST EXPENSE	--	855	1,680

NET INTEREST AND DIVIDEND INCOME	92,768	49,102	86,116

OTHER INCOME	--	26	50

OTHER EXPENSES:
Contribution to Foundation	--	40,000	--
Salaries and employee benefits	838	856	929
Regulatory and outside services	276	337	493
Other, net	694	650	270
Total other expenses	1,808	41,843	1,692

INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY
IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED
EARNINGS OF SUBSIDIARY	90,960	7,285	84,474

INCOME TAX EXPENSE (BENEFIT)	731	(13,425)	(138)

INCOME BEFORE EQUITY IN (EXCESS OF DISTRIBUTION OVER)
UNDISTRIBUTED EARNINGS OF SUBSIDIARY	90,229	20,710	84,612

EQUITY IN (EXCESS OF DISTRIBUTION OVER)
UNDISTRIBUTED EARNINGS OF SUBSIDIARY	(15,716)	17,693	(16,772)

NET INCOME	$74,513	$38,403	$67,840

STATEMENTS OF CASH FLOWS
YEARS ENDED SEPTEMBER 30, 2012, 2011 and 2010
(Dollars in thousands)

	2012	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$74,513	$38,403	$67,840
Adjustments to reconcile net income to net cash provided by
operating activities:
Equity in excess of distribution over/(undistributed)
earnings of subsidiary	15,716	(17,693)	16,772
Amortization/accretion of premiums/discounts	2,196	3,529	--
Other, net	1,549	(1,812)	1
Provision for deferred income taxes	5,422	(10,409)	--
Changes in:
Other assets	(9)	1,547	--
Income taxes receivable/payable	(2,160)	(2,927)	24
Accounts payable and accrued expenses	33	(355)	3
Net cash flows provided by operating activities	97,260	10,283	84,640

CASH FLOWS FROM INVESTING ACTIVITIES:
Offering proceeds downstreamed to Bank	--	(567,422)	--
Purchase of AFS investment securities	--	(405,800)	--
Proceeds from maturities of AFS securities	300,000	40,000	--
Proceeds from maturities of Bank certificates	--	55,000	5,000
Purchase of Capitol Federal Financial, Inc. stock	--	--	(1)
Principal collected on notes receivable from ESOP	2,672	2,525	2,387
Net cash flows provided by/(used in) investing activities	302,672	(875,697)	7,386

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from stock offering (deferred offering costs)	--	1,094,101	(5,982)
Payment from subsidiary for purchase of common stock related to
restricted stock awards	6,128	--	162
Dividends paid	(63,768)	(150,110)	(48,400)
Repayment of other borrowings	--	(53,609)	--
Repurchase of common stock	(146,781)	--	(4,019)
Stock options exercised	36	35	210
Net cash flows (used in)/provided by financing activities	(204,385)	890,417	(58,029)

NET INCREASE IN CASH AND CASH EQUIVALENTS	195,547	25,003	33,997

CASH AND CASH EQUIVALENTS:
Beginning of year	113,101	88,098	54,101

End of year	$308,648	$113,101	$88,098

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments	$--	$1,274	$1,678

SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND
FINANCING ACTIVITIES:

Note to ESOP in exchange for common stock	$--	$47,260	$--

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Description of Business

Description of Business - Capitol Federal Financial, Inc. (the “Company”) provides a full range of retail banking services through its wholly-owned subsidiary, Capitol Federal Savings Bank (the “Bank”) which has 36 traditional and 10 in-store banking offices serving primarily the metropolitan areas of Topeka, Wichita, Lawrence, Manhattan, Emporia and Salina, Kansas and portions of the metropolitan area of greater Kansas City.  The Bank emphasizes mortgage lending, primarily originating and purchasing one- to four-family mortgage loans and providing personal retail financial services.  The Bank is subject to competition from other financial institutions and other companies that provide financial services.

On July 21, 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law.  The Dodd-Frank Act, among other things, required the Office of Thrift Supervision (the “OTS”) to be merged into the Office of the Comptroller of the Currency (the “OCC”).  On July 21, 2011, the OCC assumed all functions and authority from the OTS relating to federally chartered savings banks, and the Board of Governors of the Federal Reserve System (“FRB”) assumed all functions and authority from the OTS relating to savings and loan holding companies.   Effective July 21, 2011, the Bank is regulated by the OCC and the Company is regulated by the FRB.  Prior to that date, the Bank and Company were regulated by the OTS.  The Bank is also regulated by the Federal Deposit Insurance Corporation (the “FDIC”).  The Bank and Company are subject to periodic examinations by the above noted regulatory authorities.

The Bank has an expense sharing agreement with the Company that covers the reimbursement of certain expenses that are allocable to the Company.  These expenses include compensation, rent for leased office space, and general overhead expenses.

The Company and its subsidiary have a tax allocation agreement.  The Bank is the paying agent to the taxing authorities for the group for all periods presented.  Each company is liable for taxes as if separate tax returns were filed and reimburses the Bank for its pro rata share of the tax liability.  If any entity has a tax benefit, the Bank reimburses the entity for its tax benefit.

The Company’s ability to pay dividends is dependent, in part, upon its ability to obtain capital distributions from the Bank. The dividend policy of the Company is subject to the discretion of the Board of Directors and will depend upon a number of factors, including the Company’s financial condition and results of operations, the Bank’s regulatory capital requirements, regulatory limitations on the Bank’s ability to make capital distributions to the Company, and the amount of cash at the holding company.  Holders of common stock will be entitled to receive dividends as of and when declared by the Board of Directors of the Company out of funds legally available for that purpose.

Basis of Presentation

Basis of Presentation - In December 2010, Capitol Federal Financial completed its conversion from a mutual holding company form of organization to a stock form of organization (“the corporate reorganization”).  Capitol Federal Financial, which owned 100% of the Bank, was succeeded by the Company, a new Maryland corporation.  As part of the corporate reorganization, Capitol Federal Savings Bank MHC’s (“MHC”) ownership interest in Capitol Federal Financial was sold in a public offering.  Gross proceeds from the offering were $1.18 billion and related offering expenses were $46.7 million, of which $6.0 million were incurred and deferred in fiscal year 2010.  The publicly held shares of Capitol Federal Financial were exchanged for new shares of common stock of the Company.  The exchange ratio was 2.2637 and ensured that immediately after the corporate reorganization the public stockholders of Capitol Federal Financial owned the same aggregate percentage of the Company’s common stock that they owned of Capitol Federal Financial’s common stock immediately prior to the reorganization.  All share information used in the consolidated financial statements and notes to consolidated financial statements prior to the corporate reorganization has been revised to reflect the exchange ratio.  In conjunction with the corporate reorganization, the Company contributed $40.0 million of cash to the Bank’s charitable foundation, Capitol Federal Foundation.  Additionally, a “liquidation account” was established for the benefit of certain depositors of the Bank in an amount equal to MHC’s ownership interest in the retained earnings of Capitol Federal Financial as of June 30, 2010.  As of September 30, 2012, the balance of the liquidation account was $339.3 million.  Under OCC and FRB regulations, neither the Company nor the Bank is permitted to pay dividends on its capital stock to its stockholders if stockholders’ equity would be reduced below the current amount of the liquidation account at that time.

The consolidated financial statements after the corporate reorganization in December 2010 include the accounts of the Company and its wholly owned subsidiary, the Bank.  The consolidated financial statements prior to the corporate reorganization include the accounts of Capitol Federal Financial and its wholly owned subsidiary, the Bank.  The Bank has a wholly owned subsidiary, Capitol Funds, Inc.  Capitol Funds, Inc. has a wholly owned subsidiary, Capitol Federal Mortgage Reinsurance Company.  All intercompany accounts and transactions have been eliminated.

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The ACL is a significant estimate that involves a high degree of complexity and requires management to make difficult and subjective judgments and assumptions about highly uncertain matters.  The use of different judgments and assumptions could cause reported results to differ significantly.  In addition, bank regulators periodically review the Bank’s ACL.  The bank regulators have the ability to require the Bank, as they can require all banks, to increase the ACL or recognize additional charge-offs based upon their judgments, which may differ from management’s judgments.  Any increases in the ACL or recognition of additional charge-offs required by bank regulators could adversely affect the Company’s financial condition and results of operations.

Cash and Cash Equivalents

Cash and Cash Equivalents - Cash and cash equivalents include cash on hand and amounts due from banks.  The Bank has an acknowledged informal agreement with another bank where it maintains a deposit account.  Under this agreement, service fees charged to the Bank are waived provided certain average compensating balances are maintained throughout each month.  FRB regulations require federally chartered savings banks to maintain cash reserves against their transaction accounts.  Required reserves must be maintained in the form of vault cash, an account at a Federal Reserve Bank, or a pass-through account as defined by the FRB.  The amount of interest-earning deposits held at the FRB as of September 30, 2012 and 2011 was $122.4 million and $99.9 million, respectively.  The Bank is in compliance with the FRB requirements.  For the years ended September 30, 2012 and 2011, the average daily balance of required reserves at the Federal Reserve Bank was $9.2 million and $9.3 million, respectively.

Securities

Securities - Securities include mortgage-backed and agency securities issued primarily by United States Government-Sponsored Enterprises (“GSE”), including Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) and FHLB,  United States Government agencies, including Government National Mortgage Association (“GNMA”), and municipal bonds.  Securities are classified as HTM, AFS, or trading based on management’s intention on the date of purchase.  Generally, classifications are made in response to liquidity needs, asset/liability management strategies, and the market interest rate environment at the time of purchase.

Securities that management has the intent and ability to hold to maturity are classified as HTM and reported at amortized cost.  Such securities are adjusted for the amortization of premiums and discounts which are recognized as adjustments to interest income over the life of the securities using the level-yield method.

Securities that management may sell if necessary for liquidity or asset management purposes are classified as AFS and reported at fair value, with unrealized gains and losses reported as a component of AOCI within stockholders’ equity, net of deferred income taxes.  The amortization of premiums and discounts are recognized as adjustments to interest income over the life of the securities using the level-yield method.  Gains or losses on the disposition of AFS securities are recognized using the specific identification method.  Estimated fair values of AFS securities are based on one of three methods:  1) quoted market prices where available, 2) quoted market prices for similar instruments if quoted market prices are not available, and 3) unobservable data that represents the Bank’s assumptions about items that market participants would consider in determining fair value where no market data is available.  See additional discussion of fair value of AFS securities in Note 14.

Securities that are purchased and held principally for resale in the near future are classified as trading securities and are reported at fair value, with unrealized gains and losses included in other income in the consolidated statements of income.  During the fiscal years ended September 30, 2012 and 2011, neither the Company nor the Bank maintained a trading securities portfolio.

Management monitors the securities portfolio for impairment on an ongoing basis and performs a formal review quarterly.  The process involves monitoring market events and other items that could impact issuers.  The evaluation includes, but is not limited to, such factors as:  the nature of the investment, the length of time the security has had a fair value less than the amortized cost basis, the cause(s) and severity of the loss, expectation of an anticipated recovery period, recent events specific to the issuer or industry including the issuer’s financial condition and current ability to make future payments in a timely manner, external credit ratings and recent downgrades in such ratings, management’s intent to sell and whether it is more likely than not management would be required to sell prior to recovery for debt securities.  Management determines whether other-than-temporary losses should be recognized for impaired securities by assessing all known facts and circumstances surrounding the securities.  If management intends to sell an impaired security or if it is more likely than not that management will be required to sell an impaired security before recovery of its amortized cost basis, an other-than-temporary impairment has occurred and the difference between amortized cost and fair value will be recognized as a loss in earnings and the security will be written down to fair value.  Such losses would be included in other income in the consolidated statements of income.

Loans Receivable

Loans Receivable  - Loans receivable that management has the intent and ability to hold for the foreseeable future are carried at the amount of unpaid principal, net of ACL, undisbursed loan funds, unamortized premiums and discounts, and deferred loan origination fees and costs.  Net loan origination fees and costs and premiums and discounts are amortized as yield adjustments to interest income using the level-yield method, adjusted for the estimated prepayment speeds of the related loans when applicable.  Interest on loans is credited to income as earned and accrued only if deemed collectible.

Endorsed loans - Existing loan customers, whose loans have not been sold to third parties, who have not been delinquent on their contractual loan payments during the previous 12 months and who are not currently in bankruptcy, have the opportunity for a cash fee to endorse their original loan terms to current loan terms being offered.  The fee assessed for endorsing the mortgage loan is deferred and amortized over the remaining life of the endorsed loan using the level-yield method and is reflected as an adjustment to interest income.  Each endorsement is examined on a loan-by-loan basis and if the new loan terms represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees and/or costs associated with the mortgage loan are recognized in interest income at the time of the endorsement.  If the endorsement of terms does not represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees and/or costs continue to be deferred.

Troubled debt restructurings (“TDRs”) - For borrowers experiencing financial difficulties, the Bank may grant a concession to the borrower.  Generally, the Bank grants a short-term payment concession to borrowers who are experiencing a temporary cash flow problem.  The most frequently used concession is to reduce the monthly payment amount for a period of six to 12 months, often by requiring payments of only interest and escrow during this period, resulting in an extension of the maturity date of the loan.  For more severe situations requiring long-term solutions, the Bank also offers interest rate reductions to currently-offered rates and more lengthy extensions of the maturity date.  The Bank does not forgive principal or interest nor does it commit to lend additional funds, except for the capitalization of delinquent interest and/or escrow balances not to exceed the original loan balance, to these borrowers.

Endorsed loans are classified as TDRs when certain guidelines for soft credit scores and/or estimated loan-to-value (“LTV”) ratios are not met.  These guidelines reflect changes since origination, signifying the borrower could be experiencing financial difficulties even though the borrower has not been delinquent on his contractual loan payment in the previous 12 months.

An aforementioned loan will be reported as a TDR until it pays off, unless it has been restructured to an interest rate equal to or greater than the rate the Bank was willing to accept at the time of the restructuring for a new loan with comparable risk, and has performed under the new terms of the restructuring agreement for at least 12 consecutive months.  TDRs are reported as nonaccrual if the loan was either nonaccrual at the time of restructuring or if the borrower(s) did not receive a credit evaluation prior to the restructuring and has not made six consecutive monthly payments per the restructured loan terms.

During July 2012, the OCC provided guidance to the industry regarding loans that had been discharged under Chapter 7 bankruptcy proceedings where the borrower has not reaffirmed the debt owed to the lender.  The OCC requires that these loans be reported as TDRs and nonaccrual, regardless of their delinquency status.  These loans will be reported as TDRs for at least four years after the Chapter 7 discharge date.

Delinquent loans - A loan is considered delinquent when payment has not been received within 30 days of its contractual due date.

Nonaccrual loans - The accrual of income on loans is discontinued when interest or principal payments are 90 days in arrears, until a nonaccrual TDR has made six consecutive monthly payments per the restructured loan terms, or for at least four years after the discharge date for loans discharged under Chapter 7 bankruptcy proceedings where the borrower did not reaffirm the debt.  Loans on which the accrual of income has been discontinued are designated as nonaccrual and outstanding interest previously credited beyond 90 days delinquent is reversed.  A nonaccrual loan is returned to accrual status once the contractual payments have been made to bring the loan less than 90 days past due or, in the case of a TDR, the borrower has made six consecutive payments under the restructured terms or it has been at least four years after the discharge date for loans discharged under Chapter 7 bankruptcy proceedings where the borrower did not reaffirm the debt.

Impaired loans - A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement.  Interest income on impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful.  The following types of loans are reported as impaired loans: all nonaccrual loans, loans classified as substandard, loans partially charged-off, and all TDRs except: 1) those that have been restructured to an interest rate equal to or greater than the rate the Bank was willing to accept at the time of the restructuring for a new loan with comparable risk, and has performed under the new terms of the restructuring agreement for at least 12 consecutive months; and 2) those that have been discharged under Chapter 7 bankruptcy proceedings where the borrower has not reaffirmed the debt owed to the Bank but has performed for at least four years since the date of discharge by the bankruptcy court.

The majority of the Bank’s impaired loans are related to one- to four-family properties.  Impaired loans related to one- to four-family properties are individually evaluated for loss when the loan becomes 180 days delinquent or at any time management has knowledge of the existence of a potential loss to ensure that the carrying value of the loan is not in excess of the fair value of the collateral, less estimated selling costs.

Allowance for Credit Losses

Allowance for Credit Losses -  The ACL represents management’s best estimate of the amount of inherent losses in the loan portfolio as of the balance sheet date.  Management’s methodology for assessing the appropriateness of the ACL consists of an analysis (“formula analysis”) model, along with analyzing several other factors.  Management maintains the ACL through provisions for credit losses that are charged to income.

For one- to four-family secured loans, losses are charged-off when the loan is generally 180 days delinquent.  Losses are based on new collateral values obtained through appraisals, less estimated costs to sell.  Anticipated private mortgage insurance (“PMI”) proceeds are taken into consideration when calculating the loss amount.  An updated appraisal is requested, at a minimum, every six months thereafter that a purchased loan remains a classified asset and every 12 months thereafter that an originated loan remains 180 days or more delinquent.  If the Bank holds the first and second mortgage, both loans are combined when evaluating whether there is a potential loss on the loan.  However, charge-offs for real estate-secured loans may also occur at any time if the Bank has knowledge of the existence of a potential loss.  For all other real estate loans that are not secured by one- to four-family property, losses are charged-off when the collection of such amounts is unlikely.  When a non-real estate secured loan is 120 days delinquent, any identified losses are charged-off.

The Bank’s primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, second mortgage loans on one- to four-family residential properties, resulting in a loan concentration in residential mortgage loans.  The Bank has a concentration of loans secured by residential property located in Kansas and Missouri.  Based on the composition of the Bank’s loan portfolio, the primary risks inherent in the one- to four-family and consumer loan portfolios are the continued weakened economic conditions, continued high levels of unemployment or underemployment, and a continuing decline in residential real estate values.  Any one or a combination of these events may adversely affect borrowers’ ability to repay their loans, resulting in increased delinquencies, non-performing assets, loan losses, and future loan loss provisions.  Although the multi-family and commercial loan portfolio is subject to the same risk of continued weakened economic conditions, the primary risks for this portfolio includes the ability of the borrower to sustain sufficient cash flows from leases and to control expenses to satisfy their contractual debt payments, and/or the ability to utilize personal and/or business resources to pay their contractual debt payments if the cash flows are not sufficient.  Additionally, if the Bank were to repossess the secured collateral of a multi-family or commercial loan, the pool of potential buyers is limited more than that for a residential property.  Therefore, the Bank could hold the property for an extended period of time and/or potentially be forced to sell at a discounted price, resulting in additional losses.

Each quarter, a formula analysis is prepared which segregates the loan portfolio into categories based on certain risk characteristics.  The categories include the following: one- to four-family loans; multi-family and commercial loans; consumer home equity loans; and other consumer loans.  Home equity loans with the same underlying collateral as a one- to four-family loan are combined with the one- to four-family loan in the formula analysis model to calculate a combined LTV ratio.  Loans individually evaluated for loss are excluded from the formula analysis model.  The one- to four-family loan portfolio and related home equity loans are segregated into additional categories based on the following risk characteristics:  originated or bulk purchased; interest payments (fixed-rate, adjustable-rate, and interest-only); LTV ratios; borrower’s credit scores; and geographic location.  The categories were derived by management based on reviewing the historical performance of the one- to four-family loan portfolio and taking into consideration current economic conditions, such as trends in residential real estate values in certain areas of the U.S. and unemployment rates.  The geographic location category pertains primarily to certain states in which the Bank has experienced measurable loan losses.

Quantitative loss factors are applied to each loan category in the formula analysis model based on the historical loss experience for each respective loan category.  Each quarter, management reviews the historical loss time periods and utilizes the historical loss time periods believed to be the most reflective of the current economic conditions and recent charge-off experience for each respective loan category.

Qualitative loss factors are applied to each loan category in the formula analysis model.  The qualitative factors for the one- to four-family and consumer loan portfolios are:  unemployment rate trends; collateral value trends; credit score trends; and delinquent loan trends.  The qualitative factors for the multi-family and commercial loan portfolio are:  unemployment rate trends; credit score trends; delinquent loan trends and other factors related to the higher risk level for this category of loan.  As loans are classified or become delinquent, the qualitative loss factors increase.  Additionally, TDRs that have not been partially charged-off are included in a category within the formula analysis model with an overall higher qualitative loss factor than corresponding performing loans, for the life of the loan.  The qualitative factors were derived by management based on a review of the historical performance of the respective loan portfolios and consideration of current economic conditions and their likely impact to the loan portfolio.

Management utilizes the formula analysis, along with analyzing several other factors, when evaluating the adequacy of the ACL.  Such factors include the trend and composition of delinquent loans, results of foreclosed property and short sale transactions, the current status and trends of local and national economies, particularly levels of unemployment, trends and current conditions in the real estate and housing markets, and loan portfolio growth and concentrations. Since the Bank’s loan portfolio is primarily concentrated in one- to four-family real estate, management monitors residential real estate market value trends in the Bank’s local market areas and geographic sections of the U.S. by reference to various industry and market reports, economic releases and surveys, and management’s general and specific knowledge of the real estate markets in which the Bank lends, in order to determine what impact, if any, such trends may have on the level of ACL.  Reviewing these factors assists management in evaluating the overall credit quality of the loan portfolio and the reasonableness of the ACL on an ongoing basis, and whether changes need to be made to the Bank’s ACL methodology.  Management seeks to apply the ACL methodology in a consistent manner; however, the methodology can be modified in response to changing conditions.

Assessing the adequacy of the ACL is inherently subjective.  Actual results could differ from estimates as a result of changes in economic or market conditions.  Changes in estimates could result in a material change in the ACL.  In the opinion of management, the ACL, when taken as a whole, is adequate to absorb estimated losses inherent in the loan portfolio.  However, future adjustments may be necessary if loan portfolio performance or economic or market conditions differ substantially from the conditions that existed at the time of the initial determinations.

Bank-Owned Life Insurance

Bank-Owned Life Insurance - BOLI is an insurance investment designed to help offset costs associated with the Bank’s compensation and benefit programs.  In the event of the death of an insured individual, the Bank would receive a death benefit.  If the insured individual is employed by the Bank at the time of death, a death benefit will be paid to the insured individual’s designated beneficiary equal to the insured individual’s base compensation at the time BOLI was approved by the Bank’s Board of Directors.  If the individual is not employed by the Bank at the time of death, no death benefits will be paid to the insured individual’s designated beneficiary.

The cash surrender value of the policies is reported in BOLI in the consolidated balance sheets.  Changes in the cash surrender value are recorded in income from BOLI in the consolidated statements of income.

Capital Stock of Federal Home Loan Bank

Capital Stock of Federal Home Loan Bank - As a member of FHLB Topeka, the Bank is required to acquire and hold shares of FHLB stock.  The Bank’s holding requirement varies based on the Bank’s activities, primarily the Bank’s outstanding advances, with FHLB.  FHLB stock is carried at cost.  Management conducts a periodic review and evaluation of the Bank’s investment in FHLB stock to determine if any impairment exists.  Dividends received on FHLB stock are reflected as dividend income in the consolidated statements of income.

Premises and Equipment

Premises and Equipment - Land is carried at cost.  Buildings, leasehold improvements and furniture, fixtures and equipment are carried at cost less accumulated depreciation and leasehold amortization.  Buildings, furniture, fixtures and equipment are depreciated over their estimated useful lives using the straight-line method.  Buildings have an estimated useful life of 39 years. Structural components of the buildings have an estimated life of 15 years.  Furniture, fixtures and equipment have an estimated useful life of three to seven years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases, which is generally three to 15 years.  The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred.  Gains and losses on dispositions are recorded as other income or other expense as incurred.

Other Real Estate Owned

Other Real Estate Owned -  OREO primarily represents foreclosed assets held for sale.  OREO is reported at the lower of cost or estimated fair value less estimated selling costs (“realizable value.”)  At acquisition, write downs to realizable value are charged to the ACL.  After acquisition, any additional write downs are charged to operations in the period they are identified and are recorded in other expenses on the consolidated statements of income.  Costs and expenses related to major additions and improvements are capitalized while maintenance and repairs which do not improve or extend the lives of the respective assets are expensed.  Gains and losses on the sale of OREO are recognized upon disposition of the property and are recorded in other expenses in the consolidated statements of income.

Income Taxes

Income Taxes - The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.  The provision for deferred income taxes represents the change in deferred income tax assets and liabilities excluding the tax effects of the change in net unrealized gain (loss) on AFS securities and changes in the market value of restricted stock between the grant date and vesting date.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Certain tax benefits attributable to stock options and restricted stock are credited to additional paid-in capital.  A valuation allowance is recorded to reduce deferred income tax assets when there is uncertainty regarding the ability to realize their benefit.

Certain accounting literature prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an uncertain tax position taken, or expected to be taken, in a tax return.  Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Employee Stock Ownership Plan

Employee Stock Ownership Plan - The funds borrowed by the ESOP from the Company to purchase the Company’s common stock are being repaid from the Bank’s contributions and dividends paid on unallocated ESOP shares.  The shares pledged as collateral are reported as a reduction of stockholders’ equity at cost.  As ESOP shares are committed to be released from collateral each quarter, the Company records compensation expense based on the average market price of the Company’s stock during the quarter.  Additionally, the shares become outstanding for earnings per share (“EPS”) computations once they are committed to be released.

Stock-based Compensation

Stock-based Compensation - The Company has Stock Option and Restricted Stock Plans, both of which are considered share-based plans.  Compensation expense is recognized over the service period of the share-based payment award.  The Company utilizes a fair-value-based measurement method in accounting for the share-based payment transactions with employees, except for equity instruments held by the ESOP.  The Company applies the modified prospective method in which compensation cost is recognized over the service period for all awards granted.

Borrowed Funds

Borrowed Funds  - The Bank enters into sales of securities under agreements to repurchase with selected brokers (“repurchase agreements”).  These agreements are recorded as financing transactions as the Bank maintains effective control over the transferred securities.  The dollar amount of the securities underlying the agreements continues to be carried in the Bank’s securities portfolio. The obligations to repurchase the securities are reported as a liability in the consolidated balance sheet.  The securities underlying the agreements are delivered to the party with whom each transaction is executed.  They agree to resell to the Bank the same securities at the maturity of the agreement.    The Bank retains the right to substitute similar or like securities throughout the terms of the agreements.  The collateral is subject to valuation at current market levels and the Bank may ask for the return of excess collateral or be required to post additional collateral due to market value changes or as a result of principal payments received.

The Bank has obtained advances from FHLB.  FHLB advances are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with FHLB and all of the capital stock of FHLB owned by the Bank.  Per the FHLB lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets, as reported on the Bank’s Call Report to the OCC, without pre-approval from the FHLB president.

The Bank is authorized to borrow from the Federal Reserve Bank’s “discount window.”  The Bank had no outstanding Federal Reserve Bank borrowings at September 30, 2012 or 2011.

Comprehensive Income

Comprehensive Income  - Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes changes in unrealized gains and losses on securities AFS, net of tax.  Comprehensive income is presented in the consolidated statements of changes in stockholders’ equity.

Segment Information

Segment Information - As a community-oriented financial institution, substantially all of the Bank’s operations involve the delivery of loan and deposit products to customers.  Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute the Company’s only operating segment for financial reporting purposes.

Earnings Per Share

Earnings Per Share -  Basic EPS is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period.  Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock.  These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method.  Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.

In computing both basic and diluted EPS, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and restricted stock shares which have vested or have been allocated to participants.  ESOP and restricted stock shares that have not been committed to be released or have not vested are excluded from the computation of basic and diluted EPS.  Unvested restricted stock awards contain nonforfeitable rights to dividends and are treated as participating securities in the computation of EPS pursuant to the two-class method for fiscal year 2012.

Recent Accounting Pronouncements

Recent Accounting Pronouncements - In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-03, Reconsideration of Effective Control for Repurchase Agreements.  The primary objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  This ASU eliminates the requirement for entities to consider whether a transferor has the ability to repurchase the financial assets in a repurchase agreement, which may result in more repurchase agreements to be accounted for as secured borrowings rather than as a sale.  ASU 2011-03 was effective for the Company on January 1, 2012.  The Company accounts for its repurchase agreements as secured borrowings; therefore, the adoption of ASU 2011-03 did not have an impact on the Company’s financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.  This ASU is a result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRSs”).  This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP.  For many of the requirements of ASU 2011-04, the FASB did not intend for the ASU to result in a change in the application of the requirements in Topic 820. This ASU explains how to measure fair value, but does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting.  ASU 2011-04 was effective for the Company on January 1, 2012, and was applied prospectively.  The provisions of ASU 2011-04 applicable to the Company are disclosure related; therefore, the adoption of ASU 2011-04 did not have a material impact on the Company’s financial condition or results of operations.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which revises how entities present comprehensive income in their financial statements.  The ASU requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements.  In a continuous statement of comprehensive income, an entity would be required to present the components of the income statement as presented today, along with the components of other comprehensive income.  In the two-statement approach, an entity would be required to present a statement that is consistent with the income statement format used today, along with a second statement, which would immediately follow the income statement, that would include the components of other comprehensive income.  The ASU does not change the items that an entity must report in other comprehensive income.  ASU 2011-05 is effective October 1, 2012 for the Company, and should be applied retrospectively for all periods presented in the financial statements.  The Company intends to elect the two-statement approach upon adoption on October 1, 2012.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.  The ASU requires new disclosures regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make GAAP financial statements more comparable to those prepared under International Financial Reporting Standards.  The new disclosures entail presenting information about both gross and net exposures.  The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, which is October 1, 2013 for the Company, and interim periods therein; retrospective application is required.  The Company has not yet completed its evaluation of this standard; however, since the provisions of ASU 2011-11 are disclosure-related, the Company’s adoption of this ASU is not expected to have an impact on its financial condition or results of operations.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers certain provisions of ASU 2011-05, Presentation of Comprehensive Income.  One of ASU 2011-05’s provisions, which was deferred by ASU 2011-12, requires entities to present reclassification adjustments out of AOCI by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements).  The FASB is currently deliberating how to present reclassification adjustments and its goal is to give users of financial statements better information about the effect of such reclassification adjustments without imposing a significant burden on financial statement preparers.  The pending guidance focuses solely on new disclosures. Thus, it would not amend the current requirements for the reporting of net income or other comprehensive income in the financial statements.

Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share, Basic And Diluted

	2012	2011	2010
	(Dollars in thousands, except per share amounts)
Net income	$74,513	$38,403	$67,840
Income allocated to participating
securities (unvested restricted stock)	(69)	--	--
Net income available to common stockholders	74,444	38,403	67,840

Average common shares outstanding	157,704,473	162,432,315	165,689,601
Average committed ESOP shares outstanding	208,505	192,959	172,575
Total basic average common shares outstanding	157,912,978	162,625,274	165,862,176

Effect of dilutive restricted stock	--	2,747	6,492
Effect of dilutive stock options	3,422	4,644	30,777

Total diluted average common shares outstanding	157,916,400	162,632,665	165,899,445

Net EPS:
Basic	$0.47	$0.24	$0.41
Diluted	$0.47	$0.24	$0.41

Antidilutive stock options and restricted stock,
excluded from the diluted average common shares
outstanding calculation	1,308,925	898,415	642,777

Securities (Tables)	12 Months Ended
Sep. 30, 2012
Securities [Abstract]
Amortized Cost, Estimated Fair Value, And Gross Unrealized Gains And Losses Of AFS And HTM Securities

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$857,409	$4,317	$2	$861,724
Municipal bonds	2,435	81	--	2,516
Trust preferred securities	2,912	--	614	2,298
MBS	505,169	35,137	--	540,306
	1,367,925	39,535	616	1,406,844

HTM:
GSE debentures	49,977	247	--	50,224
Municipal bonds	45,334	1,822	--	47,156
MBS	1,792,636	79,883	--	1,872,519
	1,887,947	81,952	--	1,969,899
	$3,255,872	$121,487	$616	$3,376,743

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$746,545	$1,996	$233	$748,308
Municipal bonds	2,628	126	--	2,754
Trust preferred securities	3,681	--	740	2,941
MBS	690,675	41,764	3	732,436
	1,443,529	43,886	976	1,486,439

HTM:
GSE debentures	633,483	3,171	--	636,654
Municipal bonds	56,994	2,190	4	59,180
MBS	1,679,640	59,071	153	1,738,558
	2,370,117	64,432	157	2,434,392
	$3,813,646	$108,318	$1,133	$3,920,831

Schedule Of Estimated Fair Value And Gross Unrealized Losses Of Securities In Continuous Unrealized Loss Position

	September 30, 2012
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	2	$42,733	$2	--	$--	$--
Trust preferred securities	--	--	--	1	2,298	614
MBS	--	--	--	--	--	--
	2	$42,733	$2	1	$2,298	$614

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	--	--	--	--	--	--
MBS	--	--	--	--	--	--
	--	$--	$--	--	$--	$--

	September 30, 2011
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	7	$230,848	$233	--	$--	$--
Trust preferred securities	--	--	--	1	2,941	740
MBS	5	1,189	3	--	--	--
	12	$232,037	$236	1	$2,941	$740

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	2	615	4	--	--	--
MBS	1	25,142	153	--	--	--
	3	$25,757	$157	--	$--	$--

Schedule Of Contractual Maturities

	AFS		HTM		Total
		Estimated		Estimated		Estimated
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value	Cost	Value
	(Dollars in thousands)

One year or less	$60,075	$60,120	$5,456	$5,500	$65,531	$65,620
One year through five years	775,223	779,615	77,205	78,701	852,428	858,316
Five years through ten years	169,555	182,283	358,423	377,900	527,978	560,183
Ten years and thereafter	363,072	384,826	1,446,863	1,507,798	1,809,935	1,892,624
	$1,367,925	$1,406,844	$1,887,947	$1,969,899	$3,255,872	$3,376,743

Carrying Value Of Mortgage Backed Securities In Portfolio

	At September 30,
	2012	2011
	(Dollars in thousands)
FNMA	$1,324,293	$1,384,396
FHLMC	824,197	823,728
GNMA	183,778	202,340
Private Issuer	674	1,612
	$2,332,942	$2,412,076

Schedule Of Taxable And Non-taxable Components Of Interest Income

	For the Year Ended
	September 30,
	2012	2011	2010
	(Dollars in thousands)
Taxable	$14,309	$17,180	$13,547
Non-taxable	1,635	1,897	2,135
	$15,944	$19,077	$15,682

Schedule Of Amortized Cost And Estimated Fair Value Of Securities Pledged As Collateral

	September 30,
	2012		2011
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)

Repurchase agreements	$400,827	$427,864	$571,016	$597,286
Retail deposits	--	--	44,429	44,991
Public unit deposits	219,913	232,514	116,472	124,785
Federal Reserve Bank	49,472	52,122	26,666	27,939
	$670,212	$712,500	$758,583	$795,001

Loans Receivable And Allowance For Credit Losses (Tables)	12 Months Ended
Sep. 30, 2012
Loans Receivable And Allowance For Credit Losses [Abstract]
Summary Of Loans Receivable

	2012	2011
	(Dollars in thousands)
Real Estate Loans:
One- to four-family	$5,392,429	$4,918,778
Multi-family and commercial	48,623	57,965
Construction	52,254	47,368
Total real estate loans	5,493,306	5,024,111

Consumer Loans:
Home equity	149,321	164,541
Other	6,529	7,224
Total consumer loans	155,850	171,765

Total loans receivable	5,649,156	5,195,876

Less:
Undisbursed loan funds	22,874	22,531
ACL	11,100	15,465
Discounts/unearned loan fees	21,468	19,093
Premiums/deferred costs	(14,369)	(10,947)
	$5,608,083	$5,149,734

Recorded Investment Of Loans, Past Due

	September 30, 2012
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$14,902	$8,602	$23,504	$4,590,194	$4,613,698
One- to four-family loans - purchased	7,788	10,530	18,318	771,755	790,073
Multi-family and commercial loans	--	--	--	59,562	59,562
Consumer - home equity	521	369	890	148,431	149,321
Consumer - other	106	27	133	6,396	6,529
	$23,317	$19,528	$42,845	$5,576,338	$5,619,183

	September 30, 2011
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$19,682	$12,363	$32,045	$4,362,498	$4,394,543
One- to four-family loans - purchased	6,243	13,836	20,079	520,876	540,955
Multi-family and commercial loans	--	--	--	57,936	57,936
Consumer - home equity	759	380	1,139	163,402	164,541
Consumer - other	92	3	95	7,129	7,224
	$26,776	$26,582	$53,358	$5,111,841	$5,165,199

Recorded Investment of Classified Loans

	September 30,
	2012		2011
	Special Mention	Substandard	Special Mention	Substandard
	(Dollars in thousands)
One- to four-family - originated	$36,055	$23,153	$32,673	$18,419
One- to four-family - purchased	2,829	14,538	447	15,987
Multi-family and commercial	2,578	--	7,683	--
Consumer - home equity	413	815	50	592
Consumer - other	--	39	--	5
	$41,875	$38,545	$40,853	$35,003

Weighted Average Loan to Value and Credit Score Information

	September 30,
	2012		2011
	Weighted Average		Weighted Average
	Credit Score	LTV	Credit Score	LTV
One- to four-family - originated	763	65%	762	66%
One- to four-family - purchased	749	67	740	60
Consumer - home equity	747	19	742	20
	761	64%	759	64%

Troubled Debt Restructurings On Financing Receivables

	For the Year Ended September 30, 2012
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	232	$33,683	$33,815
One- to four-family loans - purchased	14	3,878	3,877
Multi-family and commercial loans	--	--	--
Consumer - home equity	23	466	475
Consumer - other	1	12	12
	270	$38,039	$38,179

	For the Year Ended September 30, 2011
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	158	$27,250	$26,936
One- to four-family loans - purchased	4	1,563	1,555
Multi-family and commercial loans	--	--	--
Consumer - home equity	5	224	227
Consumer - other	--	--	--
	167	$29,037	$28,718

Troubled Debt Restructurings on Financing Receivables That Subsequently Defaulted

For the Year Ended
	September 30, 2012		September 30, 2011
	Number		Number
	of	Recorded	of	Recorded
	Contracts	Investment	Contracts	Investment
(Dollars in thousands)
One- to four-family loans - originated	14	$2,340	13	$1,353
One- to four-family loans - purchased	--	--	--	--
Multi-family and commercial loans	--	--	--	--
Consumer - home equity	--	--	--	--
Consumer - other	--	--	--	--
	14	$2,340	13	$1,353

Impaired Loans By Class

September 30, 2012				Fiscal	Fiscal
				Year-to-Date	Year-to-Date
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	ACL	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$10,729	$10,765	$--	$41,396	$176
One- to four-family - purchased	15,340	15,216	--	12,296	126
Multi-family and commercial	--	--	--	223	--
Consumer - home equity	882	881	--	543	6
Consumer - other	27	27	--	11	--
	26,978	26,889	--	54,469	308
With an allowance recorded
One- to four-family - originated	41,125	41,293	268	10,886	1,330
One- to four-family - purchased	2,028	2,016	54	6,138	51
Multi-family and commercial	--	--	--	--	--
Consumer - home equity	307	307	52	226	4
Consumer - other	12	12	1	6	--
	43,472	43,628	375	17,256	1,385
Total
One- to four-family - originated	51,854	52,058	268	52,282	1,506
One- to four-family - purchased	17,368	17,232	54	18,434	177
Multi-family and commercial	--	--	--	223	--
Consumer - home equity	1,189	1,188	52	769	10
Consumer - other	39	39	1	17	--
	$70,450	$70,517	$375	$71,725	$1,693

September 30, 2011				Fiscal	Fiscal
				Year-to-Date	Year-to-Date
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	ACL	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$47,710	$47,845	$--	$41,401	$1,467
One- to four-family - purchased	6,075	6,056	--	7,381	58
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	468	468	--	672	14
Consumer - other	5	5	--	46	--
	54,821	54,939	--	50,078	1,575
With an allowance recorded
One- to four-family - originated	3,297	3,299	335	2,419	102
One- to four-family - purchased	13,640	13,546	3,280	14,576	156
Multi-family and commercial	--	--	--	--	--
Consumer - home equity	264	264	140	80	3
Consumer - other	--	--	--	--	--
	17,201	17,109	3,755	17,075	261
Total
One- to four-family - originated	51,007	51,144	335	43,820	1,569
One- to four-family - purchased	19,715	19,602	3,280	21,957	214
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	732	732	140	752	17
Consumer - other	5	5	--	46	--
	$72,022	$72,048	$3,755	$67,153	$1,836

Allowance For Credit Losses

September 30, 2012	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)

Beginning balance	$4,915	$9,901	$14,816	$254	$395	$15,465
Charge-offs	(892)	(5,186)	(6,078)	--	(357)	(6,435)
Recoveries	16	8	24	--	6	30
Provision for credit losses	2,035	(270)	1,765	(35)	310	2,040
Ending balance	$6,074	$4,453	$10,527	$219	$354	$11,100

Ratio of net charge-offs to average loans outstanding year-to-date						0.12%
Ratio of net charge-offs year-to-date to average non-performing assets						16.49%

ACL for loans collectively
evaluated for impairment	$6,074	$4,453	$10,527	$219	$354	$11,100

ACL for loans individually
evaluated for impairment	$--	$--	$--	$--	$--	$--

September 30, 2011	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)

Beginning balance	$3,813	$10,425	$14,238	$275	$379	$14,892
Charge-offs	(414)	(2,928)	(3,342)	--	(145)	(3,487)
Recoveries	--	--	--	--	--	--
Provision for credit losses	1,516	2,404	3,920	(21)	161	4,060
Ending balance	$4,915	$9,901	$14,816	$254	$395	$15,465

Ratio of net charge-offs to average loans outstanding year-to-date						0.07%
Ratio of net charge-offs year-to-date to average non-performing assets						8.75%

ACL for loans collectively
evaluated for impairment	$4,580	$6,621	$11,201	$254	$255	$11,710

ACL for loans individually
evaluated for impairment	$335	$3,280	$3,615	$--	$140	$3,755

Summary Of Loan Portfolio Segment Disaggregated By The Company's Impairment Method

	September 30, 2012
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment of loans
collectively evaluated for impairment	$4,602,969	$774,734	$5,377,703	$59,562	$154,940	$5,592,205

Recorded investment of loans
individually evaluated for impairment	10,729	15,339	26,068	--	910	26,978
	$4,613,698	$790,073	$5,403,771	$59,562	$155,850	$5,619,183

	September 30, 2011
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment of loans
collectively evaluated for impairment	$4,343,536	$521,240	$4,864,776	$57,373	$171,028	$5,093,177

Recorded investment of loans
individually evaluated for impairment	51,007	19,715	70,722	563	737	72,022
	$4,394,543	$540,955	$4,935,498	$57,936	$171,765	$5,165,199

Premises And Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2012
Premises And Equipment, Net [Abstract]
Summary Of The Carrying Value Of Banking Premises And Equipment

	2012	2011
	(Dollars in thousands)
Land	$9,337	$8,684
Building and improvements	63,684	53,822
Furniture, fixtures and equipment	41,304	38,069
	114,325	100,575
Less accumulated depreciation	56,559	52,152
	$57,766	$48,423

Schedule Of Future Minimum Rental Commitments

2013	$1,247
2014	1,116
2015	993
2016	906
2017	874
Thereafter	7,188
$12,324

Deposits (Tables)	12 Months Ended
Sep. 30, 2012
Deposits [Abstract]
Summary Of Deposits

	2012			2011
		Weighted			Weighted
		Average	% of		Average	% of
	Amount	Rate	Total	Amount	Rate	Total
	(Dollars in thousands)
Non-certificates:
Checking	$606,504	0.04%	13.3%	$551,632	0.08%	12.3%
Savings	260,933	0.11	5.8	253,184	0.41	5.6
Money market	1,110,962	0.25	24.4	1,066,065	0.35	23.7
Total non-certificates	1,978,399	0.17	43.5	1,870,881	0.28	41.6

Certificates of deposit:
0.00 – 0.99%	1,005,724	0.55	22.1	339,803	0.50	7.6
1.00 – 1.99%	800,745	1.44	17.6	1,106,957	1.27	24.6
2.00 – 2.99%	663,985	2.51	14.6	775,235	2.49	17.2
3.00 – 3.99%	95,765	3.21	2.1	371,682	3.42	8.3
4.00 – 4.99%	6,025	4.50	0.1	30,615	4.40	0.7
Total certificates of deposit	2,572,244	1.44	56.5	2,624,292	1.87	58.4
	$4,550,643	0.89%	100.0%	$4,495,173	1.21%	100.0%

Summary Of Certificates Of Deposit Maturity

		Weighted
		Average
	Amount	Rate
	(Dollars in thousands)
2013	$1,265,647	1.07%
2014	482,966	1.67
2015	532,738	1.95
2016	192,218	1.68
2017	96,794	1.76
Thereafter	1,881	2.64
	$2,572,244	1.44%

Summary Of Interest Expense On Deposits

	Year Ended September 30,
	2012	2011	2010
	(Dollars in thousands)
Checking	$421	$441	$622
Savings	408	1,225	1,323
Money market	3,457	5,307	6,522
Certificates	41,884	56,595	70,749
	$46,170	$63,568	$79,216

Borrowed Funds (Tables)	12 Months Ended
Sep. 30, 2012
Borrowed Funds [Abstract]
FHLB Advances

	2012	2011
	(Dollars in thousands)
Fixed-rate FHLB advances	$2,550,000	$2,400,000
Deferred prepayment penalty	(19,952)	(20,995)
Deferred gain on terminated interest rate swaps	274	457
	$2,530,322	$2,379,462

Weighted average contractual interest rate on FHLB advances	2.62%	3.37%
Weighted average effective interest rate on FHLB advances (1)	3.03%	3.71%

(1)The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.

Maturity Of Borrowed Funds

				Weighted	Weighted
	FHLB	Repurchase	Total	Average	Average
	Advances	Agreements	Borrowings	Contractual	Effective
	Amount	Amount	Amount	Rate	Rate
	(Dollars in thousands)
2013	$325,000	$145,000	$470,000	3.68%	4.06%
2014	450,000	100,000	550,000	3.33	3.95
2015	600,000	20,000	620,000	1.73	1.95
2016	575,000	--	575,000	2.29	2.91
2017	400,000	--	400,000	3.17	3.21
Thereafter	200,000	100,000	300,000	2.90	2.90
	$2,550,000	$365,000	$2,915,000	2.77%	3.13%

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Schedule Of Income Tax Expense

	2012	2011	2010
Current	(Dollars in thousands)
Federal	$32,353	$25,889	$31,252
State	3,044	2,707	2,807
	35,397	28,596	34,059
Deferred
Federal	5,638	(8,933)	3,209
State	451	(714)	257
	6,089	(9,647)	3,466
	$41,486	$18,949	$37,525

Differences Between Effective Rates And Statutory Federal Income Tax Rate Computed On Income Before Income Tax Expense

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Federal income tax expense
computed at statutory Federal rate	$40,600	35.0%	$20,073	35.0%	$36,878	35.0%
Increases (Decreases) in taxes resulting from:
State taxes, net of Federal tax effect	3,495	3.0	1,993	3.4	3,064	2.9
Net tax-exempt interest income	(513)	(0.4)	(577)	(1.0)	(624)	(0.6)
Change in cash surrender value of BOLI	(517)	(0.4)	(638)	(1.1)	(421)	(0.4)
Low income housing tax credits	(2,081)	(1.8)	(1,397)	(2.4)	(1,209)	(1.1)
Other	502	0.4	(505)	(0.9)	(163)	(0.2)
	$41,486	35.8%	$18,949	33.0%	$37,525	35.6%

Deferred Income Tax Expense (Benefit) Results From Temporary Differences In Recognition Of Revenue And Expenses For Tax

	2012	2011	2010
	(Dollars in thousands)
Foundation contribution	$5,422	$(12,824)	$--
Mortgage servicing rights	(521)	(885)	774
ACL	1,617	(197)	(1,771)
FHLB prepayment penalty	--	--	1,283
FHLB stock dividends	1,650	1,432	2,206
Other, net	(2,079)	2,827	974
	$6,089	$(9,647)	$3,466

Components Of Net Deferred Income Tax Liabilities

	2012	2011
	(Dollars in thousands)
Deferred income tax assets:
Foundation contribution	$7,402	$12,824
ACL	2,246	3,863
Salaries and employee benefits	1,612	1,219
ESOP compensation	949	836
Other	4,194	2,630
Gross deferred income tax assets	16,403	21,372

Valuation allowance	(1,926)	(2,060)
Gross deferred income tax asset, net of valuation allowance	14,477	19,312

Deferred income tax liabilities:
FHLB stock dividends	20,478	18,828
Unrealized gain on AFS securities	14,712	16,203
Other	4,329	4,728
Gross deferred income tax liabilities	39,519	39,759

Net deferred tax liabilities	$25,042	$20,447

Reconciliation Of Beginning And Ending Amounts Of Unrecognized Tax Benefits

	2012	2011	2010
	(Dollars in thousands)
Balance at beginning of year	$68	$114	$2,848
Additions for tax positions of prior years	5	3	28
Increases (Reductions) for tax positions of prior years	65	(49)	(195)
Lapse of statute of limitations	--	--	(2,567)
Balance at end of year	$138	$68	$114

Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2012
Employee Benefit Plans [Abstract]
Summary Of Shares Held In The ESOP Trust

	2012	2011
	(Dollars in thousands)
Allocated ESOP shares	4,723,590	4,393,908
Unreleased ESOP shares	5,012,336	5,564,328
Total ESOP shares	9,735,926	9,958,236

Fair value of unreleased ESOP shares	$59,948	$58,759

Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Stock-Based Compensation [Abstract]
Schedule Of Stock-Based Compensation Weighted Average Assumptions Used To Value Stock Option Grants

	September 30,
	2012	2011	2010
Risk-free interest rate	0.5%	1.3%	2.1%
Expected life (years)	4	5	4
Expected volatility	24%	25%	25%
Dividend yield	2.5%	8.1%	6.2%
Estimated forfeitures	4.5%	12.9%	3.3%

Summary Of Option Activity

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
	of Options	Price	of Options	Price	of Options	Price

Options outstanding
at beginning of year	906,964	$15.09	919,639	$15.08	841,991	$14.69
Granted	1,594,000	11.89	2,030	10.86	119,945	14.25
Forfeited	(16,966)	16.70	(10,180)	16.59	--	--
Expired	(3,390)	11.33	--	--	--	--
Exercised	(8,783)	4.07	(4,525)	8.23	(42,297)	4.96
Options outstanding
at end of year	2,471,825	$13.06	906,964	$15.09	919,639	$15.08

Summary Of Stock Options Outstanding And Exercisable

			Options Outstanding
				Weighted	Weighted
				Average	Average
			Number	Remaining	Exercise	Aggregate
Exercise			of Options	Contractual	Price per	Intrinsic
Price			Outstanding	Life (in years)	Share	Value
			(Dollars in thousands, except per share amounts)
$10.86	-	12.71	1,597,160	10.8	$11.89	$112
13.33	-	17.59	827,160	6.5	14.97	--
19.19			47,505	6.1	19.19	--
			2,471,825	9.3	$13.06	$112

			Options Exercisable
				Weighted	Weighted
				Average	Average
			Number	Remaining	Exercise	Aggregate
Exercise			of Options	Contractual	Price per	Intrinsic
Price			Exercisable	Life (in years)	Share	Value
			(Dollars in thousands, except per share amounts)
$10.86	-	12.71	32,342	5.9	$11.91	$2
13.33	-	17.59	772,958	6.3	14.99	--
19.19			38,004	6.1	19.19	--
			843,304	6.3	$15.06	$2

Summary Of Restricted Stock Activity

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Grant Date	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value	of Shares	Fair Value
Unvested restricted stock
at beginning of year	13,582	$14.90	23,762	$15.07	34,177	$15.17
Granted	515,325	11.89	--	--	11,317	14.42
Vested	(18,046)	13.17	(10,180)	15.30	(21,732)	14.88
Unvested restricted stock
at end of year	510,861	$11.93	13,582	$14.90	23,762	$15.07

Commitments And Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Commitments Outstanding To Originate, Refinance, Purchase And Participate In Loans

	2012	2011
	(Dollars in thousands)
Originate/refinance fixed-rate	$102,449	$89,059
Originate/refinance adjustable-rate	18,272	24,047
Purchase/participate fixed-rate	81,107	30,650
Purchase/participate adjustable-rate	31,315	26,556
	$233,143	$170,312

Regulatory Capital Requirements (Tables)	12 Months Ended
Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Summary Of Capital And Total Risk-Based Capital Ratios

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2012:
Tier 1 leverage ratio	$1,355,105	14.6%	$371,747	4.0%	$464,684	5.0%
Tier 1 risk-based capital	1,355,105	36.4	148,744	4.0	223,116	6.0
Total risk-based capital	1,366,205	36.7	297,489	8.0	371,861	10.0

As of September 30, 2011:
Tangible equity	$1,369,143	15.1%	$135,926	1.5%	N/A	N/A
Tier 1 (core) capital	1,369,143	15.1	362,469	4.0	$453,086	5.0%
Tier 1 (core) risk-based capital	1,369,143	37.9	N/A	N/A	216,551	6.0
Total risk-based capital	1,380,853	38.3	288,734	8.0	360,918	10.0

Reconciliation Of The Bank's Equity Under GAAP To Regulatory Capital Amounts

	2012	2011
	(Dollars in thousands)
Total Bank equity as reported under GAAP	$1,379,357	$1,395,708
Unrealized gains on AFS securities	(24,179)	(26,314)
Other	(73)	(251)
Total Tier 1 capital	1,355,105	1,369,143
ACL(1)	11,100	11,710
Total risk-based capital	$1,366,205	$1,380,853

(1)The September 30, 2011 ACL amount represents the general valuation allowances calculated using the formula analysis.  SVAs were netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value Assets Measured On A Recurring Basis

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3) (1)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$861,724	$--	$861,724	$--
Municipal bonds	2,516	--	2,516	--
Trust preferred securities	2,298	--	--	2,298
MBS	540,306	--	540,306	--
	$1,406,844	$--	$1,404,546	$2,298

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3) (2)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$748,308	$--	$748,308	$--
Municipal bonds	2,754	--	2,754	--
Trust preferred securities	2,941	--	--	2,941
MBS	732,436	--	732,436	--
	$1,486,439	$--	$1,483,498	$2,941

(1)The Company’s Level 3 AFS securities had no activity from September 30, 2011 to September 30, 2012, except for principal repayments of $996 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2012 were $78 thousand.

(2)The Company’s Level 3 AFS securities had no activity from September 30, 2010 to September 30, 2011, except for principal repayments of $87 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2011 were $115 thousand.

Schedule Of Fair Value Assets Measured On A Nonrecurring Basis

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$26,890	$--	$--	$26,890
OREO	8,047	--	--	8,047
	$34,937	$--	$--	$34,937

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$72,048	$--	$--	$72,048
OREO	11,321	--	--	11,321
	$83,369	$--	$--	$83,369

Schedule Of Carrying Amounts And Estimated Fair Values Of Financial Instruments

	2012		2011
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in thousands)
Assets:
Cash and cash equivalents	$141,705	$141,705	$121,070	$121,070
AFS securities	1,406,844	1,406,844	1,486,439	1,486,439
HTM securities	1,887,947	1,969,899	2,370,117	2,434,392
Loans receivable	5,608,083	5,978,872	5,149,734	5,475,150
BOLI	58,012	58,012	56,534	56,534
Capital stock of FHLB	132,971	132,971	126,877	126,877
Liabilities:
Deposits	4,550,643	4,607,732	4,495,173	4,553,516
FHLB Advances	2,530,322	2,701,142	2,379,462	2,569,958
Other borrowings	365,000	388,761	515,000	545,096

Selected Quarterly Financial Data (Tables)	12 Months Ended
Sep. 30, 2012
Selected Quarterly Financial Data [Abstract]
Summary Of Quarterly Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
	(Dollars and counts in thousands, except per share amounts)
2012
Total interest and dividend income	$84,827	$83,274	$80,645	$79,305	$328,051
Net interest and dividend income	45,374	47,466	46,188	45,853	184,881
Provision for credit losses	540	1,500	--	--	2,040
Net income	18,789	19,315	18,673	17,736	74,513
Basic earnings per share	0.12	0.12	0.12	0.11	0.47
Diluted earnings per share	0.12	0.12	0.12	0.11	0.47
Dividends declared per share	0.175	0.075	0.075	0.075	0.400
Average number of basic shares outstanding	161,923	161,722	156,962	151,077	157,913
Average number of diluted shares outstanding	161,931	161,728	156,966	151,079	157,916

2011
Total interest and dividend income	$87,247	$84,941	$88,083	$86,594	$346,865
Net interest and dividend income	40,005	40,556	44,308	43,865	168,734
Provision for credit losses	650	520	1,240	1,650	4,060
Net income (loss)	(11,258)	15,636	17,259	16,766	38,403
Basic earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Diluted earnings (loss) per share	(0.07)	0.10	0.10	0.10	0.24
Dividends declared per share	0.800	0.675	0.075	0.075	1.625
Average number of basic shares outstanding	165,541	161,500	161,642	161,784	162,625
Average number of diluted shares outstanding	165,541	161,507	161,648	161,791	162,633

Parent Company Financial Information (Parent Company Only) (Tables)	12 Months Ended
Sep. 30, 2012
Parent Company Financial Information (Parent Company Only) [Abstract]
Schedule Of Balance Sheets

BALANCE SHEETS
SEPTEMBER 30, 2012 and 2011
(Dollars in thousands, except share amounts)

	2012	2011
ASSETS
Cash and cash equivalents	$308,648	$113,101
Investment in the Bank	1,379,357	1,395,708
AFS securities, at fair value (amortized cost of $60,074 and $362,271)	60,120	362,875
Note receivable - ESOP	50,087	52,759
Other assets	84	75
Accrued interest	263	1,812
Income tax receivable	3,092	2,855
Deferred income tax assets	7,103	10,409
TOTAL ASSETS	$1,808,754	$1,939,594

LIABILITIES AND STOCKHOLDERS’ EQUITY

LIABILITIES:
Accounts payable and accrued expenses	$2,296	$65

STOCKHOLDERS’ EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized,
no shares issued or outstanding	--	--
Common stock, $.01 par value; 1,400,000,000 shares authorized,
155,379,739 and 167,498,133 shares issued and outstanding
as of September 30, 2012 and 2011, respectively	1,554	1,675
Additional paid-in capital	1,292,122	1,392,567
Unearned compensation - ESOP	(47,575)	(50,547)
Retained earnings	536,150	569,127
AOCI, net of tax	24,207	26,707
Total stockholders’ equity	1,806,458	1,939,529

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$1,808,754	$1,939,594

Schedule Of Statements Of Income

STATEMENTS OF INCOME
YEARS ENDED SEPTEMBER 30, 2012, 2011 and 2010
(Dollars in thousands)

	2012	2011	2010

INTEREST AND DIVIDEND INCOME:
Dividend income from the Bank	$88,871	$45,643	$84,869
Interest income from other investments	2,835	3,221	2,927
Interest income from securities	1,062	1,093	--
Total interest and dividend income	92,768	49,957	87,796

INTEREST EXPENSE	--	855	1,680

NET INTEREST AND DIVIDEND INCOME	92,768	49,102	86,116

OTHER INCOME	--	26	50

OTHER EXPENSES:
Contribution to Foundation	--	40,000	--
Salaries and employee benefits	838	856	929
Regulatory and outside services	276	337	493
Other, net	694	650	270
Total other expenses	1,808	41,843	1,692

INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY
IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED
EARNINGS OF SUBSIDIARY	90,960	7,285	84,474

INCOME TAX EXPENSE (BENEFIT)	731	(13,425)	(138)

INCOME BEFORE EQUITY IN (EXCESS OF DISTRIBUTION OVER)
UNDISTRIBUTED EARNINGS OF SUBSIDIARY	90,229	20,710	84,612

EQUITY IN (EXCESS OF DISTRIBUTION OVER)
UNDISTRIBUTED EARNINGS OF SUBSIDIARY	(15,716)	17,693	(16,772)

NET INCOME	$74,513	$38,403	$67,840

Schedule Of Statements Of Cash Flows

STATEMENTS OF CASH FLOWS
YEARS ENDED SEPTEMBER 30, 2012, 2011 and 2010
(Dollars in thousands)

	2012	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$74,513	$38,403	$67,840
Adjustments to reconcile net income to net cash provided by
operating activities:
Equity in excess of distribution over/(undistributed)
earnings of subsidiary	15,716	(17,693)	16,772
Amortization/accretion of premiums/discounts	2,196	3,529	--
Other, net	1,549	(1,812)	1
Provision for deferred income taxes	5,422	(10,409)	--
Changes in:
Other assets	(9)	1,547	--
Income taxes receivable/payable	(2,160)	(2,927)	24
Accounts payable and accrued expenses	33	(355)	3
Net cash flows provided by operating activities	97,260	10,283	84,640

CASH FLOWS FROM INVESTING ACTIVITIES:
Offering proceeds downstreamed to Bank	--	(567,422)	--
Purchase of AFS investment securities	--	(405,800)	--
Proceeds from maturities of AFS securities	300,000	40,000	--
Proceeds from maturities of Bank certificates	--	55,000	5,000
Purchase of Capitol Federal Financial, Inc. stock	--	--	(1)
Principal collected on notes receivable from ESOP	2,672	2,525	2,387
Net cash flows provided by/(used in) investing activities	302,672	(875,697)	7,386

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from stock offering (deferred offering costs)	--	1,094,101	(5,982)
Payment from subsidiary for purchase of common stock related to
restricted stock awards	6,128	--	162
Dividends paid	(63,768)	(150,110)	(48,400)
Repayment of other borrowings	--	(53,609)	--
Repurchase of common stock	(146,781)	--	(4,019)
Stock options exercised	36	35	210
Net cash flows (used in)/provided by financing activities	(204,385)	890,417	(58,029)

NET INCREASE IN CASH AND CASH EQUIVALENTS	195,547	25,003	33,997

CASH AND CASH EQUIVALENTS:
Beginning of year	113,101	88,098	54,101

End of year	$308,648	$113,101	$88,098

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments	$--	$1,274	$1,678

SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND
FINANCING ACTIVITIES:

Note to ESOP in exchange for common stock	$--	$47,260	$--

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Line Items]
Gross proceeds from offering		$ 1,180,000,000
Related offering expenses		46,700,000
Deferred offering costs			6,000,000
Common stock exchange ratio		226.37%
Contribution to Capitol Federal Foundation		40,000,000
Liquidation account balance	339,300,000
Interest-bearing deposits held at the Federal Reserve Bank	122,400,000	99,900,000
Average daily balance of required reserves at the Federal Reserve Bank	$ 9,200,000	$ 9,300,000
FHLB borrowings threshold percentage of regulatory assets	40.00%
Capitol Federal Savings Bank [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of the Bank's stock owned by the Company		100.00%
Traditional Banking Offices [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Stores	36
In-Store Banking Offices [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of Stores	10
Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	39 years
Structural Building Components [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	15 years
Maximum [Member] | Office Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	7 years
Maximum [Member] | Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	15 years
Minimum [Member] | Office Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Minimum [Member] | Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 17,736	$ 18,673	$ 19,315	$ 18,789	$ 16,766	$ 17,259	$ 15,636	$ (11,258)	$ 74,513	$ 38,403	$ 67,840
Income allocated to participating securities (unvested restricted stock)									(69)
Net income available to common stockholders									$ 74,444	$ 38,403	$ 67,840
Total basic average common shares outstanding	151,077,000	156,962,000	161,722,000	161,923,000	161,784,000	161,642,000	161,500,000	165,541,000	157,912,978	162,625,274	165,862,176
Total diluted average common shares outstanding	151,079,000	156,966,000	161,728,000	161,931,000	161,791,000	161,648,000	161,507,000	165,541,000	157,916,400	162,632,665	165,899,445
Basic	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.1	$ 0.1	$ 0.1	$ (0.07)	$ 0.47	$ 0.24	$ 0.41
Diluted	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.1	$ 0.1	$ 0.1	$ (0.07)	$ 0.47	$ 0.24	$ 0.41
Antidilutive stock options and restricted stock, excluded from the diluted average common shares outstanding calculation									1,308,925	898,415	642,777
Average Common Shares Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic average common shares outstanding									157,704,473	162,432,315	165,689,601
Average Committed ESOP Shares Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic average common shares outstanding									208,505	192,959	172,575
Effect Of Dilutive Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total diluted average common shares outstanding										2,747	6,492
Effect Of Dilutive Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total diluted average common shares outstanding									3,422	4,644	30,777

Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2012
Securities [Abstract]
Securities callable within one year amortized cost		$ 607
Mortgage-backed securities received in loan swap transaction, at amortized cost	192.7
Proceeds from sale of MBS	199.1
Gain on sale of MBS	$ 6.5

Securities (Amortized Cost, Estimated Fair Value, and Gross Unrealized Gains and Losses of AFS and HTM Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	$ 1,367,925	$ 1,443,529
Available-for-sale Securities, Gross Unrealized Gains	39,535	43,886
Available-for-sale Securities, Gross Unrealized Losses	616	976
Available-for-sale Securities, Estimated Fair Value	1,406,844	1,486,439
Held-to-maturity Securities, Amortized Cost	1,887,947	2,370,117
Held-to-maturity Securities, Unrealized Holding Gain	81,952	64,432
Held-to-maturity Securities, Unrealized Holding Loss		157
Held-to-maturity securities, Estimated Fair Value	1,969,899	2,434,392
Marketable Securities Amortized Cost	3,255,872	3,813,646
Marketable Securities Unrealized Gain	121,487	108,318
Marketable Securities Unrealized Loss	616	1,133
Marketable Securities, Estimated fair Value	3,376,743	3,920,831
GSE Debentures [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	857,409	746,545
Available-for-sale Securities, Gross Unrealized Gains	4,317	1,996
Available-for-sale Securities, Gross Unrealized Losses	2	233
Available-for-sale Securities, Estimated Fair Value	861,724	748,308
Held-to-maturity Securities, Amortized Cost	49,977	633,483
Held-to-maturity Securities, Unrealized Holding Gain	247	3,171
Held-to-maturity securities, Estimated Fair Value	50,224	636,654
Municipal Bonds [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	2,435	2,628
Available-for-sale Securities, Gross Unrealized Gains	81	126
Available-for-sale Securities, Estimated Fair Value	2,516	2,754
Held-to-maturity Securities, Amortized Cost	45,334	56,994
Held-to-maturity Securities, Unrealized Holding Gain	1,822	2,190
Held-to-maturity Securities, Unrealized Holding Loss		4
Held-to-maturity securities, Estimated Fair Value	47,156	59,180
Trust Preferred Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	2,912	3,681
Available-for-sale Securities, Gross Unrealized Losses	614	740
Available-for-sale Securities, Estimated Fair Value	2,298	2,941
MBS [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	505,169	690,675
Available-for-sale Securities, Gross Unrealized Gains	35,137	41,764
Available-for-sale Securities, Gross Unrealized Losses		3
Available-for-sale Securities, Estimated Fair Value	540,306	732,436
Held-to-maturity Securities, Amortized Cost	1,792,636	1,679,640
Held-to-maturity Securities, Unrealized Holding Gain	79,883	59,071
Held-to-maturity Securities, Unrealized Holding Loss		153
Held-to-maturity securities, Estimated Fair Value	$ 1,872,519	$ 1,738,558

Securities (Schedule Of Estimated Fair Value And Gross Unrealized Losses Of Securities In Continuous Unrealized Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 security	Sep. 30, 2011 security
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	2	12
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	$ 42,733	$ 232,037
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	2	236
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count	1	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value	2,298	2,941
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses	614	740
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count		3
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value		25,757
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses		157
Municipal Bonds [Member]
Schedule of Investments [Line Items]
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count		2
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value		615
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses		4
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count	1	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value	2,298	2,941
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses	614	740
GSE Debentures [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	2	7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	42,733	230,848
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	2	233
MBS [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count		5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value		1,189
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses		3
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count		1
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value		25,142
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses		$ 153

Securities (Schedule Of Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Securities [Abstract]
Available-for-sale Securities, One year or less, Amortized Cost	$ 60,075
Available-for-sale Securities, One year through five years, Amortized Cost	775,223
Available-for-sale Securities, Five years through ten years, Amortized Cost	169,555
Available-for-sale Securities, Ten years and thereafter, Amortized Cost	363,072
Available-for-sale Securities, Amortized Cost	1,367,925	1,443,529
Available-for-sale Securities, One year or less, Estimated Fair Value	60,120
Available-for-sale Securities, One year through five years, Estimated Fair Value	779,615
Available-for-sale Securities, Five years through ten years, Estimated Fair Value	182,283
Available-for-sale Securities, Ten years and thereafter, Estimated Fair Value	384,826
Available-for-sale Securities, Total	1,406,844	1,486,439
Held-to-maturity Securities, One year or less, Amortized Cost	5,456
Held-to-maturity Securities, One year through five years, Amortized Cost	77,205
Held-to-maturity Securities, Five years through ten years, Amortized Cost	358,423
Held-to-maturity Securities, Ten years and thereafter, Amortized Cost	1,446,863
Held-to-maturity Securities, Amortized Cost	1,887,947	2,370,117
Held-to-maturity Securities, One year or less, Estimated Fair Value	5,500
Held-to-maturity Securities, One year through five years, Estimated Fair Value	78,701
Held-to-maturity Securities, Five years through ten years, Estimated Fair Value	377,900
Held-to-maturity Securities, Ten years and thereafter, Estimated Fair Value	1,507,798
Held-to-maturity Securities, Total	1,969,899	2,434,392
Marketable Securities, One year or less, Amortized Cost	65,531
Marketable Securities, One year through five years, Amortized Cost	852,428
Marketable Securities, Five years through ten years, Amortized Cost	527,978
Marketable Securities, Ten years and thereafter, Amortized Cost	1,809,935
Marketable Securities Amortized Cost	3,255,872	3,813,646
Marketable Securities, One year or less, Estimated Fair Value	65,620
Marketable Securities, One year through five years, Estimated Fair Value	858,316
Marketable Securities, Five years through ten years, Estimated Fair Value	560,183
Marketable Securities, Ten years and thereafter, Estimated Fair Value	1,892,624
Marketable Securities, Estimated fair Value	$ 3,376,743	$ 3,920,831

Securities (Carrying Value of Mortgage Backed Securities in Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule of Investments [Line Items]
Mortgage Backed Securities	$ 2,332,942	$ 2,412,076
FNMA [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	1,324,293	1,384,396
FHLMC [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	824,197	823,728
GNMA [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	183,778	202,340
Private Issuer [Member]
Schedule of Investments [Line Items]
Mortgage Backed Securities	$ 674	$ 1,612

Securities (Schedule Of Taxable And Non-taxable Components Of Interest Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Securities [Abstract]
Taxable	$ 14,309	$ 17,180	$ 13,547
Non-taxable	1,635	1,897	2,135
Interest income on investment securities	$ 15,944	$ 19,077	$ 15,682

Securities (Schedule Of Amortized Cost And Estimated Fair Value Of Securities Pledged As Collateral) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Amortized Cost [Member]
Securities pledged as collateral	$ 670,212	$ 758,583
Estimated Fair Value [Member]
Securities pledged as collateral	712,500	795,001
Repurchase Agreements [Member] | Amortized Cost [Member]
Securities pledged as collateral	400,827	571,016
Repurchase Agreements [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	427,864	597,286
Retail Deposits [Member] | Amortized Cost [Member]
Securities pledged as collateral		44,429
Retail Deposits [Member] | Estimated Fair Value [Member]
Securities pledged as collateral		44,991
Public Unit Deposits [Member] | Amortized Cost [Member]
Securities pledged as collateral	219,913	116,472
Public Unit Deposits [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	232,514	124,785
Federal Reserve Bank [Member] | Amortized Cost [Member]
Securities pledged as collateral	49,472	26,666
Federal Reserve Bank [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	$ 52,122	$ 27,939

Loans Receivable And Allowance For Credit Losses (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of potential loan purchases reviewed for compliance with internal underwriting standards, minimum	25.00%
Loan-to-value ratio for securing multi-family and commercial real estate loans, maximum	80.00%
Performing regulatory nonaccrual TDRs	$ 11,200,000
Loans with unpaid principal amounts on nonaccrual status	31,800,000	26,500,000
ACL	11,100,000	15,465,000	14,892,000
Commercial real estate and business loans originated, participated and refinanced	14,000,000	892,000	13,100,000
Maximum disbursement of real estate loans to one borrower, as a percentage of unimpaired capital of the borrower	15.00%
Lower range for maximum disbursement or real estate loans to one borrower, amount	500,000
Maximum loan disbursement to Executive Officers as percentage of Stockholder's Equity	5.00%	5.00%
Net gain on sale of LHFS	248,000	298,000	1,800,000
Serviced loans for others, aggregated amount	349,700,000	526,300,000
Escrow balances on loans serviced for others	5,500,000	7,500,000
Regulatory Nonaccrual TDRs, Originated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Regulatory nonaccrual TDRs	10,000,000
Regulatory Nonaccrual TDRs, Purchased [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Regulatory nonaccrual TDRs	2,400,000
SVAs Charged-off in prior period due to loan charge-off policy change [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
ACL	$ 3,500,000

Loans Receivable And Allowance For Credit Losses (Summary Of Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Real Estate Loans:
One-to four-family	$ 5,392,429	$ 4,918,778
Multi-family and commercial	48,623	57,965
Construction	52,254	47,368
Total real estate loans	5,493,306	5,024,111
Consumer Loans:
Home equity	149,321	164,541
Other	6,529	7,224
Total consumer loans	155,850	171,765
Total loans receivable	5,649,156	5,195,876
Less:
Undisbursed loan funds	22,874	22,531
ACL	11,100	15,465
Discounts/unearned loan fees	21,468	19,093
Premiums/deferred costs	(14,369)	(10,947)
Loans and leases receivable, net	$ 5,608,083	$ 5,149,734

Loans Receivable And Allowance For Credit Losses (Recorded Investment Of Loans, Past Due) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	$ 23,317	$ 26,776
Financing receivable, 90 or More Days Delinquent	19,528	26,582
Financing receivable, Total Delinquent Loans	42,845	53,358
Financing receivable, Current Loans	5,576,338	5,111,841
Financing receivable, Total Recorded Investment	5,619,183	5,165,199
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	14,902	19,682
Financing receivable, 90 or More Days Delinquent	8,602	12,363
Financing receivable, Total Delinquent Loans	23,504	32,045
Financing receivable, Current Loans	4,590,194	4,362,498
Financing receivable, Total Recorded Investment	4,613,698	4,394,543
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	7,788	6,243
Financing receivable, 90 or More Days Delinquent	10,530	13,836
Financing receivable, Total Delinquent Loans	18,318	20,079
Financing receivable, Current Loans	771,755	520,876
Financing receivable, Total Recorded Investment	790,073	540,955
Multi-Family And Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, Current Loans	59,562	57,936
Financing receivable, Total Recorded Investment	59,562	57,936
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	521	759
Financing receivable, 90 or More Days Delinquent	369	380
Financing receivable, Total Delinquent Loans	890	1,139
Financing receivable, Current Loans	148,431	163,402
Financing receivable, Total Recorded Investment	149,321	164,541
Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, 30 to 89 Days Delinquent	106	92
Financing receivable, 90 or More Days Delinquent	27	3
Financing receivable, Total Delinquent Loans	133	95
Financing receivable, Current Loans	6,396	7,129
Financing receivable, Total Recorded Investment	$ 6,529	$ 7,224

Loans Receivable And Allowance For Credit Losses (Recorded Investment In Classified Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	$ 5,619,183	$ 5,165,199
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	41,875	40,853
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	38,545	35,003
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	4,613,698	4,394,543
One-To Four-Family Loans - Originated [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	36,055	32,673
One-To Four-Family Loans - Originated [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	23,153	18,419
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	790,073	540,955
One-To Four-Family Loans - Purchased [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	2,829	447
One-To Four-Family Loans - Purchased [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	14,538	15,987
Multi-Family And Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	59,562	57,936
Multi-Family And Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	2,578	7,683
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	149,321	164,541
Consumer - Home Equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	413	50
Consumer - Home Equity [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	815	592
Consumer - Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	6,529	7,224
Consumer - Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable, Total Recorded Investment	$ 39	$ 5

Loans Receivable And Allowance For Credit Losses (LTV And Credit Score Information For Originated And Purchased One-To Four-Family Loans And Originated Consumer Home Equity Loans) (Details)	Sep. 30, 2012 item	Sep. 30, 2011 item
Financing Receivable, Recorded Investment [Line Items]
Weighted average credit score	761	759
Weighted average LTV	64.00%	64.00%
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average credit score	763	762
Weighted average LTV	65.00%	66.00%
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average credit score	749	740
Weighted average LTV	67.00%	60.00%
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average credit score	747	742
Weighted average LTV	19.00%	20.00%

Loans Receivable And Allowance For Credit Losses (Troubled Debt Restructurings On Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 contract	Sep. 30, 2011 contract
Financing Receivable, Modifications [Line Items]
Number of Contracts	270	167
Pre-Restructured Outstanding	$ 38,039	$ 29,037
Post-Restructured Outstanding	38,179	28,718
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	232	158
Pre-Restructured Outstanding	33,683	27,250
Post-Restructured Outstanding	33,815	26,936
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	14	4
Pre-Restructured Outstanding	3,878	1,563
Post-Restructured Outstanding	3,877	1,555
Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Pre-Restructured Outstanding
Post-Restructured Outstanding
Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	23	5
Pre-Restructured Outstanding	466	224
Post-Restructured Outstanding	475	227
Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Restructured Outstanding	12
Post-Restructured Outstanding	$ 12

Loans Receivable And Allowance For Credit Losses (Troubled Debt Restructurings On Financing Receivables That Subsequently Defaulted) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 contract	Sep. 30, 2011 contract
Financing Receivable, Modifications [Line Items]
Number of Contracts	14	13
Recorded Investment	$ 2,340	$ 1,353
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	14	13
Recorded Investment	2,340	1,353
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Recorded Investment
Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Recorded Investment
Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Recorded Investment
Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts
Recorded Investment

Loans Receivable And Allowance For Credit Losses (Impaired Loans By Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	$ 26,978	$ 54,821
Recorded Investment, Allowance Recorded	43,472	17,201
Recorded Investment	70,450	72,022
Unpaid Principal Balance, No Related Allowance	26,889	54,939
Unpaid Principal Balance, Allowance Recorded	43,628	17,109
Unpaid Principal Balance	70,517	72,048
Related ACL	375	3,755
Average Recorded Investment, No Related Allowance	54,469	50,078
Average Recorded Investment, Allowance Recorded	17,256	17,075
Fiscal Year-to-Date Average Recorded Investment	71,725	67,153
Interest Income Recognized, No Related Allowance	308	1,575
Interest Income Recognized, Allowance Recorded	1,385	261
Fiscal Year-to-Date Interest Income Recognized	1,693	1,836
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	10,729	47,710
Recorded Investment, Allowance Recorded	41,125	3,297
Recorded Investment	51,854	51,007
Unpaid Principal Balance, No Related Allowance	10,765	47,845
Unpaid Principal Balance, Allowance Recorded	41,293	3,299
Unpaid Principal Balance	52,058	51,144
Related ACL	268	335
Average Recorded Investment, No Related Allowance	41,396	41,401
Average Recorded Investment, Allowance Recorded	10,886	2,419
Fiscal Year-to-Date Average Recorded Investment	52,282	43,820
Interest Income Recognized, No Related Allowance	176	1,467
Interest Income Recognized, Allowance Recorded	1,330	102
Fiscal Year-to-Date Interest Income Recognized	1,506	1,569
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	15,340	6,075
Recorded Investment, Allowance Recorded	2,028	13,640
Recorded Investment	17,368	19,715
Unpaid Principal Balance, No Related Allowance	15,216	6,056
Unpaid Principal Balance, Allowance Recorded	2,016	13,546
Unpaid Principal Balance	17,232	19,602
Related ACL	54	3,280
Average Recorded Investment, No Related Allowance	12,296	7,381
Average Recorded Investment, Allowance Recorded	6,138	14,576
Fiscal Year-to-Date Average Recorded Investment	18,434	21,957
Interest Income Recognized, No Related Allowance	126	58
Interest Income Recognized, Allowance Recorded	51	156
Fiscal Year-to-Date Interest Income Recognized	177	214
Multi-Family And Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance		563
Recorded Investment, Allowance Recorded
Recorded Investment		563
Unpaid Principal Balance, No Related Allowance		565
Unpaid Principal Balance, Allowance Recorded
Unpaid Principal Balance		565
Related ACL
Average Recorded Investment, No Related Allowance	223	578
Average Recorded Investment, Allowance Recorded
Fiscal Year-to-Date Average Recorded Investment	223	578
Interest Income Recognized, No Related Allowance		36
Interest Income Recognized, Allowance Recorded
Fiscal Year-to-Date Interest Income Recognized		36
Consumer - Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	882	468
Recorded Investment, Allowance Recorded	307	264
Recorded Investment	1,189	732
Unpaid Principal Balance, No Related Allowance	881	468
Unpaid Principal Balance, Allowance Recorded	307	264
Unpaid Principal Balance	1,188	732
Related ACL	52	140
Average Recorded Investment, No Related Allowance	543	672
Average Recorded Investment, Allowance Recorded	226	80
Fiscal Year-to-Date Average Recorded Investment	769	752
Interest Income Recognized, No Related Allowance	6	14
Interest Income Recognized, Allowance Recorded	4	3
Fiscal Year-to-Date Interest Income Recognized	10	17
Consumer - Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, No Related Allowance	27	5
Recorded Investment, Allowance Recorded	12
Recorded Investment	39	5
Unpaid Principal Balance, No Related Allowance	27	5
Unpaid Principal Balance, Allowance Recorded	12
Unpaid Principal Balance	39	5
Related ACL	1
Average Recorded Investment, No Related Allowance	11	46
Average Recorded Investment, Allowance Recorded	6
Fiscal Year-to-Date Average Recorded Investment	17	46
Interest Income Recognized, No Related Allowance
Interest Income Recognized, Allowance Recorded
Fiscal Year-to-Date Interest Income Recognized

Loans Receivable And Allowance For Credit Losses (Allowance For Credit Losses) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 15,465,000	$ 14,892,000
Charge-offs	(6,435,000)	(3,487,000)
Recoveries	30,000
Provisions for credit losses	2,040,000	4,060,000
Ending Balance	11,100,000	15,465,000
Ratio of net charge-offs to average loans outstanding during the period	0.12%	0.07%
Ratio of net charge-offs during the period to average non-performing assets	16.49%	8.75%
ACL for loans collectively evaulated for impairment	11,100,000	11,710,000
ACL for loans individually evaulated for impairment	0	3,755,000
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	4,915,000	3,813,000
Charge-offs	(892,000)	(414,000)
Recoveries	16,000
Provisions for credit losses	2,035,000	1,516,000
Ending Balance	6,074,000	4,915,000
ACL for loans collectively evaulated for impairment	6,074,000	4,580,000
ACL for loans individually evaulated for impairment		335,000
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	9,901,000	10,425,000
Charge-offs	(5,186,000)	(2,928,000)
Recoveries	8,000
Provisions for credit losses	(270,000)	2,404,000
Ending Balance	4,453,000	9,901,000
ACL for loans collectively evaulated for impairment	4,453,000	6,621,000
ACL for loans individually evaulated for impairment		3,280,000
One-To Four-Family Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	14,816,000	14,238,000
Charge-offs	(6,078,000)	(3,342,000)
Recoveries	24,000
Provisions for credit losses	1,765,000	3,920,000
Ending Balance	10,527,000	14,816,000
ACL for loans collectively evaulated for impairment	10,527,000	11,201,000
ACL for loans individually evaulated for impairment		3,615,000
Multi-Family And Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	254,000	275,000
Recoveries
Provisions for credit losses	(35,000)	(21,000)
Ending Balance	219,000	254,000
ACL for loans collectively evaulated for impairment	219,000	254,000
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	395,000	379,000
Charge-offs	(357,000)	(145,000)
Recoveries	6,000
Provisions for credit losses	310,000	161,000
Ending Balance	354,000	395,000
ACL for loans collectively evaulated for impairment	354,000	255,000
ACL for loans individually evaulated for impairment		$ 140,000

Loans Receivable And Allowance For Credit Losses (Summary Of Loan Portfolio Segment Disaggregated By The Company's Impairment Method) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	$ 5,592,205	$ 5,093,177
Recorded investment of loans individually evaluated for impairment	26,978	72,022
Recorded Investment Financing Receivable	5,619,183	5,165,199
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	4,602,969	4,343,536
Recorded investment of loans individually evaluated for impairment	10,729	51,007
Recorded Investment Financing Receivable	4,613,698	4,394,543
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	774,734	521,240
Recorded investment of loans individually evaluated for impairment	15,339	19,715
Recorded Investment Financing Receivable	790,073	540,955
One-To Four-Family Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	5,377,703	4,864,776
Recorded investment of loans individually evaluated for impairment	26,068	70,722
Recorded Investment Financing Receivable	5,403,771	4,935,498
Multi-Family And Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	59,562	57,373
Recorded investment of loans individually evaluated for impairment		563
Recorded Investment Financing Receivable	59,562	57,936
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment of loans collectively evaluated for impairment	154,940	171,028
Recorded investment of loans individually evaluated for impairment	910	737
Recorded Investment Financing Receivable	$ 155,850	$ 171,765

Premises And Equipment, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Premises And Equipment, Net [Abstract]
Depreciation and amortization expense	$ 5	$ 4.4	$ 4.6
Rental expense	$ 1.3	$ 1.3	$ 1.2

Premises And Equipment, Net (Summary Of The Carrying Value Of Banking Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Premises And Equipment, Net [Abstract]
Land	$ 9,337	$ 8,684
Building and Improvements	63,684	53,822
Furniture, fixtures and equipment	41,304	38,069
Premises and equipment, gross	114,325	100,575
Less accumulated depreciation	56,559	52,152
Premises and equipment, net	$ 57,766	$ 48,423

Premises And Equipment, Net (Schedule Of Future Minimum Rental Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Premises And Equipment, Net [Abstract]
Due in 2013	$ 1,247
Due in 2014	1,116
Due in 2015	993
Due in 2016	906
Due in 2017	874
Due Thereafter	7,188
Total Future Minimum Payments Due	$ 12,324

Deposits (Narrative) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
Noninterest-bearing deposits	$ 132,500,000	$ 97,600,000
Time deposits, $100,000 or more	865,400,000	882,800,000
Deposits reclassified as loans receivable	$ 123,000	$ 124,000

Deposits (Summary Of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deposits [Line Items]
Checking, Amount	$ 606,504	$ 551,632
Savings, Amount	260,933	253,184
Money market, Amount	1,110,962	1,066,065
Total non-certificates, Amount	1,978,399	1,870,881
Checking, Weighted Average Rate	0.04%	0.08%
Savings, Weighted Average Rate	0.11%	0.41%
Money market, Weighted Average Rate	0.25%	0.35%
Total non-certificates, Weighted Average Rate	0.17%	0.28%
Checking, % of Total	13.30%	12.30%
Savings, % of Total	5.80%	5.60%
Money market, % of Total	24.40%	23.70%
Total non-certificates, % of Total	43.50%	41.60%
Certificates of deposit, Amount	2,572,244	2,624,292
Certificates of deposit, Weighted Average Rate	1.44%	1.87%
Certificates of deposit, % of Total	56.50%	58.40%
Deposits, Total	4,550,643	4,495,173
Deposits, Weighted Average Rate	0.89%	1.21%
Deposits, % of Total	100.00%	100.00%
Certificates Of Deposit: 0.00 - 0.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	1,005,724	339,803
Certificates of deposit, Weighted Average Rate	0.55%	0.50%
Certificates of deposit, % of Total	22.10%	7.60%
Certificates Of Deposit: 1.00 - 1.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	800,745	1,106,957
Certificates of deposit, Weighted Average Rate	1.44%	1.27%
Certificates of deposit, % of Total	17.60%	24.60%
Certificates Of Deposit: 2.00 - 2.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	663,985	775,235
Certificates of deposit, Weighted Average Rate	2.51%	2.49%
Certificates of deposit, % of Total	14.60%	17.20%
Certificates Of Deposit: 3.00 - 3.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	95,765	371,682
Certificates of deposit, Weighted Average Rate	3.21%	3.42%
Certificates of deposit, % of Total	2.10%	8.30%
Certificates Of Deposit: 4.00 - 4.99% [Member]
Deposits [Line Items]
Certificates of deposit, Amount	$ 6,025	$ 30,615
Certificates of deposit, Weighted Average Rate	4.50%	4.40%
Certificates of deposit, % of Total	0.10%	0.70%

Deposits (Summary Of Certificate Of Deposit Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
2013, Amount	$ 1,265,647
2014, Amount	482,966
2015, Amount	532,738
2016, Amount	192,218
2017, Amount	96,794
Thereafter, Amount	1,881
Certificates of deposit, Amount	$ 2,572,244	$ 2,624,292
2013, Weighted Average Rate	1.07%
2014, Weighted Average Rate	1.67%
2015, Weighted Average Rate	1.95%
2016, Weighted Average Rate	1.68%
2017, Weighted Average Rate	1.76%
Thereafter, Weighted Average Rate	2.64%
Certificates of deposit, Weighted Average Rate	1.44%	1.87%

Deposits (Summary Of Interest Expense On Deposits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Deposits [Abstract]
Interest Expense, Checking	$ 421	$ 441	$ 622
Interest Expense, Savings	408	1,225	1,323
Interest Expense, Money Market	3,457	5,307	6,522
Interest Expense, Certificates	41,884	56,595	70,749
Interest Expense, Deposits, Total	$ 46,170	$ 63,568	$ 79,216

Borrowed Funds (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Prepayment of FHLB Advances [Member]	Sep. 30, 2010 Prepayment of FHLB Advances [Member]	Sep. 30, 2012 New Borrowings [Member]	Sep. 30, 2010 New Borrowings [Member]	Sep. 30, 2012 2013 [Member]	Sep. 30, 2012 Forecast, First Quarter Next Year [Member]	Sep. 30, 2012 Forecast, Second Quarter Next Year [Member]	Sep. 30, 2012 Forecast, Third Quarter Next Year [Member]	Sep. 30, 2012 Forecast, Fourth Quarter Next Year [Member]
Prepayment of fixed-rate FHLB advances				$ 200,000,000	$ 200,000,000
New fixed-rate FHLB advances						200,000,000	200,000,000
Weighted average interest rate of FHLB advances				3.88%	4.63%	0.86%	3.17%
Weighted average remaining term to maturity in months				15 months	1 month	46 months	84 months
FHLB advance prepayment penalty	19,952,000	20,995,000		7,900,000	875,000
Basis point impact of FHLB prepayment penalty				108	7
Effective rate of borrowings						1.94%
Percentage change in present value of cash flows due to debt restructuring, maximum	10.00%		10.00%
FHLB borrowings threshold percentage of regulatory assets	40.00%
FHLB percentage of regulatory assets	27.00%
Expiration date for FHLB line of credit	Nov 23, 2012
FHLB line of credit borrowings outstanding	0
Repurchase agreements amount	365,000,000	515,000,000						145,000,000
Weighted average contractual rate of repurchase agreements	3.83%	4.00%
MBS pledged as collateral for repurchase agreements, estimated fair value	427,900,000
Federal Home Loan Bank, Advances, Maturities Summary	2,550,000,000	2,400,000,000						325,000,000
FHLB advances due in next fiscal year	2,550,000,000	2,400,000,000						325,000,000
FHLB advances due in next fiscal year by quarter									100,000,000		225,000,000
Repurchase agreements due in next fiscal year	365,000,000	515,000,000						145,000,000
Repurchase agreements due in next fiscal year by quarter										$ 50,000,000	$ 25,000,000	$ 70,000,000

Borrowed Funds (FHLB Advances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Borrowed Funds [Abstract]
Fixed-rate FHLB advances	$ 2,550,000		$ 2,400,000
Deferred prepayment penalty	(19,952)		(20,995)
Deferred gain on terminated interest rate swaps	274		457
Advances from Federal Home Loan Banks	$ 2,530,322		$ 2,379,462
Weighted average contractual interest rate on FHLB advances	2.62%		3.37%
Weighted average effective rate FHLB advances	3.03%	[1]	3.71%	[1]

[1]	The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.

Borrowed Funds (Maturity Of Borrowed Funds) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Federal Home Loan Bank, Advances, Maturities Summary	$ 2,550,000	$ 2,400,000
Repurchase agreements amount	365,000	515,000
Total Borrowings Amount	2,915,000
Weighted Average Contractual Rate	2.77%
Weighted Average Effective Rate	3.13%
2013 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	325,000
Repurchase agreements amount	145,000
Total Borrowings Amount	470,000
Weighted Average Contractual Rate	3.68%
Weighted Average Effective Rate	4.06%
2014 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	450,000
Repurchase agreements amount	100,000
Total Borrowings Amount	550,000
Weighted Average Contractual Rate	3.33%
Weighted Average Effective Rate	3.95%
2015 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	600,000
Repurchase agreements amount	20,000
Total Borrowings Amount	620,000
Weighted Average Contractual Rate	1.73%
Weighted Average Effective Rate	1.95%
2016 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	575,000
Total Borrowings Amount	575,000
Weighted Average Contractual Rate	2.29%
Weighted Average Effective Rate	2.91%
2017 [Member]
Federal Home Loan Bank, Advances, Maturities Summary	400,000
Total Borrowings Amount	400,000
Weighted Average Contractual Rate	3.17%
Weighted Average Effective Rate	3.21%
Thereafter [Member]
Federal Home Loan Bank, Advances, Maturities Summary	200,000
Repurchase agreements amount	100,000
Total Borrowings Amount	$ 300,000
Weighted Average Contractual Rate	2.90%
Weighted Average Effective Rate	2.90%

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income tax expense effective rates	35.80%	33.00%	35.60%
Valuation allowance	$ 1,926	$ 2,060
Unrecognized tax benefits that would impact effective tax rate	25	20	10
Accrued penalties and interest	25	20	17
Estimated penalties and interest	3	2
Net reversal of penalties and interest expense due to the lapse of statute of limitations			463
Unrecognized Tax Benefits, Changes Resulting from Lapse of Applicable Statute of Limitations			(2,567)
Forecast [Member]
Unrecognized Tax Benefits, Changes Resulting from Lapse of Applicable Statute of Limitations	$ (10)

Income Taxes (Schedule Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Current, Federal	$ 32,353	$ 25,889	$ 31,252
Current, State	3,044	2,707	2,807
Current income tax expense	35,397	28,596	34,059
Deferred, Federal	5,638	(8,933)	3,209
Deferred, State	451	(714)	257
Deferred income tax expense (benefit)	6,089	(9,647)	3,466
Income tax expense	$ 41,486	$ 18,949	$ 37,525

Income Taxes (Differences Between Effective Rates And Statutory Federal Income Tax Rate Computed On Income Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Federal income tax expense computed at statutory Federal rate, Amount	$ 40,600	$ 20,073	$ 36,878
Federal income tax expense computed at statutory Federal rate, Percentage	35.00%	35.00%	35.00%
Increases (Decreases) In Taxes Resulting From:
State taxes, net of Federal tax effect, Amount	3,495	(1,993)	3,064
State taxes, net of Federal tax effect, Percentage	3.00%	3.40%	2.90%
Net tax-exempt interest income, Amount	(513)	(577)	(624)
Net tax-exempt interest income, Percentage	(0.40%)	(1.00%)	(0.60%)
Change in cash surrender value of BOLI, Amount	(517)	(638)	(421)
Change in cash surrender value of BOLI, Percentage	(0.40%)	(1.10%)	(0.40%)
Low income housing tax credits, Amount	(2,081)	(1,397)	(1,209)
Low income housing tax credits, Percentage	(1.80%)	(2.40%)	(1.10%)
Other, Amount	502	(505)	(163)
Other, Percentage	0.40%	(0.90%)	(0.20%)
Income tax expense	$ 41,486	$ 18,949	$ 37,525
Income tax expense, Percentage	35.80%	33.00%	35.60%

Income Taxes (Deferred Income Tax Expense Results From Temporary Differences In Recognition Of Revenue And Expenses For Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Foundation contribution	$ 5,422	$ (12,824)
Mortgage servicing rights	(521)	(885)	774
ACL	1,617	(197)	(1,771)
FHLB prepayment penalty			1,283
FHLB stock dividends	1,650	1,432	2,206
Other, net	(2,079)	2,827	974
Deferred income tax expense (benefit)	$ 6,089	$ (9,647)	$ 3,466

Income Taxes (Components Of Net Deferred Income Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deferred income tax assets:
Foundation contribution	$ 7,402	$ 12,824
ACL	2,246	3,863
Salaries and employee benefits	1,612	1,219
ESOP compensation	949	836
Other	4,194	2,630
Gross deferred income tax assets	16,403	21,372
Valuation allowance	(1,926)	(2,060)
Gross deferred income tax asset, net of valuation allowance	14,477	19,312
Deferred income tax liabilities:
FHLB stock dividends	20,478	18,828
Unrealized gain on AFS securities	14,712	16,203
Other	4,329	4,728
Gross deferred income tax liabilities	39,519	39,759
Net deferred tax liabilities	$ 25,042	$ 20,447

Income Taxes (Reconciliation Of Beginning And Ending Amounts Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Balance at beginning of year	$ 68	$ 114	$ 2,848
Additions for tax positions of prior years	5	3	28
Increases (Reductions) for tax positions of prior years	65	(49)	(195)
Lapse of statute of limitations			(2,567)
Balance at end of year	$ 138	$ 68	$ 114

Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Types of discretionary contributions provided under profit sharing plan	2
Number of shares acquired by ESOP post corporate reorganization	6,846,728
Shares Held In Employee Stock Ownership Plan, Allocated	551,991
ESOP employer cash payments used for debt service	$ 2,600,000	$ 1,400,000	$ 1,100,000
Compensation expense related to the ESOP	6,406,000	6,022,000	6,481,000
Compensation expense related to the ESOP including dividends	6,700,000	8,700,000
Portion of compensation expense related to the ESOP attributable to changes in Company stock price	3,400,000	3,300,000	4,500,000
Dividends on unallocated ESOP shares in excess of debt service payments	325,000	2,700,000	0
Minimum [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Period of service required for plan eligibility	1 year
Employee age required for plan eligibility, years	21
Number of hours required for plan eligibility	1,000
Percentage of ESOP shares participant may diversify once age requirement is met	25.00%
Required age of participant in order to diversify ESOP shares, years	50
IPO [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number shares acquired by ESOP trust	3,024,574
Fixed interest rate on ESOP loan	5.80%
Number of payments remaining on ESOP loan	1
Principal and interest amount due annually on ESOP loan	3,000,000	3,000,000	3,000,000
ESOP principal payment amount	2,700,000	2,500,000	2,400,000
ESOP interest payment amount	319,000	465,000	604,000
Corporate Reorganization [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number shares acquired by ESOP trust	4,726,000
Fixed interest rate on ESOP loan	3.25%
ESOP interest payment amount	1,500,000
Term of ESOP loan, years	30
Number of interest-only payments initially required for ESOP loan	3
ESOP loan maturity date	Sep 30, 2040
Profit Sharing Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of employee matching contribution under profit sharing plan	50.00%
Total Bank contributions	105,000	105,000	101,000
Discretionary Contribution Type II [Member] | Minimum [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of contribution under profit sharing plan	0.00%
Discretionary Contribution Type I [Member] | Minimum [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of contribution under profit sharing plan	0.00%
Forecast [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares Held In Employee Stock Ownership Plan, Committed-to-be-Released	551,990
Forecast [Member] | Corporate Reorganization [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Principal and interest amount due annually on ESOP loan	2,700,000
ESOP interest payment amount	$ 1,500,000

Employee Benefit Plans (Summary Of Shares Held In The ESOP Trust) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Employee Benefit Plans [Abstract]
Allocated ESOP shares	4,723,590	4,393,908
Unreleased ESOP shares	5,012,336	5,564,328
Total ESOP shares	9,735,926	9,958,236
Fair value of unreleased ESOP shares	$ 59,948	$ 58,759

Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option price percentage of fair market value of shares on the date of grant, minimum	100.00%
Weighted average grant-date fair value of stock options granted	$ 1.59	$ 0.78	$ 1.52
Compensation expense	$ 369,000	$ 131,000	$ 214,000
Compensation expense, net of tax	320,000	122,000	189,000
Total pretax intrinsic value of stock options exercised	68,000	19,000	361,000
Tax benefit from stock options exercised	25,000	7,000	89,000
Fair value of stock options vested during the period	141,000	150,000	264,000
Stock market price per share	$ 11.96
Number of in-the-money options exercisable	31,212
Unrecognized total future compensation cost	2,200,000
Unrecognized total future compensation cost weighted average recognition period	3 years 6 months
Stock Option Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options	3 years
Stock Option Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options	5 years
Stock Option Plans [Member] | 2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance	8,558,411
Number of shares available for future grants	2,867,859
Stock Option Plans [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period of vested options after termination for reasons other than death, disability or for cause	3 months
Shares of common stock reserved for future issuance	5,907,500
Number of shares available for future grants	4,313,500
Stock Option Plans [Member] | 2012 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period of vested options after termination as a result of death or disability	1 year
Restricted Stock Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	827,000	131,000	238,000
Compensation expense, net of tax	531,000	88,000	153,000
Fair value of restricted stock vested during the period	212,000	120,000	324,000
Unrecognized total future compensation cost	$ 5,400,000
Unrecognized total future compensation cost weighted average recognition period	3 years 7 months 6 days
Estimated forfeiture rate for restricted stock granted	0.88%	0.00%	0.00%
Restricted Stock Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of restricted stock	3 years
Restricted Stock Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of restricted stock	5 years
Restricted Stock Plans [Member] | 2000 Recognition And Retention Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance	3,423,364
Number of shares available for future grants	358,767
Restricted Stock Plans [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance	2,363,000
Number of shares available for future grants	1,847,675
Greater Than 10% Outstanding Common Stock Ownership [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option price percentage of fair market value of shares on the date of grant, minimum	110.00%
Outstanding common stock ownership percentage limitation	10.00%
Greater Than 10% Outstanding Common Stock Ownership [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options	5 years
Incentive Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options	10 years
Nonqualified Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options	15 years

Stock-Based Compensation (Schedule Of Stock-Based Compensation Weighted Average Assumptions Used To Value Stock Option Grants) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock-Based Compensation [Abstract]
Risk-free interest rate	0.50%	1.30%	2.10%
Expected life (years)	4 years	5 years	4 years
Expected volatility	24.00%	25.00%	25.00%
Dividend yield	2.50%	8.10%	6.20%
Estimated forfeitures	4.50%	12.90%	3.30%

Stock-Based Compensation (Summary Of Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock-Based Compensation [Abstract]
Options outstanding at beginning of year, Number of Options	906,964	919,639	841,991
Granted, Number of Options	1,594,000	2,030	119,945
Forfeited, Number of Options	(16,966)	(10,180)
Expired, Number of Options	(3,390)
Exercised, Number of Options	(8,783)	(4,525)	(42,297)
Options outstanding at end of year, Number of Options	2,471,825	906,964	919,639
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 15.09	$ 15.08	$ 14.69
Granted, Weighted Average Exercise Price	$ 11.89	$ 10.86	$ 14.25
Forfeited, Weighted Average Exercise Price	$ 16.7	$ 16.59
Expired, Weighted Average Exercise Price	$ 11.33
Exercised, Weighted Average Exercise Price	$ 4.07	$ 8.23	$ 4.96
Options outstanding at end of year, Weighted Average Exercise Price	$ 13.06	$ 15.09	$ 15.08

Stock-Based Compensation (Summary Of Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	2,471,825	906,964	919,639	841,991
Weighted Average Remaining Contractual Life (in years), Outstanding	9 years 3 months 18 days
Weighted Average Exercise Price per Share, Outstanding	$ 13.06	$ 15.09	$ 15.08	$ 14.69
Aggregate Intrinsic Value, Outstanding	$ 112
Number of Options Exercisable	843,304
Weighted Average Remaining Contractual Life (in years), Exercisable	6 years 3 months 18 days
Weighted Average Exercise Price per Share, Exercisable	$ 15.06
Aggregate Intrinsic Value, Exercisable	2
Exercise Price - $10.86 - $12.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 10.86
Exercise Price Range, Upper Range Limit	$ 12.71
Number of Options Outstanding	1,597,160
Weighted Average Remaining Contractual Life (in years), Outstanding	10 years 9 months 18 days
Weighted Average Exercise Price per Share, Outstanding	$ 11.89
Aggregate Intrinsic Value, Outstanding	112
Number of Options Exercisable	32,342
Weighted Average Remaining Contractual Life (in years), Exercisable	5 years 10 months 24 days
Weighted Average Exercise Price per Share, Exercisable	$ 11.91
Aggregate Intrinsic Value, Exercisable	2
Exercise Price - $13.33 - $17.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 13.33
Exercise Price Range, Upper Range Limit	$ 17.59
Number of Options Outstanding	827,160
Weighted Average Remaining Contractual Life (in years), Outstanding	6 years 6 months
Weighted Average Exercise Price per Share, Outstanding	$ 14.97
Aggregate Intrinsic Value, Outstanding
Number of Options Exercisable	772,958
Weighted Average Remaining Contractual Life (in years), Exercisable	6 years 3 months 18 days
Weighted Average Exercise Price per Share, Exercisable	$ 14.99
Aggregate Intrinsic Value, Exercisable
Exercise Price $19.19 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 19.19
Number of Options Outstanding	47,505
Weighted Average Remaining Contractual Life (in years), Outstanding	6 years 1 month 6 days
Weighted Average Exercise Price per Share, Outstanding	$ 19.19
Aggregate Intrinsic Value, Outstanding
Number of Options Exercisable	38,004
Weighted Average Remaining Contractual Life (in years), Exercisable	6 years 1 month 6 days
Weighted Average Exercise Price per Share, Exercisable	$ 19.19
Aggregate Intrinsic Value, Exercisable

Stock-Based Compensation (Summary Of Restricted Stock Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock-Based Compensation [Abstract]
Unvested restricted stock at beginning of year, Number of Shares	13,582	23,762	34,177
Granted, Number of Shares	515,325		11,317
Vested, Number of Shares	(18,046)	(10,180)	(21,732)
Unvested restricted stock at end of year, Number of Shares	510,861	13,582	23,762
Unvested restricted stock at beginning of year, Weighted Average Grant Date Fair Value	$ 14.9	$ 15.07	$ 15.17
Granted, Weighted Average Grant Date Fair Value	$ 11.89		$ 14.42
Vested, Weighted Average Grant Date Fair Value	$ 13.17	$ 15.3	$ 14.88
Unvested restricted stock at end of year, Weighted Average Grant Date Fair Value	$ 11.93	$ 14.9	$ 15.07

Performance Based Compensation (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual, Mandatory Deferral Period	3 years
Performance Based Compensation Amount	$ 2,000,000	$ 1,800,000	$ 1,700,000
Deferred Compensation Arrangement with Individual, Compensation Expense	162,000	153,000	86,000
Performance Based Compensation, Amount Deferred	386,000	345,000	332,000
Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	50.00%
Deferred Compensation Arrangement With Individual Employer Contribution Percentage	50.00%
Performance Based Compensation, Amount Deferred	100,000
Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Performance Based Compensation, Amount Deferred	$ 2,000
Executive Officers [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	50.00%
Senior Officers [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	35.00%

Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies [Abstract]
Unadvanced home equity lines of credit	$ 261,800,000	$ 264,600,000
Unadvanced commitments on commercial loans	$ 239,000	$ 957,000

Commitments And Contingencies (Commitments Outstanding To Originate, Refinance, Purchase And Participate In Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies [Abstract]
Originate/refinance fixed-rate	$ 102,449	$ 89,059
Originate/refinance adjustable-rate	18,272	24,047
Purchase/participate fixed-rate	81,107	30,650
Purchase/participate adjustable-rate	31,315	26,556
Commitments outstanding to originate, refinance, purchase and participate in loans	$ 233,143	$ 170,312

Regulatory Capital Requirements (Summary Of Capital And Total Risk-Based Capital Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Regulatory Capital Requirements [Abstract]
Tangible equity, Actual Amount		$ 1,369,143
Tangible equity, Actual Ratio		15.10%
Tangible equity, For Capital Adequacy Purposes Amount		135,926
Tangible equity, For Capital Adequacy Purposes Ratio		1.50%
Tier 1 capital, Actual Amount	1,355,105	1,369,143
Tier 1 capital, Actual Ratio	14.60%	15.10%
Tier 1 capital, For Capital Adequacy Purposes Amount	371,747	362,469
Tier 1 capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	464,684	453,086
Tier 1 capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tier 1 risk-based capital, Actual Amount	1,355,105	1,369,143
Tier 1 risk-based capital, Actual Ratio	36.40%	37.90%
Tier 1 risk-based capital, For Capital Adequacy Purposes, Amount	148,744
Tier 1 risk-based capital, For Capital Adequacy Purposes, Ratio	4.00%
Tier 1 risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	223,116	216,551
Tier 1 risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Total risk-based capital, Actual Amount	1,366,205	1,380,853
Total risk-based capital, Actual Ratio	36.70%	38.30%
Total risk-based capital, For Capital Adequacy Purposes Amount	297,489	288,734
Total risk-based capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 371,861	$ 360,918
Total risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%

Regulatory Capital Requirements (Reconciliation Of The Bank's Equity Under GAAP To Regulatory Capital Amounts) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Regulatory Capital Requirements [Abstract]
Total Bank equity as reported under GAAP	$ 1,379,357	$ 1,395,708
Unrealized gains on AFS securities	(24,179)	(26,314)
Other	(73)	(251)
Total Tier 1 capital	1,355,105	1,369,143
ACL	11,100	11,710	[1]
Total risk-based capital	$ 1,366,205	$ 1,380,853

[1]	The September 30, 2011 ACL amount represents the general valuation allowances calculated using the formula analysis. SVAs were netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.

Fair Value Of Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	$ 26,890,000	$ 72,048,000
ACL for loans individually evaulated for impairment	0	3,755,000
OREO	8,047,000	11,321,000
Estimated fair value of non-certificate deposits	1,978,399,000	1,870,881,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	0	0
OREO	0	0
Estimated fair value of non-certificate deposits	1,978,399,000
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	0	0
OREO	0	0
Estimated fair value of certificates of deposit	$ 2,630,000,000

Fair Value Of Financial Instruments (Schedule Of Fair Value Assets Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	$ 1,406,844		$ 1,486,439
Proceeds from principal repayments	761,535		351,636		557,141
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	1,404,546		1,483,498
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,298	[1]	2,941	[2]
Proceeds from principal repayments	996		87
Reductions in net unrealized losses included in OCI	78		115
GSE Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	861,724		748,308
GSE Debentures [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	861,724		748,308
Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,516		2,754
Municipal Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,516		2,754
Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,298		2,941
Trust Preferred Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	2,298	[1]	2,941	[2]
MBS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	540,306		732,436
MBS [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale ("AFS") at Carrying Value	$ 540,306		$ 732,436

[1]	The Company’s Level 3 AFS securities had no activity from September 30, 2011 to September 30, 2012, except for principal repayments of $996 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2012 were $78 thousand.
[2]	The Company’s Level 3 AFS securities had no activity from September 30, 2010 to September 30, 2011, except for principal repayments of $87 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2011 were $115 thousand.

Fair Value Of Financial Instruments (Schedule Of Fair Value Assets Measured On A Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	$ 26,890	$ 72,048
OREO	8,047	11,321
Assets, fair value disclosure, nonrecurring, total	34,937	83,369
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	0	0
OREO	0	0
Assets, fair value disclosure, nonrecurring, total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	0	0
OREO	0	0
Assets, fair value disclosure, nonrecurring, total	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	26,890	72,048
OREO	8,047	11,321
Assets, fair value disclosure, nonrecurring, total	$ 34,937	$ 83,369

Fair Value Of Financial Instruments (Schedule Of Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 141,705	$ 121,070	$ 65,217	$ 41,154
Available-for-sale ("AFS")	1,406,844	1,486,439
Held-to-maturity ("HTM")	1,887,947	2,370,117
Loans receivable, net	5,608,083	5,149,734
BOLI	58,012	56,534
Capital stock of FHLB	132,971	126,877
Deposits	4,550,643	4,495,173
FHLB Advances Amount	2,530,322	2,379,462
Other borrowings, Amount	365,000	515,000
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	141,705	121,070
Available-for-sale ("AFS")	1,406,844	1,486,439
Held-to-maturity ("HTM")	1,887,947	2,370,117
Loans receivable, net	5,608,083	5,149,734
BOLI	58,012	56,534
Capital stock of FHLB	132,971	126,877
Deposits	4,550,643	4,495,173
FHLB Advances Amount	2,530,322	2,379,462
Other borrowings, Amount	365,000	515,000
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	141,705	121,070
Available-for-sale ("AFS")	1,406,844	1,486,439
Held-to-maturity ("HTM")	1,969,899	2,434,392
Loans receivable, net	5,978,872	5,475,150
BOLI	58,012	56,534
Capital stock of FHLB	132,971	126,877
Deposits	4,607,732	4,553,516
FHLB Advances Amount	2,701,142	2,569,958
Other borrowings, Amount	$ 388,761	$ 545,096

Selected Quarterly Financial Data (Summary Of Quarterly Data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Selected Quarterly Financial Data [Abstract]
Total interest and dividend income	$ 79,305	$ 80,645	$ 83,274	$ 84,827	$ 86,594	$ 88,083	$ 84,941	$ 87,247	$ 328,051	$ 346,865	$ 374,051
Net interest and dividend income	45,853	46,188	47,466	45,374	43,865	44,308	40,556	40,005	184,881	168,734	169,565
Provision for credit losses			1,500	540	1,650	1,240	520	650	2,040	4,060	8,881
Net income (loss)	$ 17,736	$ 18,673	$ 19,315	$ 18,789	$ 16,766	$ 17,259	$ 15,636	$ (11,258)	$ 74,513	$ 38,403	$ 67,840
Basic earnings per share	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.1	$ 0.1	$ 0.1	$ (0.07)	$ 0.47	$ 0.24	$ 0.41
Diluted earnings per share	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.1	$ 0.1	$ 0.1	$ (0.07)	$ 0.47	$ 0.24	$ 0.41
Dividends declared per share	$ 0.075	$ 0.075	$ 0.075	$ 0.175	$ 0.075	$ 0.075	$ 0.675	$ 0.8	$ 0.4	$ 1.625	$ 2.29
Average number of basic shares outstanding	151,077,000	156,962,000	161,722,000	161,923,000	161,784,000	161,642,000	161,500,000	165,541,000	157,912,978	162,625,274	165,862,176
Average number of diluted shares outstanding	151,079,000	156,966,000	161,728,000	161,931,000	161,791,000	161,648,000	161,507,000	165,541,000	157,916,400	162,632,665	165,899,445

Parent Company Financial Information (Parent Company Only) (Schedule Of Balance Sheets) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ASSETS:
Cash and cash equivalents	$ 141,705	$ 121,070	$ 65,217	$ 41,154
Available-for-sale ("AFS")	1,406,844	1,486,439
Other assets	50,837	50,968
Accrued interest receivable	26,092	29,316
Deferred income tax assets	(25,042)	(20,447)
TOTAL ASSETS	9,378,304	9,450,799
LIABILITIES:
Accounts payable and accrued expenses	44,279	43,761
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized, no shares issued or outstanding	0	0
Common stock ($0.01 par value) 1,400,000,000 shares authorized, 167,498,133 shares issued; 167,498,133 shares outstanding as of December 31, 2011 and September 30, 2011	1,554	1,675
Additional paid-in capital	1,292,122	1,392,567
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(47,575)	(50,547)
Retained earnings	536,150	569,127
Accumulated other comprehensive income ("AOCI"), net of tax	24,207	26,707
Total stockholders' equity	1,806,458	1,939,529	961,950	941,298
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	9,378,304	9,450,799
Available-for-sale securities, amortized cost	1,367,925	1,443,529
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	155,379,739	167,498,133
Common stock, shares outstanding	155,379,739	167,498,133
Capitol Federal Financial [Member]
ASSETS:
Cash and cash equivalents	308,648	113,101	88,098	54,101
Investment in the Bank	1,379,357	1,395,708
Available-for-sale ("AFS")	60,120	362,875
Note receivable - ESOP	50,087	52,759
Other assets	84	75
Accrued interest receivable	263	1,812
Income tax receivable	3,092	2,855
Deferred income tax assets	7,103	10,409
TOTAL ASSETS	1,808,754	1,939,594
LIABILITIES:
Accounts payable and accrued expenses	2,296	65
STOCKHOLDERS' EQUITY:
Common stock ($0.01 par value) 1,400,000,000 shares authorized, 167,498,133 shares issued; 167,498,133 shares outstanding as of December 31, 2011 and September 30, 2011	1,554	1,675
Additional paid-in capital	1,292,122	1,392,567
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(47,575)	(50,547)
Retained earnings	536,150	569,127
Accumulated other comprehensive income ("AOCI"), net of tax	24,207	26,707
Total stockholders' equity	1,806,458	1,939,529
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,808,754	1,939,594
Available-for-sale securities, amortized cost	$ 60,074	$ 362,271
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	155,379,739	167,498,133
Common stock, shares outstanding	155,379,739	167,498,133

Parent Company Financial Information (Parent Company Only) (Schedule Of Statements Of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest income from securities									$ 15,944	$ 19,077	$ 15,682
Total interest and dividend income	79,305	80,645	83,274	84,827	86,594	88,083	84,941	87,247	328,051	346,865	374,051
INTEREST EXPENSE									143,170	178,131	204,486
NET INTEREST AND DIVIDEND INCOME	45,853	46,188	47,466	45,374	43,865	44,308	40,556	40,005	184,881	168,734	169,565
OTHER INCOME									1,955	2,142	3,898
Salaries and employee benefits									44,235	44,913	42,666
Other, net									11,459	12,027	7,962
Total other expenses									91,075	132,317	89,730
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									115,999	57,352	105,365
INCOME TAX EXPENSE (BENEFIT)									41,486	18,949	37,525
NET INCOME	17,736	18,673	19,315	18,789	16,766	17,259	15,636	(11,258)	74,513	38,403	67,840
Capitol Federal Financial [Member]
Dividend income from the Bank									88,871	45,643	84,869
Interest income from other investments									2,835	3,221	2,927
Interest income from securities									1,062	1,093
Total interest and dividend income									92,768	49,957	87,796
INTEREST EXPENSE										855	1,680
NET INTEREST AND DIVIDEND INCOME									92,768	49,102	86,116
OTHER INCOME										26	50
Contribution to Foundation										40,000
Salaries and employee benefits									838	856	929
Regulatory And Outside Services									276	337	493
Other, net									694	650	270
Total other expenses									1,808	41,843	1,692
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									90,960	7,285	84,474
INCOME TAX EXPENSE (BENEFIT)									731	(13,425)	(138)
INCOME BEFORE EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									90,229	20,710	84,612
EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									(15,716)	17,693	(16,772)
NET INCOME									$ 74,513	$ 38,403	$ 67,840

Parent Company Financial Information (Parent Company Only) (Schedule Of Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 74,513	$ 38,403	$ 67,840
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization/accretion of premiums/discounts	8,662	8,100	5,940
Changes in:
Other assets	(2,493)	(637)	7,035
Income taxes receivable/payable	(1,398)	3,004	(6,697)
Accounts payable and accrued expenses	(10,732)	(143)	(1,631)
Net cash flows provided by operating activities	106,238	65,785	59,162
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of AFS securities	(688,520)	(790,083)
Net cash provided by (used in) investing activities	76,848	(933,321)	(38,492)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from common stock offering (deferred offering costs)		1,076,411	(5,982)
Dividends paid	(63,768)	(150,110)	(48,400)
Repayments of other borrowings	(957,768)	(773,771)	(395,000)
Repurchase of common stock	(146,781)		(4,019)
Stock options exercised	36	35	210
Net cash (used in) provided by financing activities	(162,451)	923,389	3,393
NET INCREASE IN CASH AND CASH EQUIVALENTS	20,635	55,853	24,063
CASH AND CASH EQUIVALENTS:
Beginning of Period	121,070	65,217	41,154
End of Period	141,705	121,070	65,217
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments	135,444	172,332	199,433
Capitol Federal Financial [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	74,513	38,403	67,840
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in excess of distribution over/(undistributed) earnings of subsidiary	15,716	(17,693)	16,772
Amortization/accretion of premiums/discounts	2,196	3,529
Other assets	(1,549)	1,812	(1)
Provision for deferred income taxes	5,422	(10,409)
Changes in:
Other assets	9	(1,547)
Income taxes receivable/payable	(2,160)	(2,927)	24
Accounts payable and accrued expenses	33	(355)	3
Net cash flows provided by operating activities	97,260	10,283	84,640
CASH FLOWS FROM INVESTING ACTIVITIES:
Offering proceeds downstreamed to Bank		(567,422)
Purchase of AFS securities		(405,800)
Proceeds from maturities of AFS securities	300,000	40,000
Proceeds from maturities of Bank certificates of deposit		55,000	5,000
Purchase of Capitol Federal Financial, Inc. stock			(1)
Principal collected on notes receivable from ESOP	2,672	2,525	2,387
Net cash provided by (used in) investing activities	302,672	(875,697)	7,386
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from common stock offering (deferred offering costs)		1,094,101	(5,982)
Payment from subsidiary for purchase of common stock related to restricted stock awards	6,128		162
Dividends paid	(63,768)	(150,110)	(48,400)
Repayments of other borrowings		(53,609)
Repurchase of common stock	(146,781)		(4,019)
Stock options exercised	36	35	210
Net cash (used in) provided by financing activities	(204,385)	890,417	(58,029)
NET INCREASE IN CASH AND CASH EQUIVALENTS	195,547	25,003	33,997
CASH AND CASH EQUIVALENTS:
Beginning of Period	113,101	88,098	54,101
End of Period	308,648	113,101	88,098
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments		1,274	1,678
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Note to ESOP in exchange for common stock		$ 47,260